[LOGO OF PAYDEN & RYGEL MUTUAL FUNDS]                         semi-annual report



                                                                  April 30, 2000












                        Payden & Rygel Investment Group

                                   Contents

    ------------------------------------------------------------------------

     .          Chairman's Letter
     i          Management Discussion and Analysis
     1          Portfolio Highlights and Investments
     42         Statements of Assets and Liabilities
     46         Statements of Operations
     50         Statements of Changes in Net Assets
     58         Notes to Financial Statements
     64         Financial Highlights
     80         Trustees and Officers

                                                              Semi-Annual Report

Dear Shareholder:
    ---------------------------------------------------------------------------
Since early last year, two major themes dominated investors' concerns: an overheated stock market that started the Federal Reserve on an interest rate tightening spree and the potential threat of the Year 2000 bug that caused corporations and governments to invest billions of dollars in technology. With the new millennium, we have an upheaval in the domestic stock markets, which is randomly erasing and setting record gains on a daily basis. The volatility in the equity markets, continually strong economic indicators, along with rising oil prices, have prompted the Federal Reserve to step up its efforts to stem inflation and take a more aggressive stance.

  Since November 1, 1999, we too have retooled our fund offerings to reflect the changes in investor demand and the global marketplace. In addition to two new funds, we have made modifications to an existing fund to make it more attractive to new, as well as existing, investors.

  .The World Target Twenty Fund is the newest fund subadvised by Metzler/Payden LLC, our joint venture with Metzler Bank of Frankfurt, Germany. The Fund seeks to invest in global companies that exhibit high growth prospects and also, through strong fundamentals, show that the growth is sustainable.

  .Our Small Cap Growth and Small Cap Value Funds were consolidated into one new fund, Small Cap Leaders Fund, which invests in small capitalization companies with high long-term growth potential, regardless of whether the company is viewed as a growth company or a value company.

  .The Growth & Income Fund has undergone a change in process to better reflect the broad marketplace. Whereas in the past the broad market exposure was solely achieved through the use of S & P Depositary Receipts (SPDRs), the Fund now includes exposure to the DJIA (via "diamonds") and to the NASDAQ (through the "triple Qs"), and divides the 50% broad market basket among the SPDRs, DIAs, and QQQs. The other 50% of the fund is still invested in the 10 highest dividend yielding stocks in the Dow Jones Industrial Average.

  We remain bullish on the growth prospects for Europe, although the Euro has officially fallen below parity with the U.S. dollar. The combination of M & A activity and the increasing access to the capital markets caused by the introduction of the EMU is unlocking value in European equities. This should continue to make growth stocks more attractive. Our European Aggressive Growth Fund, a Europe-only fund subadvised by Metzler/Payden, gives investors an opportunity to gain exposure to the next high growth market.

    ---------------------------------------------------------------------------
  In recent months, we've attracted very positive coverage from the media. Our European Aggressive Growth Fund has gained broad attention for posting impressive returns in an asset class that many have yet to explore. And, our Short Duration Tax-Exempt and Global Fixed Income Funds have been recognized recently due to their solid returns.

  Creating and maintaining shareholder value, providing solid investment vehicles, and seeking out new sectors in which to invest continue to be our objectives. Although we are pleased with what we have accomplished, we continually seek to improve on our accomplishments.

  We appreciate your trust in Payden & Rygel, and we will continue to work for you.

Sincerely,

/s/ Joan A. Payden
Joan A. Payden
Chairman & CEO

Management Discussion and Analysis

Fixed Income Markets

The bond market experienced significant volatility during the past six months ended April 30, 2000. Surprisingly, Y2K was not to blame. Shortly after the beginning of the year, the Treasury Department initiated its first buyback program in recent memory in response to the anticipated budget surplus. The impact of this program was felt throughout all sectors of the U.S. fixed income market. The yield curve inverted with 30-year yields falling below 2-year yields due to the anticipated scarcity of long maturity Treasuries. In addition, spreads, which reflect the difference between the yield of non-Treasury securities and the yield on Treasury securities, reached all-time wide levels as the Treasury market became disconnected from the rest of the fixed-income universe. Finally, as widely expected, the Federal Reserve Board imposed three rate increases, raising the Fed Funds target to 6% as economic growth continued in virtually all sectors of the economy.

Short Maturity Strategies

For the period ended April 30, 2000, the Bunker Hill Money Market Fund earned 2.79% for the six month period; it earned 5.41% for the twelve months, which placed it 8th out of 356 funds in Lipper's "Money Market Fund" category based on total return. The Fund continued its strategy of maintaining a relatively long average maturity of 60 to 80 days. This allowed the Fund to invest in securities with nine-month to twelve-month maturities that paid significantly higher interest than securities with shorter maturities.

The Limited Maturity Fund is designed to take advantage of its ability to invest in securities that are just beyond the reach of money market funds, while maintaining minimal share price volatility. The Fund invests only in investment grade instruments and has an average credit quality rating of AA. Although the Fund has a yield advantage of about one-half of one percent over money market funds, sharply rising rates during the six-month period reduced the Fund's total return. The Fund earned 2.58% during the period.

Our belief that interest rates would rise caused us to maintain a very cautious strategy during the six-month period. Average maturities were held relatively short in most of the short-term funds. Based on total return for the period, the Short Bond Fund's average maturity was held below two years. For the period ended April 30, 2000, the Fund produced a total return of 2.27% for the six month period; it earned 3.44% for the twelve months, placing it 28th out of 113 funds in Lipper's "Short Investment Grade Debt Funds" universe.

During the six month period, we repositioned the U.S. Government Fund by selling its 15-year mortgage pass through securities and purchasing intermediate-term U.S. Agency notes and short-term collateralized mortgage obligations (CMOs). For the period ended April 30, 2000, the Fund earned 1.60% for the six month period; it earned 2.61% for the twelve months, which placed it 13th out of 91 funds in the Lipper "Short Intermediate U.S. Government Funds" category.

The GNMA Fund invests in "current coupon" mortgage pools, which are mortgage pools that have coupon rates roughly equal to the current yield demanded by the market, and GNMA II pools, both of which are slightly cheaper than other GNMA investments but involve no additional risk. During the six-month period ended April 30, average maturity was also kept short compared to other funds. The combination of these two strategies produced a return of 1.81%, which placed the Fund 3rd out of 60 funds in Lipper's "GNMA Funds" universe.

Intermediate Maturity Strategies

The increase in investor demand for Treasury securities caused corporate, mortgage and agency spreads to widen significantly over Treasuries during the six-month period. The Total Return Fund and Investment Quality Bond Fund performed relatively well in this environment. Both Funds took advantage of changes in mortgage spreads, as we increased our allocation to mortgages when spreads widened and moved to an underweight when spreads tightened. In addition, the Total Return Fund benefited from an allocation to emerging markets, as positive credit fundamentals caused spreads over Treasuries to narrow significantly in this sector. Despite the

Management Discussion and Analysis

significant rise in 10-year Treasury rates, the Total Return Fund earned 0.66% and the Investment Quality Bond Fund returned 0.54% for the six months ended April 30, 2000.

Global Strategies

In late 1999, central bankers around the world began raising short-term interest rates in an effort to preempt inflationary pressures within the global economy. After initially trading higher, bonds subsequently lost their appeal with the fading specter of Y2K and the reports of continued strong economic data. The markets recognized that these interest rate moves were the beginning of a cycle of tighter monetary policy.

After another round of raising interest rates in early February, several central banks intimated that the urgency for tightening as reflected in the yield curve was excessive. This gradualist stance helped spark a bond rally that flattened or further inverted yield curves. The anticipated narrowing of the output gap between the U.S. and the rest of the world failed to materialize, however, and as a result, this price appreciation was reversed in late April.

For the six months ended April 30, 2000, the Global Fixed Income Fund and Global Short Bond Fund posted positive returns of 3.26% and 2.48%, respectively. As borne out by the fact that the U.S. was the worst returning country in the global indices for 1999, global diversification remains a prudent investment objective. We have selectively added European credit exposure to the funds and we look to this area as a significant contributor to overall return. In addition, currency hedging continues to protect depreciation of non-dollar securities and higher "overnight" rates for fixed income securities in the U.S. continue to improve overall returns.

High Income and Emerging Markets Strategies

Over the last six months, the high yield market has experienced weak investor flows and poor investor sentiment due to several bouts of extreme volatility in the equity and Treasury markets. While Y2K proved to be a non-event, technicals have been poor as the buy-side struggles with weak interest in the market. High yield mutual fund flows have been negative: over $3 billion has already left the sector in 2000. Furthermore, a lack of collateralized bond obligations has been an additional negative technical factor, as these structures supported the market backstop during poor demand conditions in early and mid-1999. The equity and Treasury market's volatility has pushed investors to the sidelines on many occasions, adding to the reduced flows. Spreads in the high yield market have reflected the poor technicals, and as a result, have widened to levels not seen since December. The High Income Fund continues to be defensively positioned, as evidenced by our high cash allocation (15%) and emphasis on noncyclical industries. The High Income Fund returned 0.74% during the six-month period, exceeding the Merrill Lynch High Yield Index return of -0.12% by 86 basis points. We have been viewing the volatility in the market as an opportunity to buy higher quality (BB rated) securities at good valuations.

In the six months ended April 30, 2000, the Emerging Markets Bond Fund posted a return of 14.41%. Spreads tightened about two percent in the last quarter of 1999, as fears of Y2K problems faded and the fundamental outlook for emerging markets improved. From January to April 2000, emerging market debt remained range-bound, trading along with volatility in U.S. equity markets. Despite strong credit trends in these countries, the tone in emerging markets has weakened since mid-March due to uncertainty about the path of the U.S. Federal Reserve's interest rate policy, and the impact on emerging markets in the event of a more rapidly rising interest rate environment.

Overall emerging market spreads are relatively unchanged from the beginning of the year, but are in positive return territory given the high carry in emerging markets assets. The Emerging Markets Bond Fund posted a

Management Discussion and Analysis continued

return of 5.61% year-to-date through April 30, which is 250 basis points ahead of the J.P. Morgan EMBI Global Constrained Index and 100 basis points ahead of the EMBI Global Index. The strategy of the Emerging Markets Bond Fund in the last six months has been to overweight Latin America and Central Europe, and to underweight Asia and Africa. The Fund has also added corporates opportunistically in order to earn additional yield over the sovereign issues.

Tax-Exempt Strategies

Virtually all financial markets experienced increased volatility in the six months ended April 30, 2000. The municipal market was no exception. Investors remained cautious through the first fiscal quarter as the Federal Reserve increased rates to stem inflation. In addition, many investors were content to hold cash and see what impact the Y2K bug would have on the market. Technical year-end selling and a lack of participation in the market from traditional municipal bond investors also led municipal rates higher. By the end of January, the yield on 2-year, AAA-rated general obligation bonds had risen 43 basis points to 4.58%; whereas, the yield on 30-year bonds increased 14 basis points to 6.03%. The yield curve continued to flatten in February and March, as the equity market correction and Treasury buy-back announcement gave support to the bond markets. As a result, intermediate and long-bonds rallied 25 basis points. Unfortunately, economic data released in April showed signs of inflation causing interest rates to rise 12 basis points across the curve.

The Short Duration Tax Exempt Fund posted a 1.36% total return for the six-month period ended April 30, 2000, despite a 55 basis point increase in short-term interest rates. The portfolio benefited from its emphasis on premium coupon bonds and its short maturity orientation. The Tax Exempt Bond Fund and the California Municipal Income Fund benefited from a yield decline of approximately 0.50% in the long end of the market that began in January. The portfolios have a longer maturity orientation that increases their price sensitivity to changes in interest rates. The Tax Exempt Bond Fund had a 1.89% total return for the six-month period. Strong demand for California exempt bonds aided the California Municipal Income Fund, which posted a 2.28% total return for the first six months of the fiscal year.

Equity Markets

The past six months was a period of dramatic narrowing in the breadth of the market advance between so called "old economy " and "new economy" stocks. This can be seen in the movement of the S&P 500 Index. Over the last six months, the Index has increased 7.18%, with 192 issues up and 308 issues down. This increase was led by the Technology sector, up 41.5%. Basic Materials was the laggard at -10.5%. The top 21 stocks, on a percent return basis, however, accounted for all the Index return. This means the remaining 479 stocks as a group, on a capitalization weighted basis, were flat for the period. Value stocks continued to lag growth as the 385-member S&P 500/BARRA Value Index lagged the 115-member BARRA Growth Index, 2.68% to 10.84%. The NASDAQ Index had its most volatile six-month period ever with several days of index changes in excess of 5%. This is not surprising as the index is weighted based on market capitalization, with over 75% of the Index representing technology issues. Overall the NASDAQ Index was up 30.26%. The leading sector was Biotechnology, up 58.9%, with the largest decrease in the Banking sector, down 17.1%.

Domestic Strategies

For the six-month period, the large cap funds had moderate results. The Market Return Fund returned 4.19% and has a 3-star rating by Morningstar./1/ The U.S. Growth Leaders Fund returned 4.57% over this period. The Growth & Income Fund ("Dogs of the Dow"), with a rating of "4" (out of a possible "5") in Morningstar's Large Value category, returned - 3.33%./2/

Management Discussion and Analysis

During the last six months, in a reversal of the last couple of years, small cap stocks outperformed large caps. The Russell 2000 Index was up 18.88%, exceeding the S&P 500 by more than 12%. Our Small Cap Leaders Fund is a mixture of growth and value styles and opened on December 20, 1999. Since inception, the Fund earned 6.15%.

Global Strategies

In local currency terms, the large European stocks outpaced their U.S. counterparts. The Dow Jones Europe STOXX index rose 27.37% for the six month period. With the decline in the value of the Euro from $1.05 to $0.88, however, the index rose only 10.61% in dollar terms. We continue to believe that with the restructuring and movement into equities by European investors, European stocks offer outstanding opportunities for return and diversification.

Last year, in response to the opening up of the equity markets in Europe, we launched the European Aggressive Growth Fund. This Fund focuses on companies with a small to medium capitalizations that we believe have high growth potential. Primary emphasis is on companies in France, Germany, Switzerland and the United Kingdom, with a sector emphasis on technology and consumer products. Price-to-earnings ratios in Europe are significantly lower than those in the U.S. and represent a good opportunity for investors. The Fund has performed extremely well, with a return of 75.88% for the six-month period. The Global Balanced Fund scored a "4" (out of a possible "5") rating in Morningstar's International Hybrid category./3/ It has a mixture of foreign equities and debt securities and posted a 6.89% return for the six-month period. This Fund has posted consistent returns with significantly less volatility than an all-stock portfolio. The European Growth & Income Fund returned -11.26% for this period primarily due to the combined effects of a decline in the value of the Euro and the fear of the impact of rising U.S. interest rates on the European markets. In early April, we initiated a new fund, the World Target Twenty Fund, which seeks to invest in large capitalization stocks on a global basis. All four European funds are sub-advised by our joint venture partner Metzler/Payden, which is registered under the US Investment Adviser Act of 1940.

-------
/1/ The Morningstar ratings are for the three-year period ending April 30, 2000, out of a total 3,606 (3-year) domestic equity funds. Morningstar's proprietary ratings reflect historical risk-adjusted performance and are subject to change monthly. Specifically, they are calculated from each fund's 3-year average annual returns in excess of 90-day Treasury bill returns with appropriate adjustments for fees and a risk factor that reflects performance below a 90-day Treasury bill return. The top 10% of the funds in an investment category receive five stars and the next 22.5% receive four stars.

/2/ The Morningstar rating is for the three-year period ending April 30, 2000, for the 635 funds in Morningstar's "Large Value" category and is subject to change monthly. The Category Rating is a quantitative measure of risk adjusted returns within the particular Morningstar category. The objective of the Category Rating is to show how well a fund has balanced risk and return relative to other funds in the same Morningstar category. As with the Star Rating, five is the best rating attainable, with one being the lowest.

/3/ The Morningstar rating is for the three-year period ending April 30, 2000, for the 82 funds in Morningstar's "International Hybrid" category and is subject to change monthly. The Category Rating is a quantitative measure of risk adjusted returns within the particular Morningstar category. The objective of the Category Rating is to show how well a fund has balanced risk and return relative to other funds in the same Morningstar category. As with the Star Rating, five is the best rating attainable, with one being the lowest.

Portfolio Highlights & Investments

--------------------------------------------------------------------------------
This section includes Country Allocation, Portfolio Composition tables, and Schedules of Portfolio Investments. In the case of the Group's fixed income Funds, these tables are designed to identify the country or type of security where a Fund is exposed to changes in interest rates. In the case of the Group's equity Funds, these tables are designed to identify the holdings and industries of each Fund. In either case, if a Fund makes use of futures or options contracts, the tables and Schedules of Investments include the current effect of those contracts. Unless indicated otherwise, information in this section is as of April 30, 2000.

                                                       Semi-Annual Report    1

Global Short Bond Fund

The objective of the Global Short Bond Fund is to realize a high level of total return consistent with preservation of capital. The Fund invests primarily in U.S. and foreign government notes and bonds and U.S. and foreign corporate debt securities. The Fund also has substantial investments in foreign currency con-tracts. The Fund's maximum average portfolio maturity (on a dollar-weighted ba-sis) is three years.

Statistics

---------------------------
Number of Issues         23
Average Maturity  1.9 years
SEC Yield             4.68%
---------------------------

Country Allocation

----------------
Germany      29%
U.S.         23%
New Zealand  11%
Sweden       10%
Spain         9%
France        5%
Other        13%
----------------

Credit Quality

--------
AAA  89%
AA    8%
A     3%
BBB   0%
--------

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Australia (Australian Dollar)
 (3%)
  9,200,000 New South Wales
            Treasury
            Corporation, 5.50%,
            10/1/02                 $ 5,218.3
                                    ---------
            Australia (Cost -
            $5,334.7)                 5,218.3

 France (Euro) (4%)
  8,700,000 French Government
            Btns,
            5.50%, 10/12/01           8,024.1
                                    ---------
            France (Cost -
            $8,720.9)                 8,024.1

 Germany (Euro) (28%)
  8,000,000 Allgemeine Hypobk
            AG,
            4.25%, 6/25/01            7,256.7
  8,000,000 Bundesobligation -
            122,
            4.50%, 2/22/02            7,269.9
  2,000,000 Bundesobligation,
            5.00%, 8/20/01            1,832.6
  5,300,000 Depfa Pfandbrief
            Bank,
            5.25%, 12/14/01           4,861.7
 18,600,000 German Government
            Bond,
            4.75%, 11/20/01          16,983.7
  4,000,000 Rheinische Hypo Bank
            AG,
            4.50%, 8/26/03            3,574.8
  8,100,000 Treuhandanstalt,
            6.50%, 4/23/03            7,698.7
                                    ---------
            Germany (Cost -
            $55,458.2)               49,478.1

 Italy (Euro) (4%)
  7,000,000 Italian Government
            BTP, 6.25%, 3/1/02        6,542.2
                                    ---------
            Italy (Cost -
            $7,892.6)                 6,542.2

 Netherlands (Euro) (4%)
  8,600,000 Netherlands
            Government Bond,
            8.50%, 3/15/01            8,098.0
                                    ---------
            Netherlands (Cost -
            $9,441.8)                 8,098.0

--------------------------------------------------------------------------------

 Principal       Security
 or Shares      Description     Value (000)
-----------------------------------------------

 New Zealand (New Zealand
 Dollar) (11%)
  37,000,000 New Zealand
             Government Bond,
             10.00%, 3/15/02    $ 18,895.8
                                ----------
             New Zealand
             (Cost -
             $19,049.6)           18,895.8

 Spain (Euro) (9%)
   7,900,000 Spanish
             Government Bond,
             5.00%, 1/31/01        7,114.9
   9,000,000 Spanish
             Government Bond,
             4.25%, 7/30/02        8,233.5
                                ----------
             Spain (Cost -
             $17,208.2)           15,348.4

 Sweden (Swedish Krona) (10%)
 151,100,000 Swedish
             Government Bond,
             5.50%, 4/12/02       17,035.4
                                ----------
             Sweden (Cost -
             $17,291.1)           17,035.4

 United States (United States
 Dollar) (21%)
  15,500,000 FHLB,
             5.63%, 3/19/01       15,378.0
   3,000,000 FHLMC,
             6.08%, 7/20/00        2,959.5
   2,100,000 FNMA Global,
             5.75%, 9/5/00
             (Australian
             Dollar)               1,221.2
   2,000,000 GMAC,
             5.50%, 2/2/05         1,808.7
   6,300,000 U.S. Treasury
             Note,
             4.25%, 11/15/03       5,846.8
   5,000,000 U.S. Treasury
             Note,
             6.25%, 6/30/02        4,956.8
   6,000,000 U.S. Treasury
             Note,
             6.63%, 7/31/01        5,998.8
                                ----------
             United States
             (Cost -
             $39,006.1)           38,169.8
 Investment Companies (1%)
   2,017,000    Bunker Hill
               Money Market
                   Fund            2,017.0
                                ----------
 Total (Cost - $181,420.1) (a)
 (95%)                          $168,827.1
                                ==========


2  Payden & Rygel Investment Group

Global Short Bond Fund

Percentages indicated are based on net assets of $178,228,828.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation  $      3,039
   Unrealized depreciation   (12,596,064)
                            ------------
   Net unrealized
    depreciation            $(12,593,025)
                            ============

Open Forward Currency Contracts

                                                                  Unrealized
Delivery                              Contract     Contract      Appreciation
Date           Currency                Price        Value       (Depreciation)
------------------------------------------------------------------------------
Assets:
6/20/00        Australian Dollar
               (sell)                  0.6132    $  6,738,958     $  329,063
5/30/00        Euro (sell)             0.9830      26,048,175      1,848,516
7/13/00        Euro (sell)             0.9683      71,654,200      3,881,251
5/18/00        New Zealand Dollar
               (sell)                  0.4950      19,851,104        378,009
5/17/00        Swedish Krona (sell)    8.6700      18,523,645        546,865
                                                 ------------     ----------
                                                 $142,816,082     $6,983,704
                                                 ============     ==========
Liabilities:
5/2/00         Euro (buy)              0.9215    $     16,839     $     (190)
                                                 ============     ==========


                       See notes to financial statements.

                                                          Semi-Annual Report  3

     Global Fixed Income Fund

The objective of the Global Fixed Income Fund is to realize a high level of to-tal return consistent with preservation of capital. The Fund invests primarily in investment grade U.S. and foreign government notes and bonds and U.S. and foreign corporate debt securities. The Global Fixed Income Fund invests in se-curities payable in U.S. dollars and foreign currencies.

Statistics

---------------------------
Number of Issues         40
Average Maturity  7.9 years
SEC Yield             5.00%
---------------------------

Country Allocation

-------------------
U.S.            51%
Germany         18%
United Kingdom   8%
Sweden           5%
Austria          4%
Italy            3%
Other           11%
-------------------

Credit Quality

--------
AAA  55%
AA   28%
A    17%
BBB   0%
--------

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal         Security
 or Shares        Description      Value (000)
--------------------------------------------------
 Austria (Japanese Yen) (4%)
 2,000,000,000 Oesterreich
               Kontrollbank,
               1.80%, 3/22/10       $18,524.5
                                    ---------
               Austria (Cost -
               $18,528.4)            18,524.5

 Belgium (Japanese Yen) (1%)
     4,700,000 Belgium Kingdom,
               9.00%, 3/28/03         4,741.2
                                    ---------
               Belgium (Cost -
               $5,048.0)              4,741.2

 France (Euro) (1%)
     5,000,000 French Treasury
               Note,
               3.50%, 7/12/04         4,307.7
                                    ---------
               France (Cost -
               $4,351.6)              4,307.7

 Germany (Euro) (17%)
    15,000,000 Bayerhypo
               Vereinsbank,
               4.75%, 9/19/07        12,969.5
    13,000,000 Hypothekenbk,
               5.50%, 2/20/07        11,791.0
    10,800,000 Deutsche
               Ausgleichsbank,
               4.00%, 7/4/09          8,710.3
    12,000,000 Treuhandanstalt,
               6.50%, 4/23/03        11,405.5
    13,800,000 Bundesobligation,
               5.00%, 8/20/01        12,644.8
    20,300,000 Deutschland
               Republic,
               5.63%, 1/4/28         18,399.2
                                    ---------
               Germany (Cost -
               $93,245.6)            75,920.3

 Italy (Japanese Yen) (3%)
 1,110,000,000 Republic of
               Italy,
               3.75%, 6/8/05         11,602.4
                                    ---------
               Italy (Cost -
               $11,682.4)            11,602.4
 Great Britain (British Pound)
 (8%)
    19,650,000 UK Treasury,
               7.25%, 12/7/07        33,902.7
                                    ---------
               Great Britain
               (Cost -
               $34,540.1)            33,902.7


--------------------------------------------------------------------------------

 Principal         Security
 or Shares       Description       Value (000)
----------------------------------------------

 Netherlands (Euro) (4%)
  13,900,000 Netherlands
             Government,
             6.50%, 4/15/03         $13,201.3
   6,100,000 Netherlands
             Government,
             5.75%, 2/15/07           5,696.1
                                    ---------
             Netherlands (Cost -
             $20,204.7)              18,897.4

 New Zealand (New Zealand Dollar)
 (2%)
  19,400,000 New Zealand
             Government,
             8.00%, 4/15/04           9,722.0
                                    ---------
             New Zealand (Cost -
             $9,870.9)                9,722.0

 Poland (Zloty) (2%)
  50,000,000 Poland Government
             Bond,
             8.50%, 2/12/05           9,198.0
                                    ---------
             Poland (Cost -
             $10,684.2)               9,198.0

 Supranational (Euro) (1%)
 460,000,000 World Bank,
             4.75%, 12/20/04          4,982.4
                                    ---------
             Supranational (Cost
             - $4,987.6)              4,982.4

 Sweden (Swedish Krona) (5%)
 195,000,000 Swedish Government,
             5.50%, 4/12/02          21,984.8
                                    ---------
             Sweden (Cost -
             $22,314.8)              21,984.8

 United States (United States
 Dollar) (49%)
   6,000,000 AT&T Corporation,
             6.00%, 3/15/09           5,347.5
   5,000,000 Standard Chartered
             Bank, 5.38%, 5/6/09
             (Euro)                   4,171.0
  14,000,000 CARAT 99-1,
             5.58%, 6/15/02          13,851.6
   8,050,000 GMAC Swift Trust
             99-1,
             5.00%, 1/18/05           7,182.5


4  Payden & Rygel Investment Group

Global Fixed Income Fund

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal         Security
 or Shares       Description       Value (000)
----------------------------------------------
  14,000,000 Daimler Benz
             Vehicle Trust,
             5.16%, 1/20/03
             (Euro)                $ 13,867.7
   6,600,000 John Deere Capital
             Corporation, 6.39%,
             9/18/00 (b)              6,588.3
   7,500,000 John Deere Capital
             Corporation, 6.35%,
             3/15/01 (b)              7,443.8
   5,000,000 Edison Mission
             Energy,
             7.73%, 6/15/09           4,856.3
   6,000,000 Electronic Data
             Systems,
             6.85%, 10/15/04          5,842.5
   5,000,000 FHLB,
             5.91%, 6/2/00            4,973.7
  15,000,000 FHLMC,
             5.91%, 5/23/00          14,945.8
  10,000,000 FHLMC,
             6.08%, 7/20/00           9,864.9
  14,413,000 FHLMC,
             6.00%, 9/15/06          14,166.5
  12,000,000 FNMA,
             6.00%, 5/15/08          11,033.5
  12,246,619 FNMA 98-11,
             6.00%, 2/18/21          11,802.7
   8,650,000 MBNA American
             Europe,
             4.38%, 8/25/04
             (Euro)                   7,557.9
   8,050,000 Citibank Credit
             Card Master,
             4.50%, 8/25/04
             (Euro)                   7,081.3
   2,000,000 GMAC, 5.50%, 2/2/05
             (Euro)                   1,808.7
 800,000,000 Ford Motor Credit
             Co., 1.20%, 2/7/05
             (Japanese Yen)           7,302.4
  36,000,000 U.S. Treasury Bond,
             6.25%, 8/15/23 (b)      36,016.9
   8,850,000 U.S. Treasury Bond,
             6.00%, 2/15/26 (b)       8,617.0
   9,800,000 U.S. Treasury Note,
             7.00%, 7/15/06          10,029.4
   6,000,000 Wells Fargo & Co.,
             6.63%, 7/15/04           5,797.5
                                   ----------
             United States (Cost
             - $227,886.5)          220,149.4
                                   ----------
 Total (Cost - $463,344.9) (a)
 (97%)                             $433,932.8
                                   ==========


Percentages indicated are based on net assets of $449,419,339.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation  $     43,765
   Unrealized depreciation   (29,455,876)
                            ------------
   Net unrealized
    depreciation            $(29,412,111)
                            ============

(b) All or a portion of the security is held by the custodian in a segregated account.

At April 30, 2000, the Fund's open foreign futures contracts were as follows:

                                                                       Unrealized
Number of                         Expiration         Current          Appreciation
Contracts     Contract Type          Date             Value          (Depreciation)
-----------------------------------------------------------------------------------
25            Japan 10 Year
              Bond Future           Jun-00         $30,636,801         $2,791,721
18            Japan 10 Year
              Bond Future           Sep-00          21,910,218            (33,019)
                                                                       ----------
                                                                       $2,758,702
                                                                       ==========

Open Forward Currency Contracts

                                                                  Unrealized
Delivery                              Contract     Contract      Appreciation
Date           Currency                Price        Value       (Depreciation)
------------------------------------------------------------------------------
Assets:
05/02/00       Euro (sell)              0.9210   $    167,704    $     1,803
05/30/00       Euro (sell)              0.9830     57,305,985      4,066,736
07/13/00       Euro (sell)              0.9683     88,212,130      4,778,134
06/07/00       British Pound (sell)     1.5788     32,492,219        285,753
06/07/00       British Pound (sell)     1.5803      1,956,461         19,065
08/10/00       Japanese Yen (sell)    103.2000      3,042,636         80,521
05/18/00       New Zealand
               Dollar (sell)            0.4950      9,950,304        189,476
09/25/00       Poland Zloty (sell)      4.2850      5,367,561        442,965
09/25/00       Poland Zloty (sell)      4.2750      5,380,117        455,520
05/17/00       Swedish
               Krona (sell)             8.6700     23,771,626        701,798
                                                 ------------    -----------
                                                 $227,646,743    $11,021,771
                                                 ============    ===========
Liabilities:
08/10/00       Japanese Yen (sell)    106.2000   $ 40,489,642    $   (74,355)
                                                 ============    ===========

                       See notes to financial statements.

                                                          Semi-Annual Report   5

     Emerging Markets Bond Fund

The objective of the Emerging Markets Bond Fund is to realize a high level of total return consistent with preservation of capital. The Fund invests at least 75% of its total assets in debt securities issued by governments, agencies and instrumentalities of emerging market countries, and corporations organized or headquartered in emerging market countries. Substantially all of these securi-ties are rated below investment grade.

Statistics

--------------------------
Number of Issues        30
Average Maturity  14 years
SEC Yield            9.11%
--------------------------

Country Allocation

-----------------
Brazil        20%
Mexico        17%
Argentina     16%
Russia        12%
South Korea    6%
Philippines    5%
Venezuela      5%
Bulgaria       4%
South Africa   3%
Poland         3%
Morocco        3%
Other          6%
-----------------

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 Argentina (15%)
   850,000 Argentina Government
           Bond, 11.75%, 4/7/09     $ 832.0
   680,000 Argentina Government
           Bond, 7.38%, 3/31/05       632.8
   450,000 Cablevision,
           13.75%, 4/30/07 (c)        437.6
   750,000 Multicanal SA,
           13.13%, 4/15/09            761.3
                                    -------
           Argentina (Cost -
           $2,682.6)                2,663.7

 Brazil (20%)
 1,779,596 Brazil C-Bond,
           8.00%, 4/15/14           1,275.8
 1,000,000 Brazil Discount,
           5.19%, 4/15/24             767.5
   930,000 Brazil Government
           Bond, 7.38%, 4/15/06       828.9
   750,000 Globo Communicacoes,
           10.50%, 12/20/06           630.0
                                    -------
           Brazil (Cost -
           $3,366.4)                3,502.2

 Bulgaria (4%)
 1,000,000 Bulgaria,
           6.06%, 7/28/24             761.9
                                    -------
           Bulgaria (Cost -
           $793.6)                    761.9

 Mexico (16%)
   600,000 Alestra SA,
           12.63%, 5/15/09            582.0
   550,000 Grupo Iusacell SA,
           14.25%, 12/1/06            576.1
   250,000 Grupo Televisa,
           11.88%, 5/15/06            298.5
   550,000 San Luis Corporation
           SA, 8.88%, 3/18/08         499.0

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
   500,000 United Mexican
           States,
           6.25%, 12/31/19         $  411.0
   500,000 United Mexican
           States,
           9.88%, 2/1/10              515.7
                                   --------
           Mexico (Cost -
           $2,874.4)                2,882.3

 Morocco (2%)
   486,842 Morocco Government
           Bond, 6.84%, 1/1/09        434.8
                                   --------
           Morocco (Cost -
           $430.2)                    434.8

 Panama (1%)
   250,000 Panama Government
           Bond,
           3.50%, 7/17/14             196.3
                                   --------
           Panama (Cost -
           $184.0)                    196.3

 Philippines (5%)
   400,000 Philippines
           Government Bond,
           9.88%, 1/15/19             355.0
   500,000 Philippines Long
           Distance,
           10.50%, 4/15/09            475.0
                                   --------
           Philippines (Cost -
           $871.5)                    830.0

 Poland (3%)
   450,000 PTC International
           Finance II SA,
           11.25%, 12/1/09 (c)        459.0
                                   --------
           Poland (Cost -
           $457.3)                    459.0

 Russia (12%)
   500,000 Russian Federation,
           10.00%, 6/26/07            357.2
   750,000 Russian Federation,
           12.75%, 6/24/28            607.9
 3,500,000 Russian Government
           Bond,
           5.97%, 12/15/20            947.1


6  Payden & Rygel Investment Group

Emerging Markets Bond Fund

Schedule of Portfolio Investments - April 30, 2000
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
  750,000  Russian IAN,
           6.06%, 12/15/15          $   208.6
                                    ---------
           Russia (Cost -
           $1,628.4)                  2,120.8

 Slovakia (2%)
  450,000  Slovak Wireless
           Financial Co.,
           11.25%, 3/30/07 (c)          412.0
                                    ---------
           Slovakia (Cost -
           $437.5)                      412.0

 South Africa (3%)
  500,000  South African
           Government Bond,
           9.13%, 5/19/09               482.5
                                    ---------
           South Africa (Cost -
           $499.9)                      482.5

 South Korea (6%)
  550,000  Cho Hung Bank,
           11.50%, 4/1/10 (c)           537.6
  500,000  Hanvit Bank,
           11.75%, 3/1/10 (c)           492.5
                                    ---------
           South Korea (Cost -
           $1,049.5)                  1,030.1

 Venezuela (5%)
  999,992  Venezuela FLIRB,
           6.13%, 3/31/07               781.3
                                    ---------
           Venezuela (Cost -
           $774.5)                      781.3

 Investment Companies (4%)
  616,460  Bunker Hill Money
           Market Fund                  616.5
                                    ---------
 Total (Cost - $16,666.3) (a)
 (98%)                              $17,173.4
                                    =========


Percentages indicated are based on net assets of $17,543,008.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $ 740,553
   Unrealized depreciation       (233,531)
                                ---------
   Net unrealized appreciation  $ 507,022
                                =========

(b) All or a portion of the security is held by the custodian in a segregated account as collateral.

(c) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FLIRB: Front Loaded Interest Reduction Bond

IAN: Interest Arrears Note

Open Forward Currency Contracts

                                          Unrealized
Delivery              Contract Contract  Appreciation
Date      Currency     Price    Value   (Depreciation)
------------------------------------------------------
Assets:
  7/13/00 Euro (sell)  0.9683  $435,735    $23,602
                                           =======

                      See notes to financial statements.

                                                          Semi-Annual Report  7

The objective of the Global Balanced Fund is to realize long-term capital ap-preciation. The Fund divides the investment of its assets between a common stock portfolio and an investment grade debt securities portfolio. The invest-ment process includes allocation decisions between debt securities and common stocks, between U.S. issuers and foreign issuers, and between securities pay-able in U.S. dollars and in foreign currencies. The Fund may invest up to 20% of its assets in emerging markets countries.

Statistics

------------------------------------------
Number of Issues                       102
Average Market Cap (Equity)  $59.3 Billion
------------------------------------------

Top Equity Holdings

---------------------------------
General Electric             2.3%
Altera Corp.                 2.2%
Wal-Mart Stores              2.1%
Vodafone Plc                 2.0%
Lexmark International Group  1.6%
---------------------------------

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal     Security
 or Shares    Description     Value (000)
-----------------------------------------------------
 Common Stocks (53%)
 Basic Materials (2%)
   1,000   Acerinox SA         $   39.9
   1,760   BASF AG                 76.2
     810   Degussa-Huels AG        23.7
   2,480   Rio Tinto PLC           38.6
   1,230   Upm-Kymmene Oyj         31.9
                               --------
           Basic Materials        210.3

 Consumer Cyclicals (4%)
     600   Accor SA                22.4
   1,000   Deutsche
           Lufthansa Reg'd         20.9
   1,600   Electrolux AB           27.1
   1,320   Karstadt AG             40.3
   2,000   Philips
           Electronics NV          89.4
   3,800   Wal-Mart Stores,
           Inc.                   210.4
                               --------
           Consumer
           Cyclicals              410.5

 Consumer Non-Cyclicals (7%)
     620   Aventis SA              34.2
   3,200   Bass PLC                37.6
   2,412   Bristol - Myers
           Squibb Co.             126.5
   1,400   Cardinal Health,
           Inc.                    77.1
      10   Cie Financiere
           Richemont AG            24.4
   2,710   Glaxo Wellcome
           PLC                     84.0
     150   Groupe Danone           32.9
   1,200   Merck & Co.,
           Inc.                    83.4
      45   Nestle SA               79.4
      40   Novartis AG             56.0
       5   Roche Holding AG        52.4
   1,030   Sanofi-
           Synthelabo SA           38.5
                               --------
           Consumer Non-
           Cyclicals              726.4

 Diversified Operations (3%)
   5,400   Granada Group
           PLC                     52.9
   9,120   Invensys PLC            43.9
     710   Preussag                29.4
     720   RWE AG                  23.2
   3,200   Tyco
           International          147.0
                               --------
           Diversified
           Operations             296.4


--------------------------------------------------------------------------------

 Principal     Security
 or Shares    Description        Value (000)
--------------------------------------------------------
 Energy (5%)
  12,826   BP Amoco PLC           $  111.3
   3,100   British Energy
           PLC                         8.3
   3,800   Enterprise Oil
           PLC                        28.3
     986   Exxon Mobil
           Corporation                76.6
   1,600   Repsol SA                  32.8
     600   Royal Dutch
           Petroleum                  34.6
   9,100   Shell
           Transporting &
           Trading Co. PLC            74.4
     665   Total Fina Elf            101.1
                                  --------
           Energy                    467.4

 Financials (10%)
   1,580   ABN Amro Holding
           NV                         32.6
     100   Allianz AG                 38.6
   3,500   Allied Irish
           Banks PLC                  35.0
   1,340   Assicurazioni
           Generali                   38.2
     380   AXA                        56.5
  11,000   Banca Nazionale
           Lavoro-ord (b)             36.1
   7,947   Banco de Galicia
           Y Buenos Aires -
           ADR                       137.6
   3,360   Banco Santander
           Central Hispano
           SA                         35.1
      35   Bank of Scotland            0.3
     800   Banque Nationale
           De Paris                   64.8
   2,200   Barclays PLC               56.5
   1,500   Capital One
           Financial
           Corporation                65.6
   2,550   CGU PLC                    36.7
     800   Commerzbank AG             30.3
  11,170   Credito Italiano
           SpA                        45.4
   1,300   Deutsche Bank AG           87.5
   7,830   HSBC Holdings
           PLC                        87.1
   2,360   Ing Group NV              129.1
      90   Muenchener
           Rueckversicherungs-
           Gesellschaft AG            26.2
      70   Zurich Allied AG           29.8
                                  --------
           Financials              1,069.0

 Industrial (4%)
     610   ABB LTD                    68.6
   1,780   Atlas Copco AB             40.8
   2,800   CRH PLC                    44.9
     400   Groupe GTM                 30.8
   1,600   Man AG                     52.1


8  Payden & Rygel Investment Group

Global Balanced Fund

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal     Security
 or Shares    Description       Value (000)
-------------------------------------------------------
      740  Siemens AG             $ 109.4
      600  Vivendi                   59.5
                                  -------
           Industrial               406.1

 Multimedia (2%)
    1,100  MediaOne Group,
           Inc. (b)                  83.2
    1,600  Mediaset SpA              26.0
    1,330  Pearson PLC               46.0
      610  VNU NV                    32.7
      750  Wolters Kluwer
           NV                        17.8
                                  -------
           Multimedia               205.7

 Technology (5%)
    2,200  Altera
           Corporation (b)          224.9
      170  Cap Gemini                33.5
      490  Equant NV (b)             38.0
    1,320  Lexmark
           International
           Group, Inc. (b)          155.8
    1,130  Logica PLC                34.2
       50  Sap AG                    23.5
                                  -------
           Technology               509.9

 Telecommunications (8%)
      310  Alcatel Alsthom           72.0
    2,470  British Telecom
           PLC                       44.5
      500  Deutsche Telekom
           AG-Reg                    32.1
    1,290  Ericsson LM-AB           115.0
    2,320  Nokia Oyj                133.4
    2,820  Portugal Telecom
           SA                        31.5
      840  Sonera Oyj                46.3
    6,210  Telecom Italia
           Mobile SpA                59.4
    3,800  Telefonica SA             84.7
   43,074  Vodafone Air
           Touch
           Communications           198.5
                                  -------
           Telecommunications       817.4

 Utilities (3%)
    1,472  General Electric
           Co.                      231.5
      160  Suez Lyonnaise
           Des Eaux                  25.1
                                  -------
           Utilities                256.6
                                  -------
 Total Common Stocks (Cost -
  $4,397.4)                       5,375.7

 Bonds and Notes (27%)
 Domestic Bonds (Euro) (2%)
   50,000  Citibank, 4.50%,
           8/25/04                   44.0

   50,000  GMAC Swift,
           5.00%, 1/18/05            44.6
   50,000  MBNA Credit
           Card, 4.38%,
           8/25/04                   43.7
   50,000  Standard
           Chartered,
           5.38%, 5/6/09             41.7
                                  -------
           Domestic Bonds           174.0

 Foreign Bonds (Euro) (11%)
  150,000  Deutschland
           Republic,
           5.38%, 1/4/10            137.3
  100,000  Deutschland
           Republic,
           5.63%, 1/4/28             90.6
   50,000  French
           Government Bond,
           3.50%, 7/12/04            43.1
  600,000  German
           Government Bond,
           6.00%, 1/4/07            569.6
  150,000  New Zealand
           Government Bond,
           8.00%, 4/15/04            75.2
  150,000  U.K. Gilt,
           7.25%, 12/7/07           258.8
                                  -------
           Foreign Bonds          1,174.6


--------------------------------------------------------------------------------

 Principal     Security
 or Shares    Description     Value (000)
-----------------------------------------------------
 U.S. Treasury (14%)
   350,000 U.S. Treasury
           Bond, 6.25%,
           8/15/23             $  350.2
   700,000 U.S. Treasury
           Note, 5.75%,
           10/31/02               685.4
   130,000 U.S. Treasury
           Note, 6.38%,
           5/15/00                130.0
   200,000 U.S. Treasury
           Note, 7.00%,
           7/15/06                204.7
                               --------
           U.S. Treasury        1,370.3
                               --------
 Total Bonds and Notes (Cost
  - $2,908.6)                   2,718.9

 Investment Companies (17%)
           Bunker Hill
           Money Market
 1,778,861 Fund                 1,778.9
                               --------
 Total (Cost - $9,084.9) (a)
  (97%)                        $9,873.5
                               ========


Percentages indicated are based on net assets of $10,225,560.

All of the securities listed above are held by the custodian in a segregated account.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation    $1,303,391
   Unrealized depreciation      (514,774)
                              ----------
   Net unrealized
    appreciation              $  788,617
                              ==========

(b) Non-income producing security.

At April 30, 2000, the Fund's open foreign futures contracts were as follows:

                                                                          Unrealized
Number of                               Expiration       Current         Appreciation
Contracts     Contract Type                Date           Value         (Depreciation)
--------------------------------------------------------------------------------------
 1            SPI Future                  Jun-00         $ 45,678          $  7,329
              IBEX Plus Index
 2            Future                      May-00          210,419            (7,531)
 1            MIB 30 Index Future         Jun-00          208,132            (4,806)
              Russell 2000 Index
 2            Future                      Jun-00          509,000           (99,214)
              S&P/TSE 60 Index
 3            Future                      Jun-00          498,572            16,507
 4            Topix Index Future          Jun-00          613,662            80,685
                                                                           --------
                                                                           $ (7,030)
                                                                           ========


Open Forward Currency Contracts

                                                                          Unrealized
Delivery                                Contract        Contract         Appreciation
Date         Currency                    Price           Value          (Depreciation)
--------------------------------------------------------------------------------------
Assets:
5/2/00       Euro (sell)                 0.9210        $    1,677          $     18
5/30/00      Euro (sell)                 0.9830         1,494,084           106,028
7/13/00      Euro (sell)                 0.9683           697,176            37,764
6/7/00       British Pound (sell)        1.5788            78,941               694
5/18/00      New Zealand
             Dollar (sell)               0.4950            79,206             1,484
                                                       ----------          --------
                                                       $2,351,084          $145,988
                                                       ==========          ========

                       See notes to financial statements.

                                                          Semi-Annual Report  9

European Growth & Income Fund

The objective of the European Growth & Income Fund is to realize capital ap-preciation and some current income. The Fund invests primarily in common stocks of mid-capitalization and large capitalization issuers organized or headquartered in countries of the European Union with developed capital mar-kets. The Fund selects primarily growth sector companies that include, but are not limited to, biotechnology, pharmaceuticals, information technology, and communication technology.

Statistics

--------------------------------
Number of Issues              40
Average Market Cap  $4.2 billion
--------------------------------

Top Equity Holdings

--------------------------
Banco Santander       4.7%
Nokia OYJ             4.2%
AXA                   4.0%
Financiere Richemont  3.8%
Alcatel               3.7%
--------------------------

Schedule of Portfolio Investments - April 30, 2000
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Common Stocks (88%)
 Basic Materials (0%)
     625   Celanese AG              $   12.3

 Consumer Cyclicals (7%)
   1,400   Havas Advertising           700.3
   3,585   Pinault-Printemps-
           Redoute                     724.8
                                    --------
           Consumer Cyclicals        1,425.1

 Consumer Non-Cyclicals (6%)
     350   Cie Financiere
           Richemont AG                852.6
   2,300   Oerlikon-Buehrle
           Holdings                    526.9
                                    --------
           Consumer Non-
           Cyclicals                 1,379.5

 Energy (2%)
     362   BP Amoco PLC                  3.1
  44,700   Cia Espanola De
           Petroleo                    398.7
                                    --------
           Energy                      401.8

 Financials (29%)
  26,300   ABN Amro Holding NV         542.7
   9,500   Assurances General de
           France                      473.0
   6,000   AXA                         891.6
  53,800   Banco Santander
           Central Hispano SA          562.2
  51,600   Bank of Ireland             347.9
   6,695   Banque Nationale de
           Paris                       542.3
  19,900   Barclays PLC                511.2
   1,300   Marschollek Laut und
           Partner                     692.2
  27,400   Royal Bank of
           Scotland Group PLC          427.2
     240   Schweizerische
           Rueckversicherungs-
           Gesellschaft                386.7
   2,869   Societe Generale            595.5
   1,940   UBS AG                      476.5
                                    --------
           Financials                6,449.0

 Industrial (3%)
  32,900   Semapa-Sociedade de
           Investimento e Gestao
           SA                          548.3
 Medical (3%)
       2   Aventis SA                    0.1
  37,000   Celltech Group PLC
           (b)                         613.0
                                    --------
           Medical                     613.1


-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Multimedia (1%)
    7,500  Sogecable SA             $   318.1

 Technology (11%)
   12,900  ASM Lithography
           Holding NV (b)               505.4
    1,800  Cap Gemini                   354.2
    7,350  Equant NV (b)                570.2
      900  Intershop
           Communications AG            401.0
      800  Sap AG-Vorzug                472.7
                                    ---------
           Technology                 2,303.5

 Telecommunications (24%)
    2,400  Aixtron AG                   618.8
    3,600  Alcatel Alsthom              836.4
   57,500  ARM Holdings PLC (b)         589.2
   31,000  Beni Stabili                  15.4
   16,400  Nokia Oyj                    942.9
   16,000  Philips Electronics
           NV                           715.3
   55,000  Portugal Telecom SA          614.9
   38,000  Telecom Italia Mobile
           SpA                          363.5
  165,350  Vodafone Air Touch
           Communications               761.8
                                    ---------
           Telecommunications         5,458.2

 Utilities (2%)
    2,320  Suez Lyonnaise des
           Eaux                         364.6
                                    ---------
 Total Common Stocks (Cost -
 $19,927.6)                          19,273.5

 U.S. Government Agency (1%)
  200,000  FNMA Discount Note,
           5.79%, 5/4/00                199.9
                                    ---------

 Investment Companies (3%)
  641,807  Bunker Hill Money
           Market Fund                  641.8
                                    ---------
 Total (Cost - $20,769.3) (a)
 (92%)                              $20,115.2
                                    =========


Percentages indicated are based on net assets of $21,862,934.

All of the securities listed above are held by the custodian in a segregated account.


10  Payden & Rygel Investment Group

European Growth & Income Fund


(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation  $ 2,124,852
   Unrealized depreciation   (2,778,930)
                            -----------
   Net unrealized
    depreciation            $  (654,078)
                            ===========

(b) Non-income producing security.

Open Forward Currency Contracts

                                          Unrealized
Delivery              Currency Contract   Appreciation
Date      Contract    Price    Value      (Depreciation)
--------------------------------------------------------
Assets:
 4/28/00  Euro (sell)  0.9535  $1,252,326    $55,688
                                             =======

                       See notes to financial statements.

                                                          Semi-Annual Report  11

European Aggressive Growth Fund

The objective of the European Aggressive Growth Fund is to realize long term capital appreciation. The Fund primarily invests in the common stocks of 40-70 issuers organized or headquartered in European countries. Under normal market conditions the Fund will have a weighted average market capitalization (total market price of outstanding securities) of no greater than $1 billion. The Fund may also invest up to 20% of its assets in European emerging markets countries.

Statistics

--------------------------------
Number of Issues              46
Average Market Cap  $2.9 billion
--------------------------------

Top Equity Holdings

--------------------------------
Aixtron AG                  4.8%
Qiagen N.V.                 4.5%
ADVA AG                     4.1%
Marschollek Laut & Partner  4.0%
Atlantic Telecom Group      3.2%
--------------------------------

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description    Value (000)
-----------------------------------------------
 Common Stocks (87%)
 Consumer Cyclicals (11%)
  125,965  Gruppo Editoriale
           L'Espresso                $ 1,778.9
   11,300  Medion AG                   1,065.6
    2,700  Penauille
           Polyservices                1,634.6
  315,000  Scoot.com (b)                 819.3
  360,000  Seat-Pagine Gialle
           SpA                         1,584.2
    4,500  Sr Teleperformance          1,197.2
                                     ---------
           Consumer Cyclicals          8,079.8

 Consumer Non-Cyclicals (16%)
  135,000  Celltech Group PLC
           (b)                         2,236.7
    9,000  Gretag Imaging Group        1,813.1
   54,000  Kamps AG                    1,781.0
   54,000  Nestor Healthcare
           Group PLC                     363.3
   22,500  Rhone Klinikum                839.2
   27,000  Sanochemia
           Pharmazeutika (b)           1,451.4
  137,500  Serco Group PLC               987.4
    2,250  Tecan                       1,943.9
                                     ---------
           Consumer Non-
           Cyclicals                  11,416.0


 Financials (8%)
   25,000  Banca Popolare Di
           Lodi                          295.4
    5,400  Marschollek Laut und
           Partner                     2,875.5
    5,400  New Venturetec LTD (b)        602.8
   12,600  Tecis Holdings              1,825.3
                                     ---------
           Financials                  5,599.0
 Health Care (3%)
    6,300  Evotec Biosystems AG
           (b)                           710.6
      720  Phonak Holdings             1,653.5
                                     ---------
           Health Care                 2,364.1

 Industrial (4%)
    1,350  Kaba Holdings               1,554.1
  112,500  Pace Micro Technology       1,320.0
                                     ---------
           Industrial                  2,874.1

 Technology (38%)
    5,400  Adva AG Optical
           Networking                  2,976.6
   13,500  Aixtron AG                  3,480.9

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
    18,000 Baltimore
           Technologies PLC (b)     $ 1,820.0
    11,250 Brokat Infosystems AG
           (b)                        1,369.4
    15,750 Consodata SA (b)             902.6
    27,036 FI Group PLC                 213.6
     6,990 GFI Informatique           1,025.3
    45,000 Infogrames
           Entertainment (b)          1,275.1
    27,000 Integra Net SA (b)           612.5
     4,500 Intershop
           Communications AG (b)      2,004.7
    22,050 Ixos Softwarem (b)           485.4
    27,000 Logica PLC                   817.4
   112,500 Parity Group PLC             625.7
    36,000 Psion PLC                  2,161.1
    22,500 Qiagen NV (b)              3,257.4
     6,750 S.O.I.T.E.C. (b)           1,661.1
    63,000 Sherwood
           International                906.8
    11,250 Transiciel SA              1,504.7
                                    ---------
           Technology                27,100.3

 Telecommunications (7%)
   202,500 Atlantic Telecom
           Group (b)                  2,281.0
    45,000 Filtronic PLC              1,218.0
     9,000 PT Multimedia
           Servicos (b)                 629.3
    24,000 Quante AG                    332.4
    54,000 Tandberg ASA (b)             827.4
                                    ---------
           Telecommunications         5,288.1
                                    ---------
 Total Common Stock (Cost -
  $59,397.9)                         62,721.4

 Investment Companies (11%)
 7,736,912 Bunker Hill Money
           Market Fund                7,736.9
                                    ---------
 Total (Cost - $67,134.8) (a)
 (98%)                              $70,458.3
                                    =========

Percentages indicated are based on net assets of $72,106,388.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $9,938,167
   Unrealized depreciation      (6,614,644)
                                ----------
   Net unrealized appreciation  $3,323,523
                                ==========

(b) Non-income producing security.


12  Payden & Rygel Investment Group

World Target Twenty Fund

The objective of the World Target Twenty Fund is to realize long-term capital appreciation. The Fund invests primarily in common stocks selected for their growth potential. The Fund normally concentrates its investments in the common stocks of a core group of 20-40 companies that are organized or headquartered in countries around the world. There are no limitations on the countries in which the Fund may invest.

Statistics

---------------------------------
Number of Issues               30
Average Market Cap  $73.2 billion
---------------------------------

Top Equity Holdings

----------------------------------
EMC Corporation               4.8%
Qiagen NV                     4.0%
Marschollek Laut und Partner  3.7%
Nokia Oyj                     3.3%
Television Francaise          3.1%
----------------------------------

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal     Security
 or Shares    Description     Value (000)
---------------------------------------------
 Common Stocks (62%)
 Consumer Cyclicals (2%)
   2,000   Sony Corporation    $  229.8

 Consumer Non-Cyclicals (6%)
   5,000   Celltech Group
           PLC                     82.8
   3,000   Kamps AG                98.9
   2,400   Qiagen NV (b)          347.5
                               --------
           Consumer Non-
           Cyclicals              529.2

 Diversified Operations (2%)
  10,000   Hutchison
           Whampoa                145.7
 Financials (4%)
     600   Marschollek Laut
           und Partner            319.5
 Industrial (6%)
     400   Bouygues SA            255.8
   2,500   Vivendi                247.8
                               --------
           Industrial             503.6

 Multimedia (5%)
   4,000   Pearson PLC            138.4
     400   Television
           Francaise              274.4
                               --------
           Multimedia             412.8

 Technology (29%)
   5,000   ARM Holdings PLC
           (UK) (b)                51.2
   5,000   ARM Holdings PLC
           (US) (b)               158.8
     800   Broadcom
           Corporation (b)        137.9
   4,000   Broadvision,
           Inc. (b)               175.8
   3,000   Cisco Systems,
           Inc. (b)               208.0
   3,000   EMC Corporation        416.8
   1,200   Epcos AG (b)           169.5
   1,600   JDS Uniphase
           Corporation (b)        165.9
   2,500   Lattice
           Semiconductor
           Corporation (b)        168.4
   1,500   Network
           Appliance, Inc.
           (b)                    110.9
   2,500   Oracle
           Corporation (b)        199.8
   1,200   Peregrine
           Systems, Inc.
           (b)                     28.9
     400   Sap AG-Vorzug          236.3
   1,500   Siebel Systems,
           Inc. (b)               184.3
   1,000   Transiciel SA          133.7
                               --------
           Technology           2,546.2


--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Telecommunications (8%)
     2,000 Ericsson LM-B            $   178.3
     2,200 Macrovision
           Corporation (b)              107.5
     5,000 Nokia Oyj                    287.5
     1,000 Nortel Networks
           Corporation                  113.3
                                    ---------
           Telecommunications           686.6
                                    ---------

 Total Common Stock (Cost -
  $5,789.2)                           5,373.4

 Investment Companies (55%)
 4,828,466 Bunker Hill Money
           Market Fund                4,828.5
                                    ---------

 Total (Cost - $10,617.6) (a)       $10,201.9
 (117%)
                                    =========

Percentages indicated are based on net assets of $8,728,151.

All of the securities listed above are held by the custodian in a segregated account.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $ 178,586
   Unrealized depreciation       (594,354)
                                ---------
   Net unrealized depreciation  $(415,768)
                                =========

(b) Non-income producing security.

Open Forward Currency Contracts

                                                                           Unrealized
Delivery                             Contract          Contract           Appreciation
Date              Currency            Price             Value            (Depreciation)
---------------------------------------------------------------------------------------
Liabilities:
4/28/00           Euro (buy)          0.9699          $  234,391            $(14,210)
4/28/00           Euro (buy)          0.9600             385,182             (19,620)
4/28/00           Euro (buy)          0.9251             120,856              (1,829)
5/31/00           Euro (buy)          0.9699             381,417              (5,772)
                                                      ----------            --------
                                                      $1,121,846            $(41,431)
                                                      ==========            ========

                       See notes to financial statements.

                                                          Semi-Annual Report  13

Growth & Income Fund

The objective of the Growth & Income Fund is to provide growth of capital and some current income. To achieve these objectives, the Fund invests approxi-mately half of its total assets in the ten common stocks known as the "dogs of the Dow" (stocks with the highest dividend yields). The remaining assets are invested in one or more broad market equity-based derivative instruments, in-cluding Standard & Poor's Depositary Receipts, DIAMONDS Trust Series I, Nasdaq-100 Shares, and in equity index mutual funds.

Statistics

-------------------------------------
Number of Issues                   16
Gross Weighted Dividend Yield*  3.19%
Dividends Yield/S&P 500         1.15%

-------
* Prior to fund expenses
--------------------------------------------------------------------------------

Top Equity Holdings

-----------------------------
General Motors Corp.     6.0%
SBC Communications Inc.  5.9%
J.P. Morgan & Co.        5.4%
Eastman Kodak            5.1%
Exxon Corp.              4.8%
-----------------------------

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Common Stocks (99%)
 Basic Materials (7%)
  108,900  DuPont (E.I.) De
           Nemours & Co.           $  5,165.9
  130,600  International Paper
           Co.                        4,799.6
                                   ----------
           Basic Materials            9,965.5

 Consumer Cyclicals (7%)
   91,000  General Motors
           Corporation                8,519.9
   36,334  Goodyear Tire &
           Rubber                     1,003.7
                                   ----------
           Consumer Cyclicals         9,523.6

 Consumer Non-Cyclicals (9%)
  127,000  Eastman Kodak              7,104.1
  235,157  Phillip Morris Co.,
           Inc.                       5,144.0
                                   ----------
           Consumer Non-
           Cyclicals                 12,248.1

 Diversified (52%)
  226,000  Diamonds Trust Series
           I                         24,330.3
  139,000  Nasdaq-100 Shares         13,066.0
  179,000  S & P 500 Depository
           Receipts                  25,971.8
  138,000  S&P MidCap Depository
           Receipts                  12,195.7
                                   ----------
           Diversified               75,563.8

 Energy (5%)
   87,700  Exxon Mobil
           Corporation                6,813.2

 Financial (5%)
   59,600  J.P. Morgan & Co.          7,651.2

 Industrial (8%)
  140,800  Caterpillar
           International              5,552.8
   75,500  Minnesota Mining &
           Manufacturing Co.          6,530.8
                                   ----------
           Industrial                12,083.6

 Telecommunications (6%)
  190,400  SBC Communications         8,341.9
                                   ----------
 Total Common Stock (Cost -         142,190.9
  $140,566.7)

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------

 Investment Companies (1%)
  926,135  Bunker Hill Money
           Market Fund            $    926.1
                                  ----------
 Total (Cost - $141,492.8) (a)    $143,117.0
 (100%)
                                  ==========



Percentages indicated are based on net assets of $143,165,137.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $ 14,905,757
   Unrealized depreciation       (13,281,577)
                                ------------
   Net unrealized appreciation  $  1,624,180
                                ============


14  Payden & Rygel Investment Group

Market Return Fund

The objective of the Market Return Fund is to realize a total return in excess of the S&P 500 Index. To achieve this objective, the Market Return Fund divides the investment of its assets between a portfolio of debt and other income-pro-ducing securities and a portfolio of equity-based derivative instruments, such as stock index futures contracts and equity swap contracts.

Statistics

---------------------------
Number of Issues         55
Average Maturity  0.8 years
SEC Yield             6.24%
---------------------------

Portfolio Composition

---------------------
Corporate Bonds   29%
Asset Backed      24%
Mortgage Backed   19%
Treasury/Agency   13%
Commercial Paper   8%
Cash Equivalent    7%
---------------------

Equity Exposure

-----------------------------
S&P Futures              100%
S&P Depository Receipts    0%
-----------------------------

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Asset-Backed Securities (24%)
 2,000,000 Capital Auto
           Receivables Asset
           Trust, 6.06%, 6/15/02    $ 1,987.4
 1,000,000 Capital One Master
           Trust,
           7.30%, 4/17/06               996.0
 1,892,553 Case Equipment Loan
           Trust 98-A, 5.83%,
           2/15/05                    1,867.1
 1,461,125 Comm,
           6.43%, 10/16/02            1,461.1
 2,505,000 Discover Card Master
           Trust 98-2 A, 5.80%,
           9/16/03                    2,476.9
 2,000,000 Distribution
           Financial Services
           Trust 99-1, 5.70%,
           2/16/09                    1,971.6
 2,500,000 First USA Credit Card
           Master Trust, 6.42%,
           3/17/05                    2,449.1
   500,000 Ford 98-A D,
           7.50%, 5/16/03 (b)           499.7
 1,500,000 Ford 98-B,
           7.50%, 11/15/03            1,497.8
 2,600,000 Ford 99-B,
           5.80%, 6/15/02             2,571.6
   992,937 GMBS 90-5a,
           6.69%, 12/25/20              992.9
 2,465,901 GSMS 99,
           5.29%, 11/13/13            2,465.9
   619,855 Western 99A A2,
           5.39%, 8/20/01               614.1
                                    ---------
           Asset-Backed
           Securities                21,851.2

 Commercial Paper (7%)
 3,000,000 American Express CP
           6.02%, 5/22/00             3,000.0
 4,000,000 Walt Disney CP,
           5.90%, 5/1/00              4,000.0
                                    ---------
           Commercial Paper           7,000.0

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Corporate Bonds (29%)
 1,000,000 Associates
           Corporation,
           6.75%, 7/15/01           $  993.7
 1,500,000 Bear Stearns Co.,
           Inc.,
           6.63%, 3/28/03            1,495.6
 2,000,000 Caterpillar Finance
           Service,
           5.47%, 9/12/01            1,950.0
 2,000,000 Chase Credit,
           6.30%, 4/15/03            1,998.4
 2,000,000 Citibank Credit Card,
           5.75%, 1/15/03            1,981.2
   500,000 CSC Holdings, Inc.,
           9.88%, 5/15/06              510.0
 1,000,000 Ford Motor Credit
           Co.,
           7.06%, 6/6/01               997.5
 1,000,000 GMAC,
           6.70%, 4/30/01              995.0
   500,000 Gulf Canada Resources
           Limited,
           9.25%, 1/15/04              500.0
 2,000,000 Home Savings of
           America,
           6.00%, 11/1/00            1,987.5
   500,000 MBNA 2000-B C,
           6.71%, 7/15/05              499.9
 1,000,000 Merrill Lynch & Co.,
           6.02%, 5/11/01              987.5
 2,000,000 Merrill Lynch & Co.,
           6.16%, 4/22/02            1,992.3
 1,500,000 Merrill Lynch
           Hutchinson,
           7.49%, 8/26/00 (b)        1,500.0
   500,000 News America
           Holdings,
           7.45%, 6/1/00               500.0
   500,000 Northwest Airlines,
           Inc.,
           8.52%, 4/7/04               460.0
 1,000,000 Salomon Smith Barney
           Holdings, 6.65%,
           7/15/01                     992.5
 2,000,000 TCI Communication,
           5.76%, 3/12/01            2,012.0

                       See notes to financial statements.

                                                          Semi-Annual Report  15

Market Return Fund continued

Schedule of Portfolio Investments - April 30, 2000
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 1,000,000 Transamerica Finance
           Corporation, 5.55%,
           2/15/01                 $   987.5
   500,000 Unisys Corporation,
           11.75%, 10/15/04            540.0
 1,000,000 Washignton Mutual,
           6.93%, 1/25/40            1,000.0
 2,000,000 Worldcom, Inc.,
           6.13%, 8/15/01            1,972.5
                                   ---------
           Corporate Bonds          26,853.1

 Mortgage-Backed Securities (18%)
 2,480,158 Citicorp Mortgage
           Securities, Inc.,
           5.75%, 3/25/09            2,450.1
 1,980,258 DLJ Mortgage
           Acceptance
           Corporation, 7.35%,
           9/18/03                   1,980.1
    76,721 Drexel Burnham
           Lambert CMO Trust,
           6.44%, 5/1/16                76.7
    33,094 FHLMC #1519,
           6.03%, 1/15/06               33.1
 1,344,796 FHLMC #846423,
           7.39%, 5/1/25             1,371.7
   990,509 FHLMC,
           5.34%, 7/15/20              991.4
 3,000,000 FHLMC,
           5.75%, 11/15/18           2,921.2
   743,427 FHLMC,
           6.38%, 7/15/07              740.8
 1,454,792 FNMA #323682,
           7.19%, 8/1/27             1,483.9
   847,367 FNMA 94-87,
           6.14%, 3/25/09              849.7
 1,496,582 FNMA ARM #490626,
           5.74%, 11/1/28            1,492.9
   617,614 FNMA G 94-7 F,
           6.14%, 12/17/19             619.3
   722,453 FNMA,
           6.39%, 9/25/22              728.8
 1,257,651 Prudential Home
           Mortgage,
           5.90%, 12/15/23           1,235.5
                                   ---------
           Mortgage-Backed
           Securities               16,975.2

 U.S. Government Agency (8%)
 7,000,000 FHLMC,
           5.95%, 5/25/00            6,972.2
 U.S. Treasury (5%)
 4,000,000 U.S. Treasury Note,
           5.63%, 2/28/01            3,974.3
   500,000 U.S. Treasury Note,
           6.25%, 4/30/01              499.1
                                   ---------
           U.S. Treasury             4,473.4

 Investment Companies (8%)
 7,160,947 Bunker Hill Money
           Market Fund               7,161.0
                                   ---------

 Total (Cost - $91,835.3) (a)
 (99%)                             $91,286.1
                                   =========


Percentages indicated are based on net assets of $92,035,202.

All of the securities listed above are held by the custodian in a segregated account.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $  35,402
   Unrealized depreciation       (584,622)
                                ---------
   Net unrealized depreciation  $(549,220)
                                =========

(b) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At April 30, 2000, the Fund's open futures contracts were as follows:

                                                                        Unrealized
Number of                           Expiration        Current          Appreciation
Contracts     Contract Type            Date            Value          (Depreciation)
------------------------------------------------------------------------------------
241           S&P 500 Futures         Jun-00         87,965,000        $(6,658,215)
                                                                       ===========


16  Payden & Rygel Investment Group

U.S. Growth Leaders Fund

The objective of the U.S. Growth Leaders Fund is to realize long-term capital appreciation. The Fund invests primarily in the common stocks of very large American growth companies that are financially strong, well-established, and world leaders in their industries. The Fund is limited to investing in the largest 1,000 companies ranked by market capitalization (total market price of outstanding equity securities). The Fund may invest up to 15% of its total as-sets in securities of foreign companies.

Statistics

---------------------------------
Number of Issues               49
Average Market Cap  $66.3 billion
---------------------------------

Top Equity Holdings

--------------------------------
Juniper Networks            3.1%
EMC Corp.                   2.7%
Exodus Communications Inc.  2.6%
General Electric Co.        2.4%
Sun Microsystems            2.4%
--------------------------------

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description    Value (000)
-----------------------------------------------
 Common Stocks (88%)
 Consumer Cyclicals (4%)
   5,650   The Walt Disney Co.        $ 244.8
  20,670   Park Place
           Entertainment (b)            264.8
   3,600   Royal Caribbean
           Cruises Ltd                   74.9
                                      -------
           Consumer Cyclicals           584.5

 Capital Goods (3%)
   2,240   General Electric Co.         352.2

 Energy (2%)
   5,700   El Paso Energy
           Corporation                  242.3

 Health Care (18%)
   3,680   Abgenix, Inc. (b)            329.6
   1,650   Affymetrix, Inc. (b)         222.9
   4,960   Cardinal Health, Inc.        273.1
   7,140   Celgene Corporation
           (b)                          336.0
   4,990   Chiron Corporation (b)       225.8
   3,430   Cor Therapeutics,
           Inc. (b)                     261.3
   4,110   Forest Laboratories,
           Inc. (b)                     345.5
   1,580   Genentech, Inc. (b)          184.9
   8,070   Sybron International
           Corporation (b)              251.2
                                      -------
           Health Care                2,430.3

 Technology (46%)
   2,840   Altera Corporation (b)       290.4
   1,780   Apple Computer, Inc.
           (b)                          220.8
   1,050   Broadcom Corporation
           (b)                          181.0
   1,420   Brocade
           Communications
           Systems (b)                  176.1
   2,020   Ciena Corporation (b)        249.7
   4,800   Cisco Systems, Inc.
           (b)                          332.8
   2,850   EMC Corporation (b)          396.0
   4,260   Exodus
           Communications,
           Inc. (b)                     376.7
   7,100   Harris Corporation           229.4
   2,080   I2 Technologies, Inc.
           (b)                          268.8
   1,270   Inktomi Corporation
           (b)                          195.5
   1,850   Intel Corporation            234.6
   1,740   JDS Uniphase
           Corporation (b)              180.4
   2,140   Juniper Networks,
           Inc. (b)                     455.2
   1,840   Lexmark International
           Group, Inc. (b)              217.1

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description    Value (000)
-----------------------------------------------
     4,280 Oracle Corporation (b)    $   342.1
    11,420 Peoplesoft, Inc. (b)          159.2
     1,280 PMC Sierra, Inc. (b)          245.6
     3,290 Rational Software
           Corporation (b)               280.1
     3,830 Sun Microsystems,
           Inc. (b)                      352.1
     1,510 Texas Instruments,
           Inc.                          245.9
     4,400 Verticalnet, Inc. (b)         237.6
     1,200 Yahoo!, Inc. (b)              156.3
                                     ---------
           Technology                 6,023.40

 Telecommunications (15%)
        22 Cable & Wireless Hkt
           Ltd                             0.5
     6,320 Crown Castle
           International
           Corporation (b)               242.5
     4,640 L-3 Communications
           Holdings, Inc. (b)            247.1
     3,300 Lucent Technologies           205.2
     8,490 McLeodusa, Inc. (b)           212.3
     7,710 Nextel Partners, Inc.
           (b)                           169.1
     1,930 Nortel Networks
           Corporation                   218.6
     1,870 Voicestream Wireless
           Corporation (b)               185.1
     5,360 Western Wireless
           Corporation (b)               266.3
     4,670 Williams
           Communications Group
           (b)                           172.8
                                     ---------
           Telecommunications         1,919.50
                                     ---------

 Total Common Stocks (Cost -
 $10,869.2)                           11,552.2

 U.S. Government Agency (2%)
   300,000 FNMA Discount Note,
           6.04%, 7/6/00                 296.7

 Investment Companies (10%)
 1,343,933 Bunker Hill Money
           Market Fund                 1,343.9
                                     ---------
 Total (Cost - $12,509.8) (a)        $13,192.8
 (100%)
                                     =========

                       See notes to financial statements.

                                                          Semi-Annual Report  17

U.S. Growth Leaders Fund continued


Percentages indicated are based on net assets of $13,167,605.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities is as follows:

   Unrealized appreciation      $1,443,937
   Unrealized depreciation        (760,945)
                                ----------
   Net unrealized appreciation  $  682,992
                                ==========

(b) Non-income producing security.

At April 30, 2000, the Fund's open futures contracts were as follows:

 Number                                           Unrealized
   of         Contract    Expiration  Current    Appreciation
Contracts       Type         Date      Value    (Depreciation)
--------------------------------------------------------------
   3       S&P 500 Future   Jun-00   $1,095,000     $9,979
                                                    ======



18  Payden & Rygel Investment Group

Small Cap Leaders Fund

The objective of the Small Cap Leaders Fund is to realize long-term capital ap-preciation. The Fund invests primarily in common stocks of small capitalization U.S. companies that are considered to have superior growth potential. The mar-ket capitalization of these companies is less than that of the 1,000 largest publicly traded U.S. companies. The Fund may invest up to 20% of its total as-sets in securities of foreign companies.

Statistics

--------------------------------
Number of Issues              60
Average Market Cap  $1.5 billion
--------------------------------

Top Equity Holdings

---------------------------------
Mercury Interactive Corp.    3.1%
Hamilton Bancorp Inc.        2.6%
Medquist                     2.6%
ResMed, Inc.                 2.6%
Prepaid Legal Services Inc.  2.5%
---------------------------------

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description    Value (000)
-----------------------------------------------
 Common Stocks (90%)
 Basic Materials (6%)
   13,400  Gibraltar Steel
           Corporation               $  231.2
  121,000  Kinross Gold
           Corporation (b)              158.8
   26,520  RTI International
           Metals, Inc. (b)             280.1
   16,890  Stillwater Mining Co.
           (b)                          472.9
                                     --------
           Basic Materials            1,143.0

 Capital Goods (5%)
   16,550  Belden Wire and
           Cable, Inc.                  491.3
   19,800  McDermott
           International, Inc.          160.9
    8,700  Precision Castparts
           Corporation                  363.2
                                     --------
           Capital Goods              1,015.4

 Consumer Cyclicals (7%)
    2,290  Catalina Marketing
           Corporation (b)              231.9
   12,890  Elcor Corporation            410.1
   15,200  Factory 2-U Stores,
           Inc. (b)                     508.2
    8,600  Rex Stores
           Corporation (b)              216.1
                                     --------
           Consumer Cyclicals         1,366.3

 Consumer Non-Cyclicals (8%)
    6,100  Cousins Properties,
           Inc.                         239.4
    4,380  Diamond Technology
           Partners, Inc. (b)           346.6
    9,200  Polaroid Corporation         185.7
   17,000  Pre-Paid Legal
           Services, Inc. (b)           544.0
    5,700  Salton, Inc.                 244.7
                                     --------
           Consumer Non-
           Cyclicals                  1,560.4

 Energy (9%)
   25,830  Friede Goldman
           Halter, Inc. (b)             159.8
    7,680  Kaneb Pipe Line
           Partners, L.P.               199.7
   11,300  Nuevo Energy Co. (b)         197.7
   40,100  Ocean Energy, Inc. (b)       518.8
   15,840  Tuboscope, Inc. (b)          275.2
   36,200  USEC, Inc.                   169.7
    8,150  Valero Energy
           Corporation                  236.4
                                     --------
           Energy                     1,757.3

 Financial (3%)
   31,440  Hamilton Bancorp,
           Inc. (b)                     577.7

 Health Care (18%)
    9,480  Biovail Corporation
           (b)                          452.1

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description    Value (000)
-----------------------------------------------
  13,170   Jones Pharma, Inc.         $ 379.5
   6,550   King Pharmaceuticals,
           Inc. (b)                     323.4
  16,270   MedQuist, Inc. (b)           576.6
  16,780   ResMed, Inc. (b)             570.5
   7,440   Techne Corporation (b)       529.2
  13,460   Trigon Healthcare,
           Inc. (b)                     483.7
   4,500   Zoll Medical
           Corporation (b)              198.8
                                      -------
           Health Care                3,513.8

 Technology (21%)
   6,060   Advent Software, Inc.
           (b)                          318.2
   6,100   Alpha Industries,
           Inc.                         317.2
   2,700   Broadvision, Inc. (b)        118.6
   3,800   Cognizant Technology
           Solutions Corporation
           (b)                          174.3
   8,000   ESS Technology, Inc.
           (b)                          104.0
  26,560   General Cable
           Corporation                  204.2
   3,340   Inet Technologies,
           Inc. (b)                     144.0
   5,300   Mattson Technology,
           Inc. (b)                     260.4
  18,300   Mechanical
           Technology, Inc. (b)         323.7
   7,440   Mercury Interactive
           Corporation (b)              669.6
  13,230   MMC Networks, Inc. (b)       350.6
   4,000   Netegrity, Inc. (b)          177.5
   9,020   Peregrine Systems,
           Inc. (b)                     217.0
   4,400   QRS Corporation (b)          145.2
   1,000   Sandisk Corporation
           (b)                           91.6
   3,300   Sawtek, Inc. (b)             157.8
   5,250   TranSwitch
           Corporation (b)              462.3
   5,300   Zomax, Inc. (b)              250.8
                                      -------
           Technology                 4,487.0

 Telecommunications (7%)
   9,500   L-3 Communications
           Holdings, Inc. (b)           505.9
   4,800   Macrovision
           Corporation (b)              234.6
   3,380   Polycom, Inc. (b)            267.4
   7,750   Time Warner Telecom,
           Inc.                         424.3
                                      -------
           Telecommunications         1,432.2

 Transportation (5%)
  15,150   Forward Air
           Corporation (b)              520.8
  25,000   Frontline LTD                223.5
  10,700   Knightsbridge Tankers
           LTD                          199.3
                                      -------
           Transportation               943.6

                       See notes to financial statements.

                                                          Semi-Annual Report  19

Small Cap Leaders Fund continued
Small Cap Leaders Fund

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------

 Utilities (1%)
    11,740 California Water
           Service                 $   273.7
                                   ---------

 Total Common Stocks (Cost -
  $16,426.9)                        18,070.4

 U.S. Government Agency (1%)
   200,000 FNMA Discount Note,
           6.04%, 7/6/00               197.8

 Investment Companies (9%)
 1,831,825 Bunker Hill Money
           Market Fund               1,831.8
                                   ---------
 Total (Cost - $18,456.6) (a)      $20,100.0
 (100%)
                                   =========


Percentages indicated are based on net assets of $20,044,223.

All of the securities listed above are held by the custodian in a segregated account.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $ 2,750,264
   Unrealized depreciation       (1,106,809)
                                -----------
   Net unrealized appreciation  $ 1,643,455
                                ===========

(b) Non-income producing security.

At April 30, 2000, the Fund's open futures contracts were as follows:

                                                                 Unrealized
Number of                               Expiration   Current     Appreciation
Contracts   Contract Type                  Date       Value     (Depreciation)
------------------------------------------------------------------------------
3           Russell 2000 Index Future     Jun-00     $763,500      $64,479
                                                                   =======



20  Payden & Rygel Investment Group

Bunker Hill Money Market Fund

The objective of the Bunker Hill Money Market Fund is to provide investors with liquidity, a stable share price, and as high a level of current income as is consistent with the preservation of principal and liquidity. The Fund in-vests only in high-quality corporate, bank and government debt securities with maturities of 397 days or less.

Statistics

-------------------------
Number of Issues       26
Average Maturity  68 days
SEC Yield           6.10%
-------------------------

Portfolio Composition

-------------------------
Commercial Paper      58%
Repurchase Agreement  26%
Corporate Notes       13%
Agency                 3%
-------------------------

Schedule of Portfolio Investments - April 30, 2000
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Commercial Paper (60%)
 3,000,000 Aegon CP,
           5.55%, 2/15/01           $ 2,973.1
 8,000,000 American Express CP,
           6.02%, 5/23/00             8,000.0
 8,000,000 American General
           Finance CP,
           6.02%, 5/23/00             8,000.0
 2,000,000 Associates CP,
           6.45%, 9/15/00             1,999.9
 8,000,000 Chevron CP,
           5.98%, 5/8/00              8,000.0
 5,000,000 Dupont Ei De Nemours,
           6.00%, 5/9/00              4,993.4
 7,000,000 Ford Motor Credit CP,
           6.00%, 5/22/00             7,000.0
 8,000,000 GE Capital CP,
           6.03%, 5/23/00             8,000.0
 6,000,000 GMAC CP,
           6.02%, 5/2/00              6,000.0
 2,000,000 Goldman Sachs CP,
           6.26%, 11/28/00            1,997.5
 7,000,000 Merck CP,
           6.01%, 5/17/00             6,981.3
 3,000,000 Merrill Lynch CP,
           5.39%, 2/8/01              2,971.5
 5,000,000 Merrill Lynch CP,
           6.00%, 5/24/00             4,980.8
 3,863,299 Nissan Auto CP,
           6.13%, 2/15/01             3,863.3
 6,000,000 Pfizer, Inc. CP,
           5.98%, 5/9/00              5,992.0
 6,000,000 Sara Lee CP,
           6.02%, 5/12/00             5,989.0
 8,000,000 Wal-Mart CP,
           5.99%, 5/23/00             7,970.7
                                    ---------
           Commercial Paper          95,712.5
 Corporate Notes (13%)
 4,155,010 Americredit 2000,
           6.04%, 2/5/01              4,155.0
 1,583,241 Associates
           Manufactured Housing,
           5.61%, 10/15/00 (a)        1,583.2


-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
  5,000,000 Bank of America
            Corporate Note,
            6.75%, 3/23/01         $  5,000.0
  3,000,000 Caterpillar Finance
            Service,
            6.95%, 11/1/00            3,006.6
    500,000 International Lease
            Finance Corporate
            Note, 6.45%, 9/11/00        500.6
  2,500,000 John Deere Corporate
            Note,
            5.79%, 1/18/01            2,486.0
  5,000,000 Walt Disney
            Corporate Note,
            5.14%, 2/8/01             4,943.7
                                   ----------
            Corporate Notes          21,675.1

 Repurchase Agreement (28%)
 44,000,000 Morgan Stanley Tri-
            Party,
            5.70%, 5/1/00            44,000.0

 U.S. Government Agency (3%)
  5,000,000 FNMA Discount Note,
            5.78%, 6/29/00            4,952.6
                                   ----------
 Total (Cost - $166,340.2) (a)
 (104%)                            $166,340.2
                                   ==========


Percentages indicated are based on net assets of $159,459,044.

(a) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
                      See notes to financial statements.

                                                          Semi-Annual Report  21

Limited Maturity Fund

The objective of the Limited Maturity Fund is to realize a total return that, over time, is greater than money market funds and is consistent with the pres-ervation of capital. The Fund invests in a wide variety of investment grade debt securities payable primarily in U.S. dollars. The Fund's maximum average portfolio maturity (on a dollar-weighted basis) is one year.

Statistics

---------------------------
Number of Issues         52
Average Maturity  0.8 years
SEC Yield             6.44%
---------------------------

Portfolio Composition

-------------------------------
Corporate                   32%
Commercial Paper            26%
Asset Backed                18%
Mortgage Backed Securities  16%
Treasury/Agency              5%
Cash Equivalent              3%
-------------------------------

Credit Quality

--------
AAA  70%
AA    8%
A    18%
BBB   4%
--------

Schedule of Portfolio Investments -  April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description       Value (000)
--------------------------------------------------
 Asset-Backed Securities (18%)
 3,000,000 Americredit
           Automobile
           Receivables Trust,
           6.54%, 10/14/02              $ 2,990.7
 2,300,000 Capital Auto
           Receivables Asset
           Trust, 6.06%, 6/15/02          2,285.6
 1,892,553 Case Equipment Loan
           Trust 98-A, 5.83%,
           2/15/05                        1,867.1
 1,464,515 Chase Manhattan Auto,
           5.75%, 10/15/01                1,461.1
 3,050,000 Citibank Credit Card
           Master Trust, Inc.,
           5.85%, 4/10/03                 3,013.1
 2,000,000 Deutsche Floorplan
           Receivables Master
           Trust 2000-1, 6.60%,
           4/15/05                        2,000.0
 3,600,000 Distribution
           Financial Services
           Trust 99-1, 5.70%,
           2/16/09                        3,548.9
 2,500,000 GMAC 99-1, 5.58%, 6/15/02      2,473.5
 4,931,802 GSMS 99, 5.29%, 11/13/13       4,931.8
 4,000,000 Nissan Auto
           Receivables Owner
           Trust, 6.73%, 5/15/02          3,989.2
   929,783 Western 99A A2,
           5.39%, 8/20/01                   921.1
                                        ---------
           Asset-Backed
           Securities                    29,482.1

 Commercial Paper (26%)
 7,000,000 American Express CP,
           5.99%, 5/5/00                  7,000.0
 7,000,000 American General
           Finance CP,
           6.02%, 5/23/00                 7,000.0
 7,000,000 Coca Cola CP,
           6.02%, 5/23/00                 6,974.2
 5,000,000 Dupont Ei De Nemours,
           6.00%, 5/9/00                  4,993.3
 6,000,000 Ford Motor Credit CP,
           6.00, 5/10/00                  6,000.0
 2,200,000 GMAC CP,
           6.60%, 1/17/01                 2,200.2
 7,000,000 Sara Lee CP, 6.00,
           5/15/00                        6,983.7
                                        ---------
           Commercial Paper              41,151.4

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Corporate Bonds (32%)
 2,000,000 Ahmanson Finance
           Note, 5.88%, 2/27/01     $1,980.0
 2,500,000 DaimlerChrysler Na
           Holding Co., 6.67%,
           2/15/02                   2,465.6
 2,000,000 Disney Global Bond,
           6.38%, 3/30/01            1,982.5
 3,000,000 GMAC,
           6.65%, 4/25/01            2,985.0
 1,000,000 IBM Credit
           Corporation,
           5.05%, 1/22/01              986.3
 1,250,000 Inter-American
           Development Bank,
           5.125%, 2/22/01           1,231.3
 1,300,000 International Lease
           Finance Corporation,
           5.88%, 1/15/01            1,288.6
 5,000,000 John Deere Capital
           Corporation, 6.75%,
           3/7/01                    4,981.2
 2,600,000 Keycorp,
           6.75%, 5/29/01            2,580.5
 2,000,000 Korea Development
           Bank, 7.125%, 9/17/01     1,977.5
   350,000 MBNA Corporation,
           6.50%, 9/15/00              349.1
 2,000,000 Merrill Lynch and
           Co.,
           5.39%, 2/8/01             1,975.0
 3,000,000 Paccar Financial
           Corporation,
           5.75%, 2/15/01            2,966.3
 2,990,260 SBC Glacier Finance
           Ltd, 5.88%, 9/10/02       2,973.8
 5,000,000 TCI Communication,
           5.76%, 3/12/01            5,030.0
 2,000,000 Time Warner, Inc.,
           6.10%, 12/30/01           1,955.0
 3,000,000 Transamerica Finance
           Corporation, 5.55%,
           2/15/01                   2,962.5
 5,000,000 Union Acceptance
           Corporation,
           6.72%, 12/9/02            4,988.5

22  Payden & Rygel Investment Group

Limited Maturity Fund

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 5,000,000 WorldCom, Inc.,
           6.13%, 8/15/01          $ 4,931.2
                                   ---------
           Corporate Bonds          50,589.9

 Mortgage-Backed Securities (16%)
 4,946,476 Countrywide Home
           Loans, Inc.,
           7.28%, 4/1/28             5,070.1
 2,557,833 DLJ Mortgage
           Acceptance
           Corporation, 7.35%,
           9/18/03                   2,557.7
   911,800 FHLMC,
           5.93%, 4/15/08              908.8
 3,137,793 FNMA #323682,
           7.19%, 8/1/27             3,200.5
 1,656,849 FNMA 97-17f,
           6.05%, 11/18/25           1,655.7
 4,313,306 FNMA,
           6.50%, 4/18/22            4,266.9
   592,896 FNMA,
           9.50%, 9/1/24               621.8
 2,632,380 GNMA #78075,
           8.00%, 12/15/27           2,640.6
 2,277,738 GNMA,
           6.58%, 11/16/29           2,277.1
 1,898,298 GNMA,
           6.83%, 6/16/26            1,903.0
 1,024,652 Headlands Mortgage,
           7.75%, 3/25/12            1,020.6
                                   ---------
           Mortgage-Backed
           Securities               26,122.8

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 U.S. Government Agency (3%)
 5,000,000 FNMA Discount Note,
           6.04%, 7/6/00          $  4,944.6

 U.S. Treasury (2%)
 1,000,000 U.S. Treasury Note,
           6.25%, 8/31/00              999.5
 2,000,000 U.S. Treasury Note,
           6.50%, 8/31/01            1,996.0
                                  ----------
           U.S. Treasury             2,995.5

 Investment Companies (3%)
 5,176,658 Bunker Hill Money
           Market Fund               5,176.7
                                  ----------
 Total (Cost - $160,877.5) (a)
 (100%)                           $160,463.0
                                  ==========


Percentages indicated are based on net assets of $160,557,589.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $  60,276
   Unrealized depreciation       (474,725)
                                ---------
   Net unrealized depreciation  $(414,449)
                                =========

                       See notes to financial statements.

                                                          Semi-Annual Report  23

Short Bond Fund

The objective of the Short Bond Fund is to realize a high level of total return consistent with preservation of capital. In order to achieve these objectives, the Short Bond Fund invests primarily in a wide variety of investment grade debt securities payable primarily in U.S. dollars. The Fund's maximum average portfolio maturity (on a dollar-weighted basis) is three years.

Statistics

---------------------------
Number of Issues         35
Average Maturity  1.8 years
SEC Yield             6.51%
---------------------------

Portfolio Composition

-------------------------------
Treasury/Agency             44%
Corporate                   29%
Mortgage Backed Securities  15%
Asset Backed Securities      6%
Commercial Paper             3%
Cash Equivalent              3%
-------------------------------

Credit Quality

--------
AAA  65%
AA    9%
A    19%
BBB   7%
--------

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Asset-Backed Securities (6%)
 1,000,000 Capital One Master
           Trust, 7.30%, 4/17/06    $  996.0
 1,500,000 Ford 98-B Class D,
           7.50%, 11/15/03           1,497.7
 1,398,563 Premier Auto Trust
           98-2 A3,
           5.77%, 1/6/02             1,394.6
                                    --------
           Asset-Backed
           Securities                3,888.3

 Commercial Paper (3%)
 2,000,000 Dupont Ei De Nemours,
           6.00%, 5/9/00             1,997.3

 Corporate Bonds (29%)
 2,000,000 Caterpillar Finance
           Services,
           6.95% , 10/10/00          2,000.2
 1,000,000 Ford Motor Credit
           Global,
           6.50%, 2/28/02              981.3
 1,000,000 General Electric
           Capital Corporation,
           6.01%, 4/30/01              990.0
 1,150,000 GMAC,
           8.50%, 1/1/03             1,171.6
 1,000,000 Honeywell, Inc.,
           6.75%, 3/15/02              986.2
 1,000,000 International Lease
           Corporation, 6.45%,
           9/11/00                     998.4
 1,000,000 John Deere Capital
           Corporation, 5.85%,
           1/15/01                     991.2
 1,000,000 Korea Development
           Bank, 7.13%, 9/17/01        988.8
 1,000,000 MBNA Corporation,
           6.15%, 10/1/03              935.0
 1,000,000 Merrill Lynch & Co.,
           5.93%, 3/23/01              990.0
 1,500,000 Merrill Lynch
           Hutchinson,
           7.49%, 8/26/00 (b)        1,500.0
 1,000,000 Salomon, Inc.,
           6.88%, 12/15/03             983.8

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
  2,000,000 TCI Communication,
            5.76%, 3/12/01 (b)      $ 2,012.0
  1,000,000 Time Warner, Inc.,
            6.10%, 12/30/01             977.5
  1,500,000 Wal-Mart Stores,
            6.75%, 5/15/02            1,483.1
  1,000,000 WorldCom, Inc.,
            6.13%, 8/15/01              986.3
                                    ---------
            Corporate Bonds          18,975.4

 Mortgage-Backed Securities (15%)
  1,371,374 CS First Boston
            Mortgage Securities
            97-C2, 6.40%,
            2/17/04                   1,338.5
  2,123,748 FHLMC 2012F,
            6.09%, 4/15/26            2,115.6
  1,040,892 FHLMC 1857FB,
            6.14%, 3/15/18            1,043.2
  1,656,849 FNMA 97-17F,
            6.05%, 11/18/25           1,655.7
  1,237,283 FNMA 97-32,
            6.29, 4/25/27             1,244.6
  1,866,120 FNMA ARM 514721,
            6.12%, 9/1/29             1,838.1
    676,736 Headlands Mortgage
            1997-1A2,
            7.75%, 3/25/12              674.0
     88,248 Residential Funding
            Corp. 93-539A1,
            6.25%, 10/25/23              88.3
                                    ---------
            Mortgage-Backed
            Securities                9,998.0

 U.S. Government Agency (5%)
  3,000,000 FHLMC,
            5.95%, 5/25/00            2,988.1

 U.S. Treasury (39%)
  6,700,000 U.S. Treasury Note,
            6.13%, 12/31/01           6,639.5
  1,000,000 U.S. Treasury Note,
            6.25%, 6/30/02              991.3
 14,000,000 U.S. Treasury Note,
            6.50%, 3/31/02           13,946.8


24  Payden & Rygel Investment Group

Short Bond Fund

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 3,500,000 U.S. Treasury Note,
           6.50%, 8/31/01          $ 3,493.0
   500,000 U.S. Treasury Note,
           7.25%, 8/15/04              512.0
                                   ---------
           U.S. Treasury            25,582.6

 Investment Companies (3%)
 2,218,587 Bunker Hill Money         2,218.6
           Market Fund
                                   ---------
 Total (Cost - $66,172.3) (a)
 (100%)                            $65,648.3
                                   =========


Percentages indicated are based on net assets of $65,952,674.

All of the securities listed above are held by the custodian in a segregated account.

(a)This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $  34,571
   Unrealized depreciation       (558,514)
                                ---------
   Net unrealized depreciation  $(523,943)
                                =========

(b)Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At April 30, 2000, the Fund's open futures contracts were as follows:

                                                        Unrealized
 Number of Contract               Expiration Current    Appreciation
 Contracts Type                   Date       Value      (Depreciation)
----------------------------------------------------------------------
           U.S. Treasury 2 Year
 48        Note Future              May-00   $9,467,250    $(49,521)
                                                           ========

                       See notes to financial statements.

                                                          Semi-Annual Report  25

U.S. Government Fund

The objective of the U.S. Government Fund is to realize a high level of total return consistent with preservation of capital. The fund invests primarily in
U. S. Government obligations, i.e., U.S. Treasury bonds, notes and bills and other bonds and obligations issued or guaranteed by the U.S. Government, U.S. Government-sponsored enterprises, or federal agencies.

Statistics

---------------------------
Number of Issues         23
Average Maturity  2.6 years
SEC Yield             6.09%
---------------------------

Portfolio Composition

--------------------
Mortgage Backed  48%
Agency           34%
Treasury         16%
Cash Equivalent   2%
--------------------

Credit Quality

---------
AAA  100%
---------

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 Mortgage-Backed Securities (48%)
 5,000,000 FHLMC,
           5.75%, 5/15/19          $ 4,892.3
 2,493,096 FHLMC CMO,
           6.09%, 4/15/26            2,483.6
 4,000,000 FHLMC,
           6.00%, 10/15/18           3,922.4
 3,000,000 FHLMC,
           5.75%, 11/15/09           2,967.2
 3,539,000 FNMA 93-103 PG,
           6.25%, 6/25/19            3,491.9
 4,010,000 FNMA,
           6.00%, 5/25/08            3,835.7
 3,584,104 FNMA,
           6.50%, 4/18/22            3,545.5
 2,300,000 FNMA 97-35 PC,
           6.75%, 5/18/18            2,291.4
   256,089 FNMA 97-67 FC,
           5.99%, 12/18/19             255.7
 1,609,260 FNMA ARM 323790,
           6.40%, 5/1/29             1,564.0
 2,381,783 FNMA #380459,
           6.27%, 7/1/05             2,264.1
 1,994,870 FNMA #421914,
           5.92%, 3/12/28            1,937.2
                                   ---------
           Mortgage-Backed
           Securities               33,451.0

 U.S. Government Agency (34%)
 3,000,000 FHLB,
           5.13%, 9/15/03            2,815.4
 4,000,000 FHLB,
           6.75%, 2/15/02            3,975.6
 5,000,000 FHLMC,
           5.50%, 5/15/02            4,844.9
 5,500,000 FHLMC,
           5.75%, 7/15/03            5,266.0
 3,000,000 FNMA,
           5.25%, 1/15/03            2,858.3

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 4,000,000 FNMA,
           6.50%, 8/15/04          $ 3,886.3
                                   ---------
           U.S. Government
           Agency                   23,646.5

 U.S. Treasury Notes (16%)
 3,000,000 U.S. Treasury Note,
           5.88%, 11/30/01           2,963.2
 1,000,000 U.S. Treasury Note,
           6.13%, 12/31/01             991.0
 3,000,000 U.S. Treasury Note,
           6.25%, 8/31/02            2,972.9
 4,500,000 U.S. Treasury Note,
           6.00%, 8/15/04            4,406.9
                                   ---------
           U.S. Treasury Notes      11,334.0

 Investment Companies (1%)
   748,724 Bunker Hill Money
           Market Fund                 748.7
                                   ---------
 Total (Cost - $70,271.3) (a)      $69,180.2
 (99%)
                                   =========


Percentages indicated are based on net assets of $69,569,390.

All of the securities listed above are held by the custodian in a segregated account.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $    15,764
   Unrealized depreciation       (1,106,862)
                                -----------
   Net unrealized depreciation  $(1,091,098)
                                ===========

(b) Security was purchased on a delayed delivery basis.

26  Payden & Rygel Investment Group

GNMA Fund

The objective of the GNMA Fund is to realize a high level of total return con-sistent with preservation of capital. The Fund invests primarily in Government National Mortgage Association mortgage backed securities, which are debt secu-rities representing part ownership in a pool of mortgage loans backed by the U.S. Government.

Statistics

---------------------------
Number of Issues         25
Average Maturity  8.5 years
SEC Yield             7.36%
---------------------------

Coupon Mix

------------------
6.00%           5%
6.50%          27%
7.00%          28%
7.50%          16%
8.00%          14%
Other coupons  10%
------------------

Portfolio Composition

--------------------
GNMA             82%
Other Agency     16%
Cash Equivalent   2%
--------------------

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Mortgage-Backed Securities
 (109%)
  1,679,879 FNMA 1992-16 KC,
            7.00%, 11/25/00         $ 1,674.7
  3,844,605 GNMA #2631,
            7.00%, 8/20/28            3,681.2
  5,420,910 GNMA #2729,
            6.50%, 3/20/29            5,055.0
  4,305,316 GNMA #2713,
            6.00%, 2/20/29            3,888.2
  7,897,830 GNMA #2824,
            7.00%, 10/20/29           7,562.2
  7,905,623 GNMA #2809,
            7.00%, 9/20/29            7,569.6
  5,491,664 GNMA #473045,
            6.50%, 7/15/29            5,145.0
  3,269,614 GNMA #473017,
            6.50%, 7/15/29            3,063.2
  2,496,983 GNMA #494839,
            6.50%, 6/15/29            2,339.3
  7,566,203 GNMA #507768,
            6.50%, 4/15/29            7,088.5
 11,953,354 GNMA #518584,
            7.50%, 11/15/29          11,755.3
  2,816,805 GNMA #780852,
            6.50%, 9/15/13            2,707.7
  2,838,595 GNMA #780759,
            6.50%, 4/15/13            2,728.6
  5,500,000 GNMA TBA,
            7.50%, 3/15/27 (b)        5,405.5
 16,000,000 GNMA TBA,
            8.00%, 1/15/27 (b)       16,029.9
 10,000,000 GNMA II TBA,
            7.00%, 10/15/29 (b)       9,575.0
  3,152,777 GNMA, 7.00%, 9/20/17      3,144.7
  1,314,567 GNMA 96-6 PC,
            6.50%, 5/16/12            1,311.1

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
    868,522 GNMA 96-6 A,
            6.50%, 10/16/08        $    865.3
  4,555,475 GNMA, 6.58%,
            11/16/29                  4,554.1
  4,700,705 GNMA, 6.68%,
            11/16/29                  4,727.0
  2,847,447 GNMA, 6.83%, 6/16/26      2,854.6
                                   ----------
            Mortgage-Backed
            Securities              112,725.7

 U.S. Government Agency (19%)
 15,000,000 FHLMC, 6.02%,
            6/13/00                  14,892.1
  5,000,000 FHLMC, 5.84%, 5/9/00      4,993.5
                                   ----------
            U.S. Government
            Agency                   19,885.6

 Investment Companies (3%)

  2,650,959 Bunker Hill Money
            Market Fund               2,651.0
                                   ----------

 Total (Cost - $136,375.4) (a)
 (131%)                            $135,262.3
                                   ==========


Percentages indicated are based on net assets of $103,564,220.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

  Unrealized appreciation     $    30,019
  Unrealized depreciation      (1,143,068)
                              -----------
  Net unrealized depreciation $(1,113,049)
                              ===========

(b) Security was purchased on a delayed delivery basis.
                       See notes to financial statements.


                                                          Semi-Annual Report  27

Investment Quality Bond Fund

The objective of the Investment Quality Bond Fund is to realize a high level of total return consistent with preservation of capital. In order to achieve these objectives, the Investment Quality Bond Fund invests in a wide variety of in-vestment grade debt securities payable primarily in U.S. dollars.

Statistics

---------------------------
Number of Issues         38
Average Maturity  9.1 years
SEC Yield             7.04%
---------------------------

Portfolio Composition

---------------------
Mortgage Backed   46%
Corporate         21%
Treasury/Agency   17%
Commercial Paper  10%
Asset Backed       5%
Cash Equivalent    1%
---------------------

Credit Quality

--------
AAA  68%
AA   13%
A    17%
BBB   2%
--------

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Asset-Backed Securities (7%)
  2,220,000 MBNA Master Credit
            Card Trust, 6.60%,
            11/15/04                $ 2,205.1
  1,579,992 Structured Asset
            Notes Transactions,
            7.16%, 10/28/03           1,532.6
  5,000,000 WFS Financial Owner
            Trust,
            5.55%, 2/20/03            4,938.5
                                    ---------
            Asset-Backed
            Securities                8,676.2

 Commercial Paper (15%)
  6,000,000 American Express CP,
            6.02%, 5/4/00             6,000.0
  6,000,000 Emerson Electric CP,
            6.03%, 6/2/00             5,967.8
  6,000,000 Ford Motor Credit
            CP,
            6.03%, 5/10/00            6,000.0
                                    ---------
            Commercial Paper         17,967.8

 Corporate Bonds (32%)
  1,050,000 Citicorp,
            6.65%, 5/15/00            1,050.0
  4,000,000 Duke Capital
            Corporation,
            7.50%, 10/1/09            3,865.0
  4,000,000 Grand Metropolitan
            Investment,
            8.63%, 8/15/01            4,060.0
 10,000,000 Merrill Lynch
            Hutchinson,
            7.49%, 8/26/00 (c)       10,000.0
    606,448 Navistar Financial
            Corporation,
            6.75%, 3/15/02              605.8
  1,500,000 Salomon, Inc.,
            5.88%, 7/23/01            1,501.2
  1,500,000 Salomon, Inc.,
            7.25%, 5/1/01             1,500.0
  3,000,000 Sun Microsystems,
            Inc.,
            7.50%, 8/15/06            2,966.3
  4,000,000 TCI Communication,
            5.76%, 3/12/01            4,024.0
  4,000,000 Tele-Communications,
            Inc.,
            8.25%, 1/15/03            4,065.0

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
  4,000,000 Wal-Mart Stores,
            6.75%, 5/15/02          $ 3,955.0
  2,000,000 Wells Fargo & Co.,
            6.63%, 7/15/04            1,932.5
                                    ---------
            Corporate Bonds          39,524.8

 Mortgage-Backed Securities (68%)
  3,600,000 Bear Stearns
            Commercial Mortgage
            Securities, 7.78%,
            2/15/10                   3,624.8
  1,368,029 Bear Stearns
            Mortgage Securities,
            Inc., 6.51%, 1/25/07      1,335.2
  3,480,000 DLJ Commercial
            Mortgage
            Corporation,
            7.30%, 6/1/09             3,386.0
  6,100,000 FNMA TBA,
            6.00%, 8/1/29 (b)         5,522.4
  7,300,000 FNMA TBA,
            7.00%, 5/1/28 (b)         6,978.3
  8,000,000 FNMA TBA,
            7.50%, 5/1/28 (b)         7,822.5
 10,000,000 FNMA,
            6.63%, 9/15/09            9,525.0
    471,285 GNMA #399001,
            8.00%, 12/15/26             472.5
  3,342,565 GNMA #48928,
            8.00%, 6/15/28            3,350.9
  1,855,731 GNMA #780743,
            8.00%, 12/15/26           1,861.5
 18,300,000 GNMA TBA,
            6.50%, 6/1/29 (b)        17,133.4
 15,000,000 GNMA TBA,
            7.00%, 9/15/29 (b)       14,418.8
  7,400,000 GNMA TBA,
            7.50%, 3/15/27 (b)        7,272.8
    748,852 GNMA,
            8.00%, 7/15/25              750.7
                                    ---------
            Mortgage-Backed
            Securities               83,454.8


28  Payden & Rygel Investment Group

Investment Quality Bond Fund

Schedule of Portfolio Investments - April 30, 2000
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 U.S. Government Agency (8%)
 10,000,000 FHLMC,
            5.84%, 5/11/00            9,983.8

 U.S. Treasury (17%)
  9,450,000 U.S. Treasury Bond,
            6.25%, 8/15/23            9,454.5
  2,000,000 U.S. Treasury Note,
            5.63%, 05/15/08           1,901.2
  6,250,000 U.S. Treasury Note,
            6.63%, 5/15/07            6,296.4
  2,425,000 U.S. Treasury Note,
            7.50%, 2/15/05            2,514.5
                                   ----------
            U.S. Treasury            20,166.6

 Investment Companies (1%)
  1,711,142 Bunker Hill Money
            Market Fund               1,711.1
                                   ----------
 Total (Cost - $184,558.1) (a)
 (148%)                            $181,485.1
                                   ==========


Percentages indicated are based on net assets of $122,635,922.

All of the securities listed above are held by the custodian in a segregated account.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $    27,730
   Unrealized depreciation       (3,100,674)
                                -----------
   Net unrealized depreciation  $(3,072,944)
                                ===========

(b) Security was purchased on a delayed delivery basis.

(c) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At April 30, 2000, the Fund's open futures contracts were as follows:

                                                                Unrealized
Number of                           Expiration     Current      Appreciation
Contracts   Contract Type              Date         Value      (Depreciation)
-----------------------------------------------------------------------------
201         U.S. Treasury 10 Year
             Note Future              May-00     $19,487,578     $192,401
136         U.S. Treasury Bond
             Future                   May-00      13,132,500       42,422
                                                                 --------
                                                                 $234,823
                                                                 ========


                      See notes to financial statements.

                                                          Semi-Annual Report  29

Total Return Fund

The objective of the Total Return Fund is to realize a high level of total re-turn consistent with preservation of capital. The Fund invests in a wide vari-ety of debt instruments and income-producing securities, payable both in U.S. dollars and foreign currencies. The Total Return Fund generally invests in in-vestment grade debt securities, but may invest up to 25% of its assets in below investment grade securities.

Statistics

---------------------------
Number of Issues        101
Average Maturity  9.5 years
SEC Yield             7.60%
---------------------------


Portfolio Composition

---------------------
Mortgage Backed   42%
Treasury/Agency   22%
Commercial Paper  17%
Corporate         11%
Asset Backed       5%
Other              3%
---------------------

Credit Quality

----------------
AAA          84%
AA            2%
A             4%
BBB           5%
BB or below   5%
----------------

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal      Security
 or Shares     Description     Value (000)

------------------------------------------------------
 Asset-Backed Securities (8%)
    750,000 Ares Leveraged
            Bond,
            9.77%, 11/30/04
            (c)                 $   639.4
  1,652,359 Chase Manhattan,
            6.40%, 7/16/01        1,633.2
  3,000,000 Citibank Credit
            Card,
            5.75%, 1/15/03        2,971.8
  3,000,000 Evergreen
            Funding,
            7.03%, 11/15/10
            (c)                   1,200.0
  6,000,000 First USA Credit
            Card Master
            Trust,
            6.42%, 3/17/05        5,877.8
  2,000,000 Los Angeles
            Funding,
            7.66%, 12/15/26
            (c)                   1,855.0
    150,000 PTC
            International
            Finance,
            11.25%, 12/1/09         153.0
  3,000,000 Salomon, Inc.,
            5.88%, 7/23/01        3,002.5
  2,000,000 Standard
            Chartered,
            5.28%, 12/29/49       1,340.0
    792,993 Structured Asset
            Notes
            Transactions,
            7.16%, 10/28/03         769.2
  3,600,000 WFS Financial
            Owner Trust,
            5.55%, 2/20/03        3,555.7
                                ---------
            Asset-Backed         22,997.6
            Securities

 Commercial Paper (26%)
 10,000,000 American Express
            CP,
            6.00%, 5/18/00       10,000.0
  7,000,000 Bank of America
            CP,
            6.05%, 7/17/00        6,909.4
 10,000,000 Bear Stearns CP,
            7.78%, 2/15/10        9,937.6
 11,000,000 GE Capital CP,
            5.97%, 5/16/00       11,000.0
  6,000,000 Household
            Finance CP,
            6.05%, 6/7/00         6,000.0

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------
 28,000,000 TVA DN,
            5.87%, 5/9/00           $27,963.5
                                    ---------
            Commercial Paper         71,810.5

 Corporate Bonds (16%)
  4,500,000 Aeltus CBO II,
            7.98%, 8/6/09 (c)         2,925.0
    350,000 AES Corporation,
            9.50%, 6/1/09               343.0
    400,000 AK Steel
            Corporation,
            7.88%, 2/15/09              367.0
    250,000 Alestra SA,
            12.63%, 5/15/09             242.5
    400,000 Allied Waste of
            North America,
            7.88%, 1/1/09               286.0
    400,000 American Standard,
            7.38%, 2/1/08               372.0
  1,500,000 BEA 1998-1A B,
            7.56%, 6/15/10 (c)          840.0
    300,000 Cablevision,
            13.75%, 4/30/07             291.8
  4,500,000 Century Funding Ltd,
            7.13%, 2/15/11 (c)        2,925.0
    260,000 Cho Hung Bank,
            11.50%, 4/1/10 (c)          254.2
  2,000,000 Con Edison,
            7.15%, 12/1/09            1,912.5
    450,000 CSC Holdings, Inc.,
            7.78%, 2/15/18              399.9
    350,000 D.R. Horton, Inc.,
            8.00%, 2/1/09               296.6
    400,000 Flag LTD,
            8.25%, 1/30/08              352.0
    250,000 Grupo Iusacell SA,
            14.25%, 12/1/06             261.9


30  Payden & Rygel Investment Group

Total Return Fund

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------
    200,000 Grupo Televisa,
            11.88%, 5/15/06         $   238.8
    500,000 Harrahs Operating
            Co.,
            7.88%, 12/15/05             467.5
    350,000 Hollywood Park,
            9.25%, 2/15/07              349.1
    600,000 Kaufman & Broad Home
            Corporation,
            9.63%, 11/6/04              579.0
    500,000 Mandalay Resort
            Group,
            9.25%, 12/1/05              483.7
    500,000 Mark IV Industries,
            7.50%, 9/1/07               430.0
  4,000,000 MBNA Corporation,
            6.15%, 10/1/03            3,740.0
  7,000,000 Merrill Lynch
            Hutchinson,
            7.49%, 8/26/00 (c)        7,000.0
    400,000 Nextel
            Communications,
            0.00%, 2/15/07              285.0
    450,000 Northwest Airlines,
            Inc., 8.52%, 4/7/04         414.0
    450,000 NTL, Inc.,
            10.00%, 10/31/02            441.0
    300,000 Pogo Producing,
            8.75%, 5/15/07              283.5
    120,000 PTC International
            Finance II SA,
            11.25%, 12/1/09             122.4
    225,000 Salomon, Inc.,
            6.25%, 11/30/00             224.5
    250,000 San Luis Corporation
            SA,
            8.88%, 3/18/08              226.9
    500,000 Sinclair
            Broadcasting,
            9.00%, 7/15/07              448.8
  4,000,000 Sprint Capital
            Corporation,
            6.38%, 5/12/09            3,605.0
  2,000,000 Sun Microsystems,
            Inc.,
            7.50%, 8/15/06            1,977.5
  3,500,000 TCI Communication,
            5.76%, 3/12/01            3,521.0
  1,000,000 Time Warner, Inc.,
            Pass-Thru
            6.10%, 12/30/01 (c)         977.5
  4,000,000 TRW, Inc.,
            7.13%, 6/1/09             3,671.4
  2,200,000 Vodafone Airtouch
            PLC,
            7.75%, 2/15/10            2,167.0
  1,250,000 Waste Management
            WMI,
            4.00%, 2/1/02             1,112.5
    875,000 WMX Technologies,
            6.38%, 12/1/03              778.8
    500,000 Young Broadcasting,
            8.75%, 6/15/07              445.0
                                    ---------
            Corporate Bonds          46,059.3

 Foreign Bonds (3%)
    280,000 Argentina Government
            Bond,
            11.75%, 3/31/05             260.6
    500,000 Argentina Government
            Bond,
            11.75%, 4/7/09              489.4
  1,165,052 Brazil C-Bond,
            8.00%, 4/15/14              835.2

--------------------------------------------------------------------------------

 Principal      Security
 or Shares     Description     Value (000)

----------------------------------------------
    550,000 Brazil Discount,
            5.19%, 4/15/24      $   422.1
    348,750 Brazil
            Government Bond,
            7.38%, 4/15/06          310.8
    750,000 Bulgaria,
            6.06%, 7/28/24          571.4
    380,000 Globo
            Communicacoes,
            10.50%, 12/20/06        319.2
    260,000 Hanvit,
            11.75%, 3/1/10          256.1
    500,000 Kpnqwest,
            8.13%, 6/1/09           485.0
    200,000 Morocco
            Government
            Bonds,
            5.91%, 1/1/09           178.6
    350,000 Multicanal SA,
            13.13%, 4/15/09         355.3
    200,000 Philippine Long
            Distance,
            10.50%, 4/15/09         190.0
 10,000,000 Poland
            Government Bond,
            8.50%, 2/12/05        1,839.6
    200,000 Republic of
            Panama,
            3.50%, 7/17/14          157.0
    400,000 Republic of
            Philippines,
            9.88%, 1/15/19          355.0
    250,000 Russian
            Federation,
            10.00%, 6/26/07         178.6
    350,000 Russian
            Federation,
            12.75%, 6/24/28         283.7
  1,500,000 Russian
            Government Bond,
            5.97%, 12/15/20         405.9
    550,000 Russian Ian,
            6.06%, 12/15/15         153.0
    200,000 South African
            Government Bond,
            9.13%, 5/19/09          193.0
    550,000 United Mexican
            States,
            6.25%, 12/31/19         452.0
    571,425 Venezuela DCB,
            6.94%, 12/18/07         446.5
                                ---------
            Foreign Bonds         9,138.0

 Mortgage-Backed Securities
  (64%)
  4,700,000 Bear Stearns
            Commercial
            Mortgage
            Securities,
            7.78%, 2/15/10        4,732.4
  4,440,000 DLJ Commercial
            Mortgage
            Corporation,
            7.30%, 6/1/09         4,320.1
  2,035,529 FNMA 97-32,
            6.29, 4/25/27         2,047.5
  8,500,000 FNMA TBA,
            6.00%, 8/1/29
            (b)                   7,695.1
 11,700,000 FNMA TBA,
            6.50%, 5/1/28
            (b)                  10,910.3
 21,800,000 FNMA TBA,
            7.00%, 5/1/28
            (b)                  20,839.3
  9,200,000 FNMA TBA,
            7.50%, 5/1/28
            (b)                   8,995.9
 21,500,000 FNMA,
            6.63%, 9/15/09       20,478.7
  4,088,194 GNMA #449601,
            8.00%, 6/15/27        4,098.4


                       See notes to financial statements.

                                                          Semi-Annual Report  31

Total Return Fund continued

--------------------------------------------------------------------------------

 Principal      Security
 or Shares     Description    Value (000)

---------------------------------------------
 33,900,000 GNMA TBA,
            6.50%, 6/1/29
            (b)               $ 31,738.9
 33,000,000 GNMA TBA,
            7.00%, 9/15/29
            (b)                 31,721.3
 21,100,000 GNMA TBA,
            7.50%, 3/15/27
            (b)                 20,737.3
 12,000,000 GNMA TBA,
            8.00%, 1/15/27
            (b)                 12,022.4
                              ----------
            Mortgage-Backed
            Securities         180,337.6

 Preferred Stock (0%)
     35,300 Swire Pacific
            Capital (c)            794.2

 U.S. Government Agency (21%)
 30,000,000 FHLMC,
            5.87%, 5/2/00       29,632.6
 30,000,000 FHLMC,
            6.04%, 7/13/00      29,995.1
                              ----------
            U.S. Government
            Agency              59,627.7
 U.S. Treasury (12%)
  5,300,000 U.S. Treasury
            Bond,
            6.25%, 8/15/23       5,302.5
  5,300,000 U.S. Treasury
            Bond,
            6.50%, 11/15/26      5,502.1
  2,000,000 U.S. Treasury
            Note,
            5.63%, 05/15/08      1,901.2
 14,000,000 U.S. Treasury
            Note,
            6.63%, 5/15/07      14,103.9
 23,000,000 U.S. Treasury
            Strip,
            0.00%, 8/15/20       6,715.3
                              ----------
            U.S. Treasury       33,525.0

 Investment Companies (1%)
  1,995,035 Bunker Hill
            Money Market
            Fund                 1,995.0
                              ----------
 Total (Cost - $435,546.5)    $426,284.9
 (a) (151%)
                              ==========

Percentages indicated are based on net assets of $282,752,632.

All of the securities listed above are held by the custodian in a segregated account.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation    $    830,268
   Unrealized depreciation     (10,091,896)
                              ------------
   Net unrealized
    depreciation              $ (9,261,628)
                              ============

(b) Security was purchased on a delayed delivery basis.

(c) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At April 30, 2000, the Fund's open futures contracts were as follows:

                                                                 Unrealized
Number of                           Expiration     Current      Appreciation
Contracts   Contract Type              Date         Value      (Depreciation)
-----------------------------------------------------------------------------
242         U.S. Treasury 10 Year
             Note Future              May-00     $23,462,656     $  79,016
261         U.S. Treasury Bond
             Future                   May-00      25,202,813      (509,336)
                                                                 ---------
                                                                 $(430,320)
                                                                 =========

Open Forward Currency Contracts

                                                                         Unrealized
Delivery                               Contract        Contract         Appreciation
Date         Currency                   Price           Value          (Depreciation)
-------------------------------------------------------------------------------------
Assets:
9/25/00      Poland Zloty (sell)        4.3205        $2,083,092          $156,076
                                                                          ========


32  Payden & Rygel Investment Group

High Income Fund

The objective of the High Income Fund is to realize a high level of current in-come while providing for capital appreciation by investing in a diversified portfolio of below investment grade bonds. The Fund invests at least 65% of its total assets in below investment grade bonds.

Statistics

---------------------------
Number of Issues        102
Average Maturity  7.2 years
SEC Yield             9.98%
---------------------------

Portfolio Composition

--------------------
Corporate        84%
U.S. Treasury     4%
Preferred Stock   3%
Asset Backed      1%
Cash              8%
--------------------

Credit Quality
--------------------------------------------------------------------------------

AAA   4%
A     0%
BBB   5%
BB   30%
B    61%
--------

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------
 Asset-Backed Securities (1%)
   250,000 Ford 98 A Class D,
           7.50%, 5/15/03 (b)      $    249.8
 1,000,000 Ford 98 B Class E,
           7.50%, 11/15/03              998.5
                                   ----------
           Asset-Backed
           Securities                 1,248.3

 Collaterized Bond Obligations
 (2%)
   500,000 Aeltus CBO II,
           7.98%, 8/6/09 (b)            325.0
   250,000 Ares Leveraged Bond,
           9.77%, 11/30/04(b)           213.1
 1,000,000 Century Funding LTD,
           7.13%, 2/15/11               650.0
   750,000 Triangle Funding LTD,
           7.45%, 10/15/03              731.3
                                   ----------
           Collaterized Bond
           Obligations                1,919.4

 Preferred Stock (2%)
       500 First Republic
           Capital Corp. (b)            455.0
    12,808 Granite Broadcasting
           Preferred                  1,216.7
    47,000 Swire Pacific Capital
           (b)                        1,057.5
                                   ----------
           Preferred Stock            2,729.2

 Corporate Bonds (80%)
 Basic Materials (5%)
   900,000 AK Steel Corporation,
           9.13%, 12/15/06              883.1
 1,250,000 California Steel
           Industry,
           8.50%, 4/1/09              1,175.0
 1,000,000 Lyondell Chemical
           Co.,
           9.88%, 5/1/07                982.5
 1,250,000 Polymer Group,
           9.00%, 7/1/07              1,137.5
 1,250,000 Sterling Chemicals,
           Inc., 12.38%, 7/15/06      1,284.4
                                   ----------
           Basic Materials            5,462.5

 Building & Construction (4%)
 1,000,000 Albecca, Inc.,
           10.75%, 8/15/08              790.0


--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------
 1,000,000 Building Materials
           Corporation, 8.00%,
           12/1/08                 $    860.0
 1,100,000 Integrat Electric
           Service,
           9.38%, 2/1/09                924.0
 1,500,000 Kaufman & Broad Home
           Corporation, 9.63%,
           11/6/04                    1,447.5
   750,000 LLS Corporation,
           11.63%, 8/1/09               720.0
                                   ----------
           Building &
           Construction               4,741.5

 Cable Systems (7%)
   500,000 Adelphia
           Communications,
           10.50%, 7/15/04              507.5
 1,000,000 Cablevision
           13.75%, 4/30/07 (b)          972.5
 1,315,000 Century
           Communications,
           8.38%, 12/15/07            1,186.8
 1,250,000 Charter Communication
           Holdings LLC, 8.63%,
           4/1/09                     1,106.2
 1,250,000 Classic Cable, Inc.,
           10.50%, 3/1/10             1,231.2
 1,000,000 United Pan Europe,
           11.25%, 2/1/10               874.7
   350,000 United Pan-Europe
           Communication,
           11.25%, 2/1/10               332.5
 1,000,000 Winstar
           Communications,
           12.75%, 4/15/10              911.1
                                   ----------
           Cable Systems              7,122.5

 Consumer Cyclicals (4%)
 1,000,000 Bally Total Fitness,
           9.88%, 10/15/07              920.0
 1,250,000 HMH Properties,
           7.88%, 8/1/08              1,084.4
 1,000,000 Pinnacle Holdings,
           0.00%, 3/15/08               665.0
 1,000,000 Prime Hospitality
           Corporation,
           9.75%, 4/1/07                970.0

                       See notes to financial statements.

                                                          Semi-Annual Report 33

High Income Fund continued

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------
   500,000 Prime Hospitality,
           9.25%, 1/15/06          $    492.5
                                   ----------
           Consumer Cyclicals         4,131.9

 Consumer Non-Cyclicals (4%)
 1,100,000 Chiquita Brands
           International,
           10.00%, 6/15/09              891.0
 1,000,000 Dominos, Inc.,
           10.38%, 1/15/09              922.5
 1,500,000 Fresenius Medical,
           7.88%, 2/1/08              1,331.2
   750,000 Packaged Ice, Inc.,
           9.75%, 2/1/05                630.0
   750,000 Triad Hospitals
           Holdings,
           11.00%, 5/15/09 (b)          776.3
                                   ----------
           Consumer Non-
           Cyclicals                  4,551.0

 Energy (7%)
 1,000,000 AES Corporation,
           9.50%, 6/1/09                980.0
 1,000,000 Calpine Corporation,
           9.25%, 2/1/04              1,007.5
 1,400,000 Nuevo Energy Co.,
           9.50%, 6/1/08              1,372.0
 1,350,000 Orion Power Holdings,
           Inc.,
           12.00%, 5/1/10             1,356.8
   500,000 Pogo Producing,
           10.33%, 2/15/09              510.0
 1,000,000 Pogo Producing,
           8.75%, 5/15/07               945.0
 1,000,000 R&B Falcon
           Corporation,
           9.50%, 12/15/08              980.0
                                   ----------
           Energy                     7,151.3

 Financials (2%)
   750,000 GS Escrow
           Corporation,
           5.99%, 8/1/03                708.8
 1,500,000 Standard Chartered,
           5.28%, 12/29/49            1,005.0
                                   ----------
           Financials                 1,713.8

 Gaming (8%)
 1,100,000 Argosy Gaming,
           10.75%, 6/1/09             1,138.5
   600,000 Boyd Gaming
           Corporation,
           9.50%, 7/15/07               564.0
 1,550,000 Harrahs Operating
           Co.,
           7.88%, 12/15/05            1,449.3
 1,000,000 Horseshoe Gaming,
           9.38%, 6/15/07               977.5
 1,000,000 Isle of Capri
           Casinos,
           8.75%, 4/15/09               897.5
 1,475,000 Park Place
           Entertainment,
           9.38%, 2/15/07             1,460.2
 1,500,000 Starwood Hotels &
           Resorts,
           6.78%, 11/15/05            1,387.5
 1,000,000 Station Casinos,
           8.88%, 12/1/08               947.5
                                   ----------
           Gaming                     8,822.0

 Industrial (9%)
   450,000 Allied Waste of North
           America, 10.00%,
           8/1/09 (b)                   310.5


--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------
 1,500,000 American Standard,
           7.38%, 2/1/08           $  1,395.0
   850,000 BE Aerospace,
           8.00%, 3/1/08                680.0
 1,000,000 D.R. Horton, Inc.,
           8.00%, 2/1/09                847.5
   750,000 Hayes Lemmerz
           International, Inc.,
           8.25%, 12/15/08              635.6
 1,400,000 K&F Industries,
           9.25%, 10/15/07            1,305.5
   250,000 Mark IV Industries,
           Inc.,
           7.50%, 9/1/07                215.0
 1,250,000 Pierce Leahy,
           8.13%, 5/15/08             1,100.0
 1,450,000 Premier Parks, Inc.,
           9.25%, 4/1/06              1,363.0
   250,000 Ryerson Tull, Inc.,
           8.50%, 7/15/01               251.6
 1,500,000 Scotts Co.,
           8.63%, 1/15/09 (b)         1,425.0
   750,000 Tembec Industries,
           Inc.,
           8.63%, 6/2/09                735.0
                                   ----------
           Industrial                10,263.7

 Multimedia (11%)
 1,000,000 Ackerly,
           9.00%, 1/15/09               937.5
 1,500,000 Chancellor Media,
           8.13%, 12/15/07            1,488.7
 1,000,000 Cumulus Media,
           10.38%, 7/1/08               900.0
   350,000 Granite Broadcasting,
           8.88%, 5/15/08               301.0
 1,300,000 HMV Media Group PLC,
           10.25%, 5/15/08              988.0
 1,500,000 Loews Cineplex
           Entertainment,
           8.88%, 8/1/08                930.0
 1,250,000 Price Communications
           Wireless, Inc.,
           9.13%, 12/15/06            1,243.8
 1,000,000 Primedia, Inc.,
           7.63%, 4/1/08                900.0
 1,000,000 SFX Entertainment,
           Inc.,
           9.13%, 12/1/08             1,010.0
 1,000,000 Sinclair
           Broadcasting,
           9.00%, 7/15/07               897.5
 1,000,000 XM Satellite Radio
           Inc.,
           14.00%, 3/15/10              950.0
 1,000,000 Young Broadcasting,
           8.75%, 6/15/07               890.0
                                   ----------
           Multimedia                11,436.5

 Telecommunications (18%)
 1,350,000 Cadmus Communication
           Corporation, 9.75%,
           6/1/09                     1,312.9
 1,000,000 Clearnet
           Communications,
           0.00%, 12/15/00            1,007.5
 1,500,000 Covad Communication
           Group,
           12.00%, 2/15/10            1,410.0
 1,000,000 Echostar DBS
           Corporation,
           9.38%, 2/1/09                967.5



34  Payden & Rygel Investment Group

High Income Fund

Schedule of Portfolio Investments - April 30, 2000
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)

---------------------------------------------
   500,000 Exodus
           Communications,
           10.75%, 12/15/09       $    497.5
 1,000,000 Flag LTD,
           8.25%, 1/30/08              880.0
   400,000 Intermedia
           Communications Inc.,
           9.50%, 3/1/09               376.0
   650,000 Kpnqwest,
           8.13%, 6/1/09               630.5
 1,000,000 Level 3
           Communications,
           9.13%, 5/1/08               867.5
 1,250,000 McLeodUSA, Inc.,
           9.25%, 7/15/07            1,187.5
 1,000,000 Nextel
           Communications,
           0.00%, 2/15/07              712.5
 1,250,000 Nextlink
           Communications,
           10.75%, 11/15/08          1,225.0
 1,000,000 NTL, Inc.,
           10.00%, 10/31/02            980.0
 1,000,000 Philippine Long
           Distance,
           10.50%, 4/15/09             950.0
 1,250,000 PSInet, Inc.,
           10.50%, 12/1/06           1,150.0
   600,000 PTC International
           Finance II SA,
           11.25%, 12/1/09             612.0
 1,000,000 RCN Corporation,
           10.13%, 1/15/10             895.0
 1,750,000 Rhythms
           Netconnections,
           14.00%, 2/15/10           1,575.0
   750,000 Slovak Wireless
           Financial Co.,
           11.25%, 3/30/07             686.7
 1,000,000 Williams
           Communication,
           10.88%, 10/1/09           1,005.0
                                  ----------
           Telecommunications       18,928.1
 Transportation (1%)
   800,000 Northwest Airlines,
           Inc.,
           8.52%, 4/7/04               736.0
                                  ----------
           Corporate Bonds          85,060.8

 U.S. Treasury (4%)
 2,500,000 U.S. Treasury Note,
           5.88%, 11/15/04           2,433.0


-------------------------------------------------------------------------------

 Principal     Security
 or Shares    Description    Value (000)

--------------------------------------------
 1,500,000 U.S. Treasury
           Note,
           6.50%, 2/28/02    $  1,494.2
                             ----------
           U.S. Treasury        3,927.2

 Investment Companies (8%)
 8,020,218 Bunker Hill
           Money Market
           Fund                 8,020.2
                             ----------
 Total (Cost - $109,147.8)   $102,905.1
 (a) (97%)
                             ==========

Percentages indicated are based on net assets of $106,474,486.

All of the securities listed above are held by the custodian in a segregated account.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $   252,212
   Unrealized depreciation       (6,494,896)
                                -----------
   Net unrealized depreciation  $(6,242,684)
                                ===========

(b) Security exempt from registration under Rule 144(b) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Open Forward Currency Contracts

                                                                              Unrealized
Delivery                            Contract            Contract             Appreciation
Date           Currency              Price               Value              (Depreciation)
------------------------------------------------------------------------------------------
Assets:
7/13/00        Euro(sell)            0.9683            $2,662,825              $144,236
                                                                               ========

                      See notes to financial statements.

                                                          Semi-Annual Report  35

Short Duration Tax Exempt Fund

The objective of the Short Duration Tax Exempt Fund is to earn federal tax-free income by investing in debt obligations that are exempt from federal income tax, consistent with preservation of capital. The Fund generally invests in in-vestment grade debt securities, but may invest up to 25% of its assets in below investment grade securities.

Statistics

---------------------------
Number of Issues         34
Average Maturity  2.7 years
SEC Yield             4.34%
---------------------------

Portfolio Composition

------------------------------
Insured Bonds              40%
General Obligations Bonds  23%
Revenue Bonds              21%
Pre-Refunded Bonds         13%
Cash Equivalent             3%
------------------------------

Credit Quality

--------
AAA  59%
AA   20%
A    12%
BBB   9%
--------

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------
 General Obligations (59%)
   565,000 Clark County, NV
           School District,
           5.25%, 6/15/02           $  569.9
 1,000,000 Dade County, FL
           (FGIC),
           12.00%, 10/1/01           1,096.2
   500,000 Denver, CO City &
           County, 6.38%, 8/1/03       515.6
   995,000 District of Columbia
           (MBIA), 6.60%, 6/1/03
           (b)                       1,016.5
     5,000 District of Columbia
           (MBIA), 6.60%, 6/1/03
           (b)                           5.1
   370,000 Dodge, KS Unified
           School District #443
           (FSA), 8.25%, 9/1/03        406.1
   500,000 Florida State Board
           of Education, 5.00%,
           6/1/03                      501.3
   500,000 Howard County, MD,
           4.70%, 8/15/00              500.4
 1,000,000 Las Vegas, NV (FGIC),
           6.60%, 10/1/09            1,051.2
   780,000 Lewisville, TX Indt.
           School Dist. (PSFG),
           6.25%, 8/15/04              800.5
   220,000 Lewisville, TX Indt.
           School Dist. (PSFG),
           6.25%, 8/15/04              226.9
   500,000 Manhattan, KS,
           4.75%, 12/15/01             499.4
   500,000 Mississippi State,
           5.20%, 12/15/01             503.7
   105,000 New York, NY,
           6.00%, 8/1/00               105.4
   395,000 New York, NY,
           6.00%, 8/1/00               396.4
   500,000 New York, NY,
           7.50%, 8/15/20              551.9
   300,000 Ohio State,
           5.00%, 2/1/03               300.8

--------------------------------------------------------------------------------

Principal or
Shares                Security Description         Value (000)

--------------------------------------------------------------
     500,000  Pennsylvania State,
              5.13%, 9/15/02                        $   503.8
     500,000  Snohomish County, WA School
              District (MBIA), 7.00%, 12/1/01           516.9
                                                    ---------
              General Obligations                    10,068.0

Revenue (37%)
Airport (3%)
     415,000  Denver, CO City & Co. Airport,
              7.75%, 11/15/21, Pre-refunded
              11/15/01                                  440.9
Education (3%)
     500,000  Youngstown, OH School Dist. Rev.
              Anticipation Notes (AMBAC),
              5.00%, 6/15/00                            500.2

Electric & Gas (6%)
     500,000  IL Development Finance Authority
              Pollution Control (MBIA),
              7.25%, 6/1/11                             521.6
     500,000  Massachusetts Municipal Wholesale
              Electric, 6.38%, 7/1/01                   508.1
                                                    ---------
              Electric & Gas                          1,029.7

Health Care (13%)
     500,000  MA State Health & Ed. Fac. Auth.,
              5.00%, 7/1/01                             498.8
   1,000,000  New York State Dormitory-Mental
              Health Svcs., 6.00%, 2/15/03            1,021.3
     615,000  Philadelphia, PA Hosp. & Higher Edu.
              Fac. Auth., 5.00%, 11/15/00               613.9
                                                    ---------
              Health Care                             2,134.0

Transportation (2%)
     400,000  Arizona State Transportation Board,
              6.50%, 7/1/11                             414.5

36  Payden & Rygel Investment Group

Short Duration Tax Exempt Fund

Schedule of Portfolio Investments - April 30, 2000
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------

 Water & Sewer (10%)
   200,000 Houston, TX Water and
           Sewer System Revenue
           (MBIA), 5.25%,
           12/1/00                  $   201.0
   600,000 Louisville, KY
           Waterworks Board,
           5.75%, 11/15/13              607.5
   350,000 Massachusetts State
           Water Resource
           Authority (MBIA),
           6.25%, 11/1/10               366.2
   290,000 Ohio State Water
           Development
           Authority, 6.00%,
           12/1/08                      300.1
   210,000 Ohio State Water
           Development
           Authority, 6.00%,
           12/1/08                      218.7
                                    ---------
           Water & Sewer              1,693.5
                                    ---------
           Revenue                    6,212.8

 Cash Equivalents (3%)
    36,519 Dreyfus Tax Exempt
           Cash Management Fund          36.5
   500,000 Raleigh Durham, NC
           Airport Authority            500.0
                                    ---------
           Cash Equivalents             536.5
                                    ---------
 Total (Cost - $16,911.3) (a)
 (99%)                              $16,817.3
                                    =========


Percentages indicated are based on net assets of $17,019,943.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $   7,091
   Unrealized depreciation       (101,044)
                                ---------
   Net unrealized depreciation  $ (93,953)
                                =========

(b) All or a portion of the security is held by the custodian in a segregated account.

  AMBAC:Ambac Assurance Corporation
  FGIC:Financial Guaranty Insurance Company
  MBIA:MBIA Insurance Corp.
  PSFG:Permanent School Fund Guarantee

                      See notes to financial statements.

                                                          Semi-Annual Report  37

Tax Exempt Bond Fund

The objective of the Tax Exempt Bond Fund is to earn federal tax-free income by investing in debt obligations that are exempt from federal income tax, consis-tent with preservation of capital. The Fund generally invests in investment grade debt securities, but may invest up to 25% of its assets in below invest-ment grade securities.

Statistics

---------------------------
Number of Issues         26
Average Maturity  9.4 years
SEC Yield             4.74%
---------------------------

Portfolio Composition

------------------------------
General Obligations Bonds  37%
Revenue Bonds              31%
Insured Bonds              22%
Pre-Refunded Bonds          9%
Cash Equivalent             1%
------------------------------

Credit Quality

--------
AAA  49%
AA   44%
A     4%
BBB   3%
--------

Schedule of Portfolio Investments April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 General Obligations (51%)
 Limited (9%)
   700,000 Clark County NV,
           School District,
           5.88%, 6/15/13           $  731.5
 1,000,000 Port of Seattle, WA
           5.25%, 5/1/03             1,003.8
                                    --------
           Limited                   1,735.3

 Unlimited (42%)
 1,000,000 Alpine, UT School
           District,
           5.25%, 3/15/13              975.0
   500,000 Berkeley County, SC
           School District
           5.38%, 4/1/11               503.1
 1,000,000 Berkeley County, SC
           School District,
           5.00% 4/1/20                911.3
 1,000,000 Fort Worth, TX
           Independent School
           District (PSFG),
           0.00%, 2/15/06              736.3
     5,000 Honolulu, HI City &
           County 5.00% 10/1/02          5.0
   995,000 Honolulu, HI City &
           County, 5.00%
           10/1/02(b)                  998.7
 1,000,000 Mississippi State,
           5.80% 6/1/09              1,020.0
 1,500,000 Pittsburgh, PA
           (AMBAC),
           5.50% 9/1/14              1,494.4
 1,000,000 Texas Public Finance
           Authority,
           5.38% 10/1/03             1,013.7
 1,000,000 Virginia State,
           6.10% 5/1/00              1,048.7
                                    --------
           Unlimited                 8,706.2
                                    --------

           General Obligations      10,441.5
 Revenue (47%)
 Electric & Gas (4%)
   300,000 City of Knoxville, TN
           4.85%, 3/1/06               295.9

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
   500,000 Massachusetts
           Municipal
           Wholesale Electric
           6.38%, 7/1/01           $  508.1
                                   --------
           Electric & Gas             804.0

 Health Care (3%)
   800,000 California Health
           Facilities
           Finance Authority,
           5.00%, 10/1/18             673.0

 Housing (9%)
   625,000 Idaho Housing and
           Finance Association,
           5.20%, 7/1/27(b)           603.1
 1,000,000 Virginia State
           Housing
           Development
           Authority,
           6.30%, 7/1/11(b)         1,020.0
   170,000 Wisconsin Housing &
           Economic Development
           Authority,
           5.30%, 1/1/22              169.4
                                   --------
           Housing                  1,792.5

 Leasing (4%)
 1,000,000 Avon, IN Community
           School Building
           Corporation,
           5. 25%, 1/1/22             900.0

 Special Revenue (6%)
 1,250,000 Oregon State Dept.
           Admin. Svcs., (FSA),
           5.75%, 4/1/14            1,273.4

 Transportation (13%)
 1,025,000 Arapahoe Co., CO, E-
           470,
           6.90%, 8/31/05           1,136.6
 1,465,000 Port Authority NY&
           NJ,
           5.80%, 12/1/12           1,494.2
                                   --------
           Transportation           2,630.8


38  Payden & Rygel Investment Group

Tax Exempt Bond Fund

Schedule of Portfolio Investments - April 30, 2000
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------

 Water & Sewer (8%)
   600,000 Louisville, KY
           Waterworks,
           5.75%, 11/15/13          $   607.5
 1,000,000 Ohio State Water
           Department
           Authority (AMBAC),
           5.70%, 6/1/09              1,023.7
                                    ---------
           Water & Sewer              1,631.2
                                    ---------
           Revenue                    9,704.9

 Cash Equivalents (1%)
    45,869 Dreyfus Tax Exempt
           Cash
           Management Fund               45.9
   200,000 Harris Co., TX
           Indust. Devel. Corp.
           Pollution Control            200.0
                                    ---------
           Cash Equivalents             245.9
                                    ---------
 Total (Cost - $20,377.1) (a)
 (99%)                              $20,392.3
                                    =========

Percentages indicated are based on net assets of $20,577,118.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $263,598
   Unrealized depreciation      (248,388)
                                --------
   Net unrealized appreciation  $ 15,210
                                ========

(b) All or a portion of the security is held by the custodian in a segregated account as collateral.

AMBAC: AMBAC Indemnity Corporation
FSA: Financial Security Assurance Inc.
MBIA: MBIA Insurance Corp.
PSFG: Permanent School Fund Guarantee

                      See notes to financial statements.

                                                          Semi-Annual Report  39

California Municipal Income Fund

The objective of the California Municipal Income Fund is to earn federal and California tax-free income by investing in debt obligations that are exempt from federal and California income tax, consistent with preservation of capi-tal. The Fund generally invests in investment grade debt securities, but may invest up to 25% of its assets in below investment grade securities.

Statistics

----------------------------
Number of Issues          49
Average Maturity  10.2 years
SEC Yield              4.61%
----------------------------

Portfolio Composition

------------------------------
Insured Bonds              54%
Pre-Refunded Bonds         18%
Revenue Bonds              12%
General Obligations Bonds   7%
Cash Equivalent             9%
------------------------------

Credit Quality

--------
AAA  73%
AA    8%
A     9%
BBB  10%
--------

Schedule of Portfolio Investments - April 30, 2000
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------
 General Obligations (18%)
 Limited (3%)
 1,100,000 Orange County Special
           Financing Authority
           (AMBAC),
           6.25%, 11/1/14           $1,113.1

 Unlimited (15%)
 1,500,000 ABC, CA Unified
           School District
           (FGIC), 0.00%, 8/1/18       510.0
   200,000 Escondido, CA High
           School District
           (MBIA), 5.95%,
           11/1/08                     213.0
 1,195,000 Fresno, CA Unified
           School District
           (MBIA),
           5.80%, 2/1/11             1,260.7
 1,340,000 Los Angeles, CA
           Unified School
           District (FGIC)
           6.00%, 7/1/14 (b)         1,422.1
 1,300,000 Oakland, CA Unified
           School District of
           Alameda County,
           5.25%, 8/1/11             1,303.2
 1,560,000 Sacramento, CA
           Unified School
           District,
           5.75%, 7/1/15             1,602.9
                                    --------
           Unlimited                 6,311.9
                                    --------

           General Obligations       7,425.0

 Revenue (72%)
 Airport (3%)
   200,000 Los Angeles, CA City
           Department of
           Airports (FGIC),
           5.50%, 5/15/07              203.7
 1,000,000 San Francisco City &
           Co. Airport
           Commission (AMBAC),
           6.50%, 5/1/13 (b)         1,052.5
                                    --------
           Airport                   1,256.2

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------
 Education (7%)
 1,000,000 California
           Educational
           Facilities Authority
           (MBIA),
           5.75%, 9/1/26            $1,062.5
   700,000 University of
           California (MBIA),
           6.38%, 9/1/19               739.4
 1,000,000 University of
           California (MBIA),
           6.88%, 9/1/16             1,067.5
                                    --------
           Education                 2,869.4

 Electric & Gas (11%)
   300,000 California Northern
           Power Agency (AMBAC),
           5.25%, 8/1/14               294.8
 1,060,000 Glendale, CA Electric
           Works (MBIA), 5.75%,
           2/1/14                    1,089.1
 1,000,000 Los Angeles, CA
           Department of Water
           and Power,
           6.00%, 2/15/24            1,005.0
 1,075,000 Puerto Rico Electric
           Power Authority,
           6.80%, 7/2/00             1,078.9
 1,000,000 Southern California
           Public Power
           Authority (MBIA),
           5.38%, 1/1/07             1,020.0
                                    --------
           Electric & Gas            4,487.8

 Health Care (6%)
   400,000 California Health
           Facilities Finance
           Authority (MBIA),
           5.00%, 8/15/18              356.0
   200,000 California Health
           Facilities Finance
           Authority,
           5.00%, 10/1/18              168.2
 1,000,000 California Health
           Facilities Financing
           Authority,
           7.88%, 11/1/23            1,012.5



40 Payden & Rygel Investment Group

California Municipal Income Fund

Schedule of Portfolio Investments - April 30, 2000
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------
 1,000,000 California Statewide
           Community Development
           Authority,
           5.38%, 4/1/17            $  852.5
                                    --------
           Health Care               2,389.2

 Housing (1%)
   375,000 California Housing
           Finance Agency
           (MBIA),
           5.20%, 8/1/26               374.1

 Lease (15%)
 1,500,000 ABAG Finance
           Authority for
           Nonprofit
           Corporations,
           5.25%, 11/1/08            1,526.2
 1,085,000 Alameda Co., CA
           Certificates of
           Participation (MBIA),
           5.38%, 6/1/09             1,113.5
 1,000,000 Beverly Hills, CA
           Public Financing
           Authority (MBIA),
           5.13%, 6/1/18               922.5
   400,000 Contra Costa, CA
           (MBIA),
           5.25%, 6/1/14               394.0
   600,000 Gilroy, CA Unified
           School District
           (FSA),
           6.25%, 9/1/12               638.2
   300,000 Los Angeles Co.
           Capital Asset Leasing
           Corp.,
           4.00%, 6/1/00               299.9
   400,000 Mountain View Cap.
           Improv. Fin. Auth.
           (MBIA)
           6.50%, 8/1/16 (b)           414.5
   400,000 Orange Co., CA
           Certificates of
           Participation (AMBAC)
           6.38%, 6/1/11 (b)           419.0
   500,000 San Diego Co., CA
           Certificates of
           Participation,
           5.50%, 2/1/13               486.3
                                    --------
           Lease                     6,214.1

 Sales Tax (4%)
   500,000 Los Angeles Co., CA
           Trans. Communications
           (MBIA),
           6.50%, 7/1/13               520.0
 1,100,000 Los Angeles Co., CA
           Transportation
           Commission,
           6.50%, 7/1/20             1,163.2
                                    --------
           Sales Tax                 1,683.2

 Special Revenue (2%)
 1,055,000 Marin County
           Emergency Radio
           (AMBAC),
           5.00%, 8/15/14(b)         1,003.6

 Special Tax (11%)
 1,215,000 Fontana, CA
           Redevelopment Agency,
           4.75%, 10/1/04            1,183.1
   400,000 Inglewood, CA
           Redevelopment Agency
           (AMBAC),
           5.25%, 5/1/16               389.5
 1,000,000 Monrovia, CA
           Redevelopment Agency
           (AMBAC),
           6.70%, 5/1/21             1,048.7

-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------
   830,000 Paramount, CA
           Redevelopment Agency,
           7.35%, 8/1/21(b)         $   875.7
 1,000,000 San Dimas, CA
           Redevelopment Agency
           (FSA), 6.75%, 9/1/16       1,043.8
                                    ---------
           Special Tax                4,540.8

 Transportation (3%)
   400,000 Alameda Corridor
           Transportation
           (MBIA),
           5.13%, 10/1/16 (b)           376.5
 1,000,000 Puerto Rico
           Commonwealth Hwy. &
           Trans. Auth. Hwy.
           (FSA),
           5.50%, 7/1/15              1,008.7
                                    ---------
           Transportation             1,385.2

 Water & Sewer (9%)
 1,000,000 East Bay, CA
           Municipal Utility
           District (MBIA),
           6.00%, 6/1/12              1,036.2
 1,000,000 Escondido, CA (FGIC),
           5.75%, 9/1/30                983.8
 1,000,000 Orange Cove, CA
           Irrigation District
           (AMBAC),
           5.00%, 2/1/17                927.5
 1,000,000 San Diego, CA Public
           Fac. Fin. Auth.
           (FGIC), 5.00%,
           5/15/29                      860.0
                                    ---------
           Water & Sewer              3,807.5
                                    ---------
           Revenue                   30,011.1

 Cash Equivalents (9%)
 1,771,378 Dreyfus State Tax
           Exempt                     1,771.4
 1,500,000 Irvine, CA
           Improvement Bond Act
           1915-Assessment
           District No. 97-17         1,500.0
   100,000 Irvine, CA
           Improvement Bond Act
           1915-Assessment
           District No. 97-17           100.0
   200,000 Orange County, CA,
           2.75%, 8/1/17                200.0
                                    ---------
           Cash Equivalents           3,571.4
                                    ---------
           Total (Cost-
           $41,544.6) (a) (99%)     $41,007.5
                                    =========

Percentages indicated are based on net assets of $41,458,436.

(a)This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $ 171,782
   Unrealized depreciation       (708,859)
                                ---------
   Net unrealized depreciation  $(537,077)
                                =========

(b)All or a portion of the security is held by the custodian in a segregated account as collateral.

AMBAC: AMBAC Indemnity Corporation
FGIC: Financial Guaranty Insurance Company
FSA: Financial Security Assurance Inc.
MBIA: MBIA Insurance Corp.

                      See notes to financial statements.

                                                          Semi-Annual Report 41

Statements of Assets & Liabilities

April 30, 2000

                             Global        Global       Emerging     Global
                           Short Bond   Fixed Income  Markets Bond  Balanced
                              Fund          Fund          Fund        Fund
                          ============  ============  ============ ===========
ASSETS:
Investments, at value*... $168,827,084  $433,932,829  $17,173,362  $ 9,873,474
Foreign cash.............        3,215        92,906                   115,251
Cash.....................
Receivable for:
 Interest and dividends..    2,568,262     6,356,126      362,771       82,564
 Investments sold........    5,002,797     4,648,654                    46,487
 Fund shares sold........                        894
 Futures and options
  contracts..............                                               19,082
 Forward currency
  contracts..............    6,967,624    11,021,771       23,602      145,988
 Paydowns................
Receivable from Advisor
 (Note 3)................                                                9,423
Other assets.............       10,936        40,662        5,765        1,626
                          ------------  ------------  -----------  -----------
   Total Assets..........  183,379,918   456,093,842   17,565,500   10,293,895
                          ------------  ------------  -----------  -----------
LIABILITIES:
Payable for:
 Bank overdrafts.........                  1,734,071
 Forward currency
  contracts..............          190        74,355
 Investments purchased...    5,019,979     4,433,460                    44,335
 Fund shares redeemed....
 Futures and options
  contracts..............                    140,584
 TBA sales commitments...
Distributions payable....
Accrued expenses:
 Investment advisory fees
  (Note 3)...............       42,315       116,070        3,532
 Administration fees
  (Note 3)...............       12,525        30,952          990          674
Other liabilities........       76,081       145,011       17,970       23,326
                          ------------  ------------  -----------  -----------
   Total Liabilities.....    5,151,090     6,674,503       22,492       68,335
                          ------------  ------------  -----------  -----------
   NET ASSETS............ $178,228,828  $449,419,339  $17,543,008  $10,225,560
                          ============  ============  ===========  ===========
NET ASSETS:
Paid in capital.......... $191,921,862  $467,970,864  $16,404,713  $ 8,940,899
Undistributed net
 investment income.......   (2,684,138)     (486,699)     127,875      (47,737)
Undistributed net
 realized gains (losses)
 from investments........   (5,274,498)   (2,065,124)     480,001      413,596
Net unrealized
 appreciation
 (depreciation) from:
 Investments.............  (12,593,025)  (26,653,409)     507,022      781,588
 Translation of assets
  and liabilities in
  foreign currencies.....    6,858,627    10,653,707       23,397      137,214
                          ------------  ------------  -----------  -----------
   NET ASSETS............ $178,228,828  $449,419,339  $17,543,008  $10,225,560
                          ============  ============  ===========  ===========
 Outstanding shares of
  beneficial interest....   18,745,873    45,554,031    1,559,597      889,502
                          ============  ============  ===========  ===========
 NET ASSET VALUE --
   offering and
  redemption price per
  share.................. $       9.51  $       9.87  $     11.25  $     11.50
                          ============  ============  ===========  ===========
-------
* Investments, at cost... $181,420,109  $463,344,940  $16,666,340   $9,084,856


42 Payden & Rygel Investment Group

 European     European        World       Growth &     Market     U.S. Growth     Small
 Growth &    Aggressive   Target Twenty    Income      Return       Leaders    Cap Leaders
Income Fund  Growth Fund      Fund          Fund        Fund         Fund         Fund
===========  ===========  ============= ============ ===========  ===========  ===========
$20,115,210  $70,458,301   $10,201,881  $143,116,990 $91,286,062  $13,192,824  $20,100,007
     63,894       11,536       239,547
     85,293       47,139                     173,148     586,561          130       32,065
  1,196,638                                                                        189,557
    383,089    1,676,963                                 646,884
                                                                                    12,375
     55,688
                                18,680
      1,872          982                      12,519       5,964          265          324
-----------  -----------   -----------  ------------ -----------  -----------  -----------
 21,901,684   72,194,921    10,460,108   143,302,657  92,525,471   13,193,219   20,334,328
-----------  -----------   -----------  ------------ -----------  -----------  -----------
                                41,431
                             1,681,567                                             262,212
                                                         439,825        5,475
      5,837       11,139                      59,644       8,634          883          299
      1,480        4,725           483         9,722       6,002          806        1,308
     31,433       72,669         8,476        68,154      35,808       18,450       26,286
-----------  -----------   -----------  ------------ -----------  -----------  -----------
     38,750       88,533     1,731,957       137,520     490,269       25,614      290,105
-----------  -----------   -----------  ------------ -----------  -----------  -----------
$21,862,934  $72,106,388   $ 8,728,151  $143,165,137 $92,035,202  $13,167,605  $20,044,223
===========  ===========   ===========  ============ ===========  ===========  ===========
$23,734,473  $63,998,798   $ 9,130,162  $ 87,357,844 $91,390,849  $12,869,710  $19,085,452
    180,003      (79,026)       16,855         9,627      57,423       12,191       45,264
 (2,111,627)   4,864,041        (7,419)   54,173,486   7,794,365     (407,267)    (794,427)
     80,814    3,323,523      (415,768)    1,624,180  (7,207,435)     692,971    1,707,934
    (20,729)        (948)        4,321
-----------  -----------   -----------  ------------ -----------  -----------  -----------
$21,862,934  $72,106,388   $ 8,728,151  $143,165,137 $92,035,202  $13,167,605  $20,044,223
===========  ===========   ===========  ============ ===========  ===========  ===========
  2,074,676    3,635,898       953,952     9,461,012   6,764,538    1,207,610    1,889,887
===========  ===========   ===========  ============ ===========  ===========  ===========

$     10.54  $     19.83   $      9.15  $      15.13 $     13.61  $     10.90  $     10.61
===========  ===========   ===========  ============ ===========  ===========  ===========
$20,769,287  $67,134,778   $10,617,649  $141,492,810 $91,835,282  $12,509,832  $18,456,552

                       See notes to financial statements.

                                                          Semi-Annual Report 43

Statements of Assets & Liabilities continued


April 30, 2000

                            Bunker Hill    Limited        Short        U.S.
                            Money Market   Maturity       Bond      Government
                                Fund         Fund         Fund         Fund
                            ============ ============  ===========  ===========
ASSETS:
Investments, at value*....  $166,340,190 $160,463,030  $65,648,333  $69,180,227
Foreign cash..............
Cash......................
Receivable for:
 Interest and dividends...       539,566      941,621      637,745      752,369
 Investments sold.........
 Fund shares sold.........     2,632,565
 Futures and options
  contracts...............
 Forward currency
  contracts...............
 Paydowns.................
Receivable from Advisor
 (Note 3).................        20,106
Other assets..............         7,550        5,403        7,243        4,460
                            ------------ ------------  -----------  -----------
   Total Assets...........   169,539,977  161,410,054   66,293,321   69,937,056
                            ------------ ------------  -----------  -----------

LIABILITIES:
Payable for:
 Bank overdrafts..........     6,261,231
 Forward currency
  contracts...............
 Investments purchased....
 Fund shares redeemed.....     2,803,403
 Futures and options
  contracts...............                                   8,250
 TBA sales commitments....
Distributions payable.....       907,905      781,907      281,241      325,149
Accrued expenses:
 Investment advisory fees
  (Note 3)................                      5,491       14,012        7,706
 Administration fees (Note
  3)......................        12,545       10,242        3,916        4,924
Other liabilities.........        95,849       54,825       33,228       29,887
                            ------------ ------------  -----------  -----------
   Total Liabilities......    10,080,933      852,465      340,647      367,666
                            ------------ ------------  -----------  -----------
   NET ASSETS.............  $159,459,044 $160,557,589  $65,952,674  $69,569,390
                            ============ ============  ===========  ===========

NET ASSETS:
Paid in capital...........  $159,459,044 $161,576,383  $68,729,343  $72,255,594
Undistributed net
 investment income........                    (31,657)     (32,493)
Undistributed net realized
 gains (losses) from
 investments..............                   (572,688)  (2,170,712)  (1,595,106)
Net unrealized
 appreciation
 (depreciation) from:
 Investments..............                   (414,449)    (573,464)  (1,091,098)
 Translation of assets and
  liabilities in foreign
  currencies..............
                            ------------ ------------  -----------  -----------
   NET ASSETS.............  $159,459,044 $160,557,589  $65,952,674  $69,569,390
                            ============ ============  ===========  ===========
 Outstanding shares of
  beneficial interest.....   159,459,044   16,164,053    6,887,152    6,759,251
                            ============ ============  ===========  ===========
 NET ASSET VALUE --
  offering and redemption
  price per share.........  $       1.00 $       9.93  $      9.58  $     10.29
                            ============ ============  ===========  ===========
-------
* Investments, at cost....  $166,340,190 $160,877,479  $66,172,276  $70,271,325


44 Payden & Rygel Investment Group

                  Investment      Total          High      Short Duration Tax Exempt   California
      GNMA       Quality Bond     Return        Income       Tax Exempt      Bond       Municipal
      Fund           Fund          Fund          Fund           Fund         Fund      Income Fund
  ============   ============  ============  ============  ============== ===========  ===========

  $135,262,340   $181,485,148  $426,284,886  $102,905,143   $16,817,322   $20,392,307  $41,007,537
                                     22,969           391


       622,625      1,591,617     3,454,571     2,724,830       279,773       289,734      628,894
    24,418,896     12,846,809     6,044,220     2,307,399

                       17,375        51,313
                                    156,076       144,236


           840         11,615         7,528         7,085           983         5,904          679
  ------------   ------------  ------------  ------------   -----------   -----------  -----------
   160,304,701    195,952,564   436,021,563   108,089,084   $17,098,078    20,687,945   41,637,110
  ------------   ------------  ------------  ------------   -----------   -----------  -----------




    56,038,870     73,178,692   153,047,049     1,000,288
                                                  542,545

        45,540         45,500        75,614
       599,483                                                   56,296        82,436      145,619

         2,343         39,899        67,788        29,762         2,342         8,157        6,899
         7,293          8,965        17,162         6,803         1,142         1,499        2,659
        46,952         43,586        61,318        35,200        18,355        18,735       23,497
  ------------   ------------  ------------  ------------   -----------   -----------  -----------
    56,740,481     73,316,642   153,268,931     1,614,598        78,135       110,827      178,674
  ------------   ------------  ------------  ------------   -----------   -----------  -----------
  $103,564,220   $122,635,922  $282,752,632  $106,474,486   $17,019,943   $20,577,118  $41,458,436
  ============   ============  ============  ============   ===========   ===========  ===========


  $104,776,002   $139,232,655  $300,493,377  $119,210,336   $17,142,485   $22,169,773  $42,603,777
                       68,018       742,883     1,213,897
       (98,733)   (13,826,629)   (8,944,630)   (7,848,895)      (28,589)   (1,607,865)    (608,264)

    (1,113,049)    (2,838,122)   (9,691,948)   (6,242,684)      (93,953)       15,210     (537,077)
                                    152,950       141,832
  ------------   ------------  ------------  ------------   -----------   -----------  -----------
  $103,564,220   $122,635,922  $282,752,632  $106,474,486   $17,019,943   $20,577,118  $41,458,436
  ============   ============  ============  ============   ===========   ===========  ===========
    10,437,980     13,382,122    30,002,792    11,601,080     1,736,495     2,196,460    4,300,675
  ============   ============  ============  ============   ===========   ===========  ===========

  $       9.92   $       9.16  $       9.42  $       9.18   $      9.80   $      9.37  $      9.64
  ============   ============  ============  ============   ===========   ===========  ===========
  $136,375,389   $184,558,093  $435,546,514  $109,147,827   $16,911,275   $20,377,097  $41,544,614

                       See notes to financial statements.

                                                          Semi-Annual Report 45

Statements of Operations

Period ended April 30, 2000

                                Global        Global       Emerging    Global
                              Short Bond   Fixed Income  Markets Bond Balanced
                                 Fund          Fund          Fund       Fund
                             ============  ============  ============ =========
INVESTMENT INCOME:
Interest income............  $  4,582,085  $ 12,949,839   $  571,005  $ 109,987
Dividend income............                                              32,074
Interest expense...........
Foreign tax withholdings...                                              (2,999)
                             ------------  ------------   ----------  ---------
Investment Income..........     4,582,085    12,949,839      571,005    139,062
                             ------------  ------------   ----------  ---------
EXPENSES:
Investment advisory fees
 (Note 3)..................       309,153       733,295       25,666     23,528
Administration fees (Note
 3)........................        82,441       195,545        4,563      3,764
Custodian fees.............        41,294        67,730        4,919     12,308
Transfer agent fees........        14,889        32,588        5,653      5,864
Registration and filing
 fees......................         9,283        15,390        6,635      7,906
Professional fees..........         1,493         3,325          107         75
Trustees' fees and
 expenses..................        12,407        29,396          683        605
Printing costs.............         8,387        32,129          625        758
Organization expenses (Note
 2)........................                                                 145
Legal fees.................         1,760         4,402          105         91
Accounting fees............        34,546        80,305        4,721      4,529
Insurance..................         6,443        11,581                     233
Audit fees.................        15,274        25,147        8,268     11,228
Other expenses.............         5,514        11,721         (114)     1,574
Expenses previously
 deferred (Note 3).........
Expense subsidy (Note 3)...       (27,629)                   (16,202)   (39,936)
                             ------------  ------------   ----------  ---------
 Net Expenses..............       515,255     1,242,554       45,629     32,672
                             ------------  ------------   ----------  ---------
  Net Investment Income....     4,066,830    11,707,285      525,376    106,390
                             ------------  ------------   ----------  ---------
REALIZED AND UNREALIZED
 GAINS (LOSSES):
Net realized gains (losses)
 from:
 Investments...............   (14,486,360)  (17,863,318)     530,975    270,109
 Foreign currency
  transactions.............    14,035,357    16,169,731                 153,004
 Futures, options and swap
  contracts................                    (487,058)                152,198
Change in net unrealized
 appreciation
 (depreciation) from:
 Investments...............    (8,682,691)  (13,034,949)     270,806    455,286
 Translation of assets and
  liabilities in foreign
  currencies...............     9,986,131    17,283,450       23,397   (508,514)
 Futures, options and swap
  contracts................                   1,166,722                 (46,073)
                             ------------  ------------   ----------  ---------
  Net Realized and
   Unrealized Gains
   (Losses)................       852,437     3,234,578      825,178    476,010
                             ------------  ------------   ----------  ---------
CHANGE IN NET ASSETS
 RESULTING FROM
 OPERATIONS................  $  4,919,267  $ 14,941,863   $1,350,554  $ 582,400
                             ============  ============   ==========  =========

-------
(a)The Fund commenced operations on March 31, 2000.
(b)The Fund commenced operations on December 20, 1999.


46 Payden & Rygel Investment Group

 European      European        World       Growth &      Market     U.S. Growth    Small
 Growth &     Aggressive   Target Twenty    Income       Return       Leaders   Cap Leaders
Income Fund   Growth Fund    Fund (a)        Fund         Fund         Fund      Fund (b)
===========   ===========  ============= ============  ===========  =========== ===========
$    61,265   $  132,727     $  23,793   $     58,726  $ 2,672,215   $  37,734  $   62,486
    273,232       66,960                    2,001,788                   19,267      50,786
     (6,354)      (8,084)
    (26,235)      (8,894)
-----------   ----------     ---------   ------------  -----------   ---------  ----------
    301,908      182,709        23,793      2,060,514    2,672,215      57,001     113,272
-----------   ----------     ---------   ------------  -----------   ---------  ----------
     81,249      210,521         8,446        495,365      124,113      26,685      44,364
     13,000       21,052           483         79,258       35,461       3,558       5,915
     19,145       13,965         1,223         11,835        6,205       2,925       2,994
     11,007       16,488         1,019         67,750       11,142       6,565       8,455
      4,045       23,644        19,056          7,895        8,846       5,915       4,921
        227          572            51          1,222          749          16         132
      2,120        3,487           102         12,159        5,910         517       1,008
      1,992       13,198           102          9,906        7,487       1,279       3,020
        824                                        10                               16,660
        187        1,143            34          1,353          969         239         520
      8,400       12,232           917         34,968       17,165       4,292       4,538
        626                                     5,678          850
     10,759        8,024         2,595         12,164       10,184       7,102      10,072
      3,986        3,246            36          5,336        3,890         492         (46)
    (11,319)     (62,374)      (27,126)        (2,841)     (33,723)    (24,010)    (43,470)
-----------   ----------     ---------   ------------  -----------   ---------  ----------
    146,248      265,198         6,938        742,058      199,248      35,575      59,083
-----------   ----------     ---------   ------------  -----------   ---------  ----------
    155,660      (82,489)       16,855      1,318,456    2,472,967      21,426      54,189
-----------   ----------     ---------   ------------  -----------   ---------  ----------
 (1,837,192)   5,622,013                   54,409,940     (206,985)   (244,550)   (443,123)
   (161,112)    (521,721)       (7,419)
                                                         9,944,287    (160,498)   (351,304)
 (2,590,316)   1,932,255      (415,768)   (60,144,484)    (148,737)    511,250   1,643,455
  1,020,392       97,132         4,321
    619,953                                             (8,524,351)                 64,479
-----------   ----------     ---------   ------------  -----------   ---------  ----------
 (2,948,275)   7,129,679      (418,866)    (5,734,544)   1,064,214     106,202     913,507
-----------   ----------     ---------   ------------  -----------   ---------  ----------
$(2,792,615)  $7,047,190     $(402,011)  $ (4,416,088) $ 3,537,181   $ 127,628  $  967,696
===========   ==========     =========   ============  ===========   =========  ==========

                       See notes to financial statements.

                                                          Semi-Annual Report 47

Statements of Operations continued

Period ended April 30, 2000

                               Bunker Hill   Limited      Short        U.S.
                               Money Market  Maturity      Bond     Government
                                   Fund        Fund        Fund        Fund
                               ============ ==========  ==========  ===========
INVESTMENT INCOME:
Interest income..............   $4,358,359  $3,455,504  $1,757,693  $ 2,218,261
Dividend income..............
Interest expense.............
Foreign tax withholdings.....
                                ----------  ----------  ----------  -----------
 Investment Income...........    4,358,359   3,455,504   1,757,693    2,218,261
                                ----------  ----------  ----------  -----------
EXPENSES:
Investment advisory fees
 (Note 3)....................      112,709     155,348      78,085      100,093
Administration fees (Note
 3)..........................       60,111      44,385      22,310       28,598
Custodian fees...............        8,543       6,779       4,352        4,419
Transfer agent fees..........       29,495      11,790       7,646        8,842
Registration and filing
 fees........................       58,093      16,322       8,529       10,753
Professional fees............        1,261         765         306          524
Trustees' fees and expenses..        9,574       7,013       2,414        4,384
Printing costs...............       18,285      10,125         108        3,838
Organization expenses (Note
 2)..........................          140
Legal fees...................        3,628       1,184         391          523
Accounting fees..............       25,458      22,112      10,940       14,299
Insurance....................          375       3,604       2,459        1,642
Audit fees...................       10,604      10,502       8,551        8,983
Other expenses...............        1,485       4,231       2,818        2,690
Expenses previously deferred
 (Note 3)....................
Expense subsidy (Note 3).....     (114,343)    (72,305)    (37,358)     (46,726)
                                ----------  ----------  ----------  -----------
 Net Expenses................      225,418     221,855     111,551      142,862
                                ----------  ----------  ----------  -----------
  Net Investment Income......    4,132,941   3,233,649   1,646,142    2,075,399
                                ----------  ----------  ----------  -----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
Net realized gains (losses)
 from:
 Investments.................                  (81,451)   (359,611)  (1,065,565)
 Foreign currency
  transactions...............
 Futures, options and swap
  contracts..................                               30,094
Change in net unrealized
 appreciation (depreciation)
 from:
 Investments.................                 (264,007)   (104,946)     142,833
 Translation of assets and
  liabilities in foreign
  currencies.................
 Futures, options and swap
  contracts..................                              (49,521)
                                ----------  ----------  ----------  -----------
  Net Realized and Unrealized
   Gains (Losses)............           --    (345,458)   (483,984)    (922,732)
                                ----------  ----------  ----------  -----------
CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS...   $4,132,941  $2,888,191  $1,162,158  $ 1,152,667
                                ==========  ==========  ==========  ===========


48 Payden & Rygel Investment Group

                 Investment      Total        High      Short Duration             California
     GNMA       Quality Bond    Return       Income       Tax Exempt   Tax Exempt  Municipal
     Fund           Fund         Fund         Fund           Fund      Bond Fund   Bond Fund
  ===========   ============  ===========  ===========  ============== ==========  ==========
  $ 4,326,666   $ 5,493,247   $ 8,283,570  $ 5,026,549     $353,968    $ 872,997   $ 774,560
                                                                          (5,613)
  -----------   -----------   -----------  -----------     --------    ---------   ---------
    4,326,666     5,493,247     8,283,570    5,026,549      353,968      867,384     774,560
  -----------   -----------   -----------  -----------     --------    ---------   ---------
      160,322       216,133       314,888      184,844       25,971       53,934      53,377
       47,503        61,752        89,968       42,250        6,493       13,483      13,344
        7,886         9,875        15,807        5,020        2,123        3,541       3,165
       11,937        12,755        15,792       10,591        6,309        6,888       7,086
        4,811         8,490         7,751        8,380        6,828        4,775        (419)
        1,131           670         1,656          751          118          120         356
        9,296         8,657        13,029        6,280          990        1,792       2,043
       11,675         3,212        12,547        6,378        1,074       (1,018)      3,292
        4,299                         115          104
        2,578         1,211         2,102          882          117          (56)        423
       24,477        26,868        36,669       19,026        5,506        7,642       8,349
                      3,089         1,609        1,096          501        1,534
        8,786        13,145        13,998       11,618        7,863        8,358       8,174
         (722)        6,066         5,889        3,976        2,718        3,609          36
                     16,246        30,488
      (86,156)                                              (26,031)     (20,399)    (15,825)
  -----------   -----------   -----------  -----------     --------    ---------   ---------
      207,823       388,169       562,308      301,196       40,580       84,203      83,401
  -----------   -----------   -----------  -----------     --------    ---------   ---------
    4,118,843     5,105,078     7,721,262    4,725,353      313,388      783,181     691,159
  -----------   -----------   -----------  -----------     --------    ---------   ---------
      (82,706)   (7,404,858)   (3,392,402)  (3,817,991)     (28,546)    (533,232)   (459,603)
                                  (95,437)
                    235,383    (1,311,179)                                  (909)       (892)
   (1,790,842)    2,849,119    (2,072,283)    (252,743)     (41,906)     302,412     544,636
                                  207,380      181,089
                    308,684      (352,339)
  -----------   -----------   -----------  -----------     --------    ---------   ---------
   (1,873,548)   (4,011,672)   (7,016,260)  (3,889,645)     (70,452)    (231,729)     84,141
  -----------   -----------   -----------  -----------     --------    ---------   ---------
  $ 2,245,295   $ 1,093,406   $   705,002  $   835,708     $242,936    $ 551,452   $ 775,300
  ===========   ===========   ===========  ===========     ========    =========   =========

                       See notes to financial statements.

                                                          Semi-Annual Report 49

Statements of Changes in Net Assets


                           Global Short Bond Fund      Global Fixed Income Fund
                          ==========================  ============================
                          Period ended   Year ended   Period ended    Year ended
                           April 30,    October 31,     April 30,     October 31,
                              2000          1999          2000           1999
                          ============  ============  =============  =============
INCREASE (DECREASE) IN
 NET ASSETS:
FROM OPERATIONS:
Net investment income...  $  4,066,830  $  9,440,509  $  11,707,285  $  23,349,737
Net realized gains
 (losses) on
 investments............      (451,003)    6,200,175     (2,180,645)    13,448,039
Change in net unrealized
 appreciation
 (depreciation).........     1,303,440    (9,504,696)     5,415,223    (33,900,133)
                          ------------  ------------  -------------  -------------
 Change in Net Assets
  Resulting from
  Operations............     4,919,267     6,135,988     14,941,863      2,897,643
                          ------------  ------------  -------------  -------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
Net investment income...    (6,750,968)  (22,986,447)   (12,445,914)   (39,581,035)
In excess of net
 investment income......
Net realized gains from
 investments............                                 (2,263,728)   (16,164,203)
In excess of net
 realized gains from
 investments............
Return of capital.......                    (452,844)
                          ------------  ------------  -------------  -------------
 Change in Net Assets
  from Distributions to
  Shareholders..........    (6,750,968)  (23,439,291)   (14,709,642)   (55,745,238)
                          ------------  ------------  -------------  -------------
FROM CAPITAL
 TRANSACTIONS:
Proceeds from fund
 shares sold............     5,008,780    44,614,473    113,654,496    156,632,130
Reinvestment of
 distributions..........     6,658,322    21,735,804     12,475,010     46,656,480
Cost of fund shares
 redeemed...............   (45,199,862)  (87,062,835)  (166,629,442)  (185,403,513)
                          ------------  ------------  -------------  -------------
 Change in Net Assets
  from Capital
  Transactions..........   (33,532,760)  (20,712,558)   (40,499,936)    17,885,097
                          ------------  ------------  -------------  -------------
  Total Change in Net
   Assets...............   (35,364,461)  (38,015,861)   (40,267,715)   (34,962,498)
NET ASSETS:
Beginning of period.....   213,593,289   251,609,150    489,687,054    524,649,552
                          ------------  ------------  -------------  -------------
End of period...........  $178,228,828  $213,593,289  $ 449,419,339  $ 489,687,054
                          ============  ============  =============  =============
Undistributed net
 investment income......  $ (2,684,138) $         --  $    (486,699) $     251,930
                          ============  ============  =============  =============
FUND SHARES OF
 BENEFICIAL INTEREST:
Outstanding shares at
 beginning of period....    22,261,567    24,412,663     49,681,914     48,100,341
                          ------------  ------------  -------------  -------------
Shares sold.............       528,032     4,499,156     11,571,948     15,150,934
Shares issued in
 reinvestment of
 distributions..........       708,185     2,203,115      1,273,507      4,507,472
Shares redeemed.........    (4,751,911)   (8,853,367)   (16,973,338)   (18,076,833)
                          ------------  ------------  -------------  -------------
Change in shares
 outstanding............    (3,515,694)   (2,151,096)    (4,127,883)     1,581,573
                          ------------  ------------  -------------  -------------
Outstanding shares at
 end of period..........    18,745,873    22,261,567     45,554,031     49,681,914
                          ============  ============  =============  =============
LONG TERM INVESTMENT
 ACTIVITY:
Purchase of investments
 (excluding
 government)............    98,948,982                  222,705,197
Sale of investments
 (excluding
 government)............   120,522,598                  214,163,971
Purchase of government
 securities.............     9,866,977                   14,026,184
Sale of government
 securities.............    11,946,849                    8,978,902

-------
(e)The Fund commenced operations on December 17, 1998.


50 Payden & Rygel Investment Group

    Emerging Markets Bond                                    European Growth &
            Fund                Global Balanced Fund            Income Fund
  ============================ ========================  ==========================
  Period ended   Period ended  Period ended  Year ended  Period ended   Year ended
   April 30,     October 31,    April 30,     October     April 30,    October 31,
      2000         1999 (e)        2000       31, 1999       2000          1999
  ============   ============  ============  ==========  ============  ============
  $   525,376    $   853,224   $   106,390   $  192,024  $    155,660  $    481,324
      530,975        168,367       575,311      427,201    (1,998,304)      (55,586)
      294,203        236,216       (99,301)     528,449      (949,971)    3,066,188
  -----------    -----------   -----------   ----------  ------------  ------------
    1,350,554      1,257,807       582,400    1,147,674    (2,792,615)    3,491,926
  -----------    -----------   -----------   ----------  ------------  ------------
     (488,975)      (761,750)     (154,127)                  (180,190)     (256,419)
     (219,341)                    (547,344)    (582,309)                 (1,354,410)
  -----------    -----------   -----------   ----------  ------------  ------------
     (708,316)      (761,750)     (701,471)    (582,309)     (180,190)   (1,610,829)
  -----------    -----------   -----------   ----------  ------------  ------------
    9,403,270     10,085,455     1,283,910      988,788    42,575,534    58,376,985
      707,159        761,750       701,092      581,773       147,382     1,527,824
   (4,492,856)       (60,065)     (264,559)    (589,586)  (56,130,320)  (63,071,435)
  -----------    -----------   -----------   ----------  ------------  ------------
    5,617,573     10,787,140     1,720,443      980,975   (13,407,404)   (3,166,626)
  -----------    -----------   -----------   ----------  ------------  ------------
    6,259,811     11,283,197     1,601,372    1,546,340   (16,380,209)   (1,285,529)
   11,283,197             --     8,624,188    7,077,848    38,243,143    39,528,672
  -----------    -----------   -----------   ----------  ------------  ------------
  $17,543,008    $11,283,197   $10,225,560   $8,624,188  $ 21,862,934  $ 38,243,143
  ===========    ===========   ===========   ==========  ============  ============
  $   127,875    $    91,474   $        --   $       --  $    180,142  $    204,533
  ===========    ===========   ===========   ==========  ============  ============
    1,074,053             --       740,112      652,676     3,206,515     3,447,862
  -----------    -----------   -----------   ----------  ------------  ------------
      827,329      1,005,416       110,562       86,968     3,565,343     4,973,234
       64,303         74,371        61,087       52,543        11,704       132,937
     (406,088)        (5,734)      (22,259)     (52,075)   (4,708,886)   (5,347,518)
  -----------    -----------   -----------   ----------  ------------  ------------
      485,544      1,074,053       149,390       87,436    (1,131,839)     (241,347)
  -----------    -----------   -----------   ----------  ------------  ------------
    1,559,597      1,074,053       889,502      740,112     2,074,676     3,206,515
  ===========    ===========   ===========   ==========  ============  ============
   14,782,543                    3,351,739                 12,397,130
    9,874,230                    3,020,806                 22,981,695
                                   203,906


                       See notes to financial statements.

                                                          Semi-Annual Report 51

Statements of Changes in Net Assets continued

                             European Aggressive      World Target          Growth &
                                 Growth Fund          Twenty Fund         Income Fund
                          ==========================  ============ ===========================
                          Period ended  Period ended  Period ended Period ended    Year ended
                           April 30,    October 31,    April 30,     April 30,    October 31,
                              2000        1999 (d)      2000 (a)       2000           1999
                          ============  ============  ============ =============  ============
INCREASE (DECREASE) IN
 NET ASSETS:
FROM OPERATIONS:
Net investment income...  $    (82,489) $     9,329    $   16,855  $   1,318,456  $  3,272,207
Net realized gains
 (losses) on
 investments............     5,100,292     (217,620)       (7,419)    54,409,940     7,980,305
Change in net unrealized
 appreciation
 (depreciation).........     2,029,387    1,293,188      (411,447)   (60,144,484)   29,259,458
                          ------------  -----------    ----------  -------------  ------------
 Change in Net Assets
  Resulting from
  Operations............     7,047,190    1,084,897      (402,011)    (4,416,088)   40,511,970
                          ------------  -----------    ----------  -------------  ------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
Net investment income...       (24,497)                               (1,343,629)   (3,240,475)
In excess of net
 investment income......
Net realized gains from
 investments............                                              (8,216,712)   (5,742,181)
In excess of net
 realized gains from
 investments............
                          ------------  -----------    ----------  -------------  ------------
 Change in Net Assets
  from Distributions to
  Shareholders..........       (24,497)          --            --     (9,560,341)   (8,982,656)
                          ------------  -----------    ----------  -------------  ------------
FROM CAPITAL
 TRANSACTIONS:
Proceeds from fund
 shares sold............   148,198,175    9,932,243     9,130,162     14,493,070    57,522,734
Reinvestment of
 distributions..........        12,435                                 9,289,337     8,559,259
Cost of fund shares
 redeemed...............   (93,314,106)    (829,949)                (135,564,445)  (79,240,632)
                          ------------  -----------    ----------  -------------  ------------
 Change in Net Assets
  from Capital
  Transactions..........    54,896,504    9,102,294     9,130,162   (111,782,038)  (13,158,639)
                          ------------  -----------    ----------  -------------  ------------
  Total Change in Net
   Assets...............    61,919,197   10,187,191     8,728,151   (125,758,467)   18,370,675
NET ASSETS:
Beginning of period.....    10,187,191           --            --    268,923,604   250,552,929
                          ------------  -----------    ----------  -------------  ------------
End of period...........  $ 72,106,388  $10,187,191    $8,728,151  $ 143,165,137  $268,923,604
                          ============  ===========    ==========  =============  ============
Undistributed net
 investment income......  $    (79,026) $    27,960    $   16,855  $       9,627  $     34,800
                          ============  ===========    ==========  =============  ============
FUND SHARES OF
 BENEFICIAL INTEREST:
Outstanding shares at
 beginning of period....       903,035           --            --     16,526,889    17,334,643
                          ------------  -----------    ----------  -------------  ------------
Shares sold.............     6,762,410      980,755       953,952        912,113     3,609,543
Shares issued in
 reinvestment of
 distributions..........           769                                   582,131       556,793
Shares redeemed.........    (4,030,316)     (77,720)                  (8,560,121)   (4,974,090)
                          ------------  -----------    ----------  -------------  ------------
Change in shares
 outstanding............     2,732,863      903,035       953,952     (7,065,877)     (807,754)
                          ------------  -----------    ----------  -------------  ------------
Outstanding shares at
 end of period..........     3,635,898      903,035       953,952      9,461,012    16,526,889
                          ============  ===========    ==========  =============  ============
LONG TERM INVESTMENT
 ACTIVITY:
Purchase of investments
 (excluding
 government)............    79,349,781                  5,789,183    104,335,236
Sale of investments
 (excluding
 government)............    34,339,043                               222,885,824
Purchase of government
 securities.............
Sale of government
 securities.............

-------
(a)The Fund commenced operations on March 31, 2000.
(b)The Fund commenced operations on December 20, 1999.
(d)The Fund commenced operations on June 17, 1999.


52 Payden & Rygel Investment Group

                                    U.S. Growth          Small Cap             Bunker Hill
   Market Return Fund              Leaders Fund         Leaders Fund        Money Market Fund
===========================  ========================== ============  ==============================
Period ended    Year ended   Period ended  Period ended Period ended   Period ended     Year ended
 April 30,     October 31,    April 30,    October 31,   April 30,       April 30,      October 31,
    2000           1999          2000        1999 (d)     2000 (b)         2000            1999
============   ============  ============  ============ ============  ===============  =============
$  2,472,967   $  3,280,094  $    21,426    $   11,588  $    54,189   $     4,132,941  $   2,544,689
   9,737,302     10,786,888     (405,048)       36,303     (794,427)
  (8,673,088)    (2,133,998)     511,250       181,721    1,707,934
------------   ------------  -----------    ----------  -----------   ---------------  -------------
   3,537,181     11,932,984      127,628       229,612      967,696         4,132,941      2,544,689
------------   ------------  -----------    ----------  -----------   ---------------  -------------
  (2,477,281)    (3,271,760)     (20,823)                    (8,925)       (4,132,941)    (2,544,689)
  (8,726,185)    (2,497,257)     (38,522)
------------   ------------  -----------    ----------  -----------   ---------------  -------------
 (11,203,466)    (5,769,017)     (59,345)           --       (8,925)       (4,132,941)    (2,544,689)
------------   ------------  -----------    ----------  -----------   ---------------  -------------
  30,508,140     46,316,116    9,025,214     4,191,588   21,418,143     6,217,198,993    513,712,895
  11,058,087      5,550,528       59,345                      8,380         2,196,671      2,008,530
 (24,833,629)   (18,451,807)    (404,627)       (1,810)  (2,341,071)   (6,147,904,865)  (454,208,380)
------------   ------------  -----------    ----------  -----------   ---------------  -------------
  16,732,598     33,414,837    8,679,932     4,189,778   19,085,452        71,490,799     61,513,045
------------   ------------  -----------    ----------  -----------   ---------------  -------------
   9,066,313     39,578,804    8,748,215     4,419,390   20,044,223        71,490,799     61,513,045
  82,968,889     43,390,085    4,419,390            --           --        87,968,245     26,455,200
------------   ------------  -----------    ----------  -----------   ---------------  -------------
$ 92,035,202   $ 82,968,889  $13,167,605    $4,419,390  $20,044,223   $   159,459,044  $  87,968,245
============   ============  ===========    ==========  ===========   ===============  =============
$     57,423   $     61,737  $    12,191    $   11,588  $    45,264   $            --  $          --
============   ============  ===========    ==========  ===========   ===============  =============
   5,554,485      3,260,654      419,668            --           --        87,968,245     26,455,200
------------   ------------  -----------    ----------  -----------   ---------------  -------------
   2,201,801      3,171,771      818,188       419,843    2,109,951     6,217,198,993    513,712,895
     801,316        387,981        5,300                        812         2,196,671      2,008,530
  (1,793,064)    (1,265,921)     (35,546)         (175)    (220,876)   (6,147,904,865)  (454,208,380)
------------   ------------  -----------    ----------  -----------   ---------------  -------------
   1,210,053      2,293,831      787,942       419,668    1,889,887        71,490,799     61,513,045
------------   ------------  -----------    ----------  -----------   ---------------  -------------
   6,764,538      5,554,485    1,207,610       419,668    1,889,887       159,459,044     87,968,245
============   ============  ===========    ==========  ===========   ===============  =============
  26,199,795                  17,815,960                 24,909,006
   3,948,984                  10,667,613                  8,038,934
   7,355,625

                       See notes to financial statements.

                                                          Semi-Annual Report 53

Statements of Changes in Net Assets continued

                            Limited Maturity Fund           Short Bond Fund
                          ===========================  ==========================
                          Period ended   Year ended    Period ended   Year ended
                           April 30,     October 31,    April 30,    October 31,
                              2000          1999           2000          1999
                          ============  =============  ============  ============
INCREASE (DECREASE) IN
 NET ASSETS:
FROM OPERATIONS:
Net investment income...  $  3,233,649  $   5,398,907  $  1,646,142  $  5,049,854
Net realized gains
 (losses) on
 investments............       (81,451)      (359,163)     (329,517)   (1,454,870)
Change in net unrealized
 appreciation
 (depreciation).........      (264,007)      (514,035)     (154,467)   (1,201,100)
                          ------------  -------------  ------------  ------------
 Change in Net Assets
  Resulting from
  Operations............     2,888,191      4,525,709     1,162,158     2,393,884
                          ------------  -------------  ------------  ------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
Net investment income...    (3,328,944)    (5,441,361)   (1,688,072)   (5,011,359)
In excess of net
 investment income......
Net realized gains from
 investments............
In excess of net
 realized gains from
 investments............
                          ------------  -------------  ------------  ------------
 Change in Net Assets
  from Distributions to
  Shareholders..........    (3,328,944)    (5,441,361)   (1,688,072)   (5,011,359)
                          ------------  -------------  ------------  ------------
FROM CAPITAL
 TRANSACTIONS:
Proceeds from fund
 shares sold............   132,578,833    144,494,836    21,184,478    31,467,956
Reinvestment of
 distributions..........     2,724,683      5,469,745     1,406,830     5,002,779
Cost of fund shares
 redeemed...............   (72,125,384)  (168,270,513)  (10,672,025)  (87,954,462)
                          ------------  -------------  ------------  ------------
Change in Net Assets
 from Capital
 Transactions...........    63,178,132    (18,305,932)   11,919,283   (51,483,727)
                          ------------  -------------  ------------  ------------
Total Change in Net
 Assets.................    62,737,379    (19,221,584)   11,393,369   (54,101,202)
NET ASSETS:
Beginning of period.....    97,820,210    117,041,794    54,559,305   108,660,507
                          ------------  -------------  ------------  ------------
End of period...........  $160,557,589  $  97,820,210  $ 65,952,674  $ 54,559,305
                          ============  =============  ============  ============
Undistributed net
 investment income......  $    (31,657) $      63,638  $    (32,493) $      9,437
                          ============  =============  ============  ============
FUND SHARES OF
 BENEFICIAL INTEREST:
Outstanding shares at
 beginning of period....     9,806,525     11,608,466     5,646,372    10,927,660
                          ------------  -------------  ------------  ------------
Shares sold.............    13,320,718     14,388,934     2,200,866     3,190,817
Shares issued in
 reinvestment of
 distributions..........       273,878        545,762       146,372       511,160
Shares redeemed.........    (7,237,068)   (16,736,637)   (1,106,458)   (8,983,265)
                          ------------  -------------  ------------  ------------
Change in shares
 outstanding............     6,357,528     (1,801,941)    1,240,780    (5,281,288)
                          ------------  -------------  ------------  ------------
Outstanding shares at
 end of period..........    16,164,053      9,806,525     6,887,152     5,646,372
                          ============  =============  ============  ============
LONG TERM INVESTMENT
 ACTIVITY:
Purchase of investments
 (excluding
 government)............    69,405,665                   33,730,919
Sale of investments
 (excluding
 government)............     3,965,498                   44,095,745
Purchase of government
 securities.............    34,162,773                   62,079,454
Sale of government
 securities.............    32,122,535                   38,297,695

-------
(c) The fund commenced operations on August 27, 1999.


54 Payden & Rygel Investment Group

                                                           Investment Quality Bond
    U.S. Government Fund              GNMA Fund                     Fund
  =========================== ==========================  ==========================
  Period ended   Year ended   Period ended  Period ended  Period ended   Year ended
   April 30,     October 31,   April 30,    October 31,    April 30,    October 31,
      2000          1999          2000        1999 (c)        2000          1999
  ============   ===========  ============  ============  ============  ============
  $ 2,075,399    $ 3,966,853  $  4,118,843  $    877,846  $  5,105,078  $ 13,465,648
   (1,065,565)      (413,912)      (82,706)       10,138    (7,169,475)   (7,274,797)
      142,833     (2,259,292)   (1,790,842)      677,793     3,157,803    (8,531,705)
  -----------    -----------  ------------  ------------  ------------  ------------
    1,152,667      1,293,649     2,245,295     1,565,777     1,093,406    (2,340,854)
  -----------    -----------  ------------  ------------  ------------  ------------
   (2,131,591)    (3,984,817)   (4,232,931)     (763,758)   (5,292,561)  (12,902,117)
     (140,994)      (377,990)      (26,165)                               (1,977,735)
  -----------    -----------  ------------  ------------  ------------  ------------
   (2,272,589)    (4,362,807)   (4,259,096)     (763,758)   (5,292,561)  (14,879,852)
  -----------    -----------  ------------  ------------  ------------  ------------
   15,977,227     13,686,356     1,219,849   120,346,469     8,406,380   147,882,590
    1,905,173      4,016,664     2,619,428       763,755     5,060,610    14,197,865
  (19,728,505)   (13,953,615)  (19,422,095)     (751,404)  (81,859,763) (123,605,779)
  -----------    -----------  ------------  ------------  ------------  ------------
   (1,846,105)     3,749,405   (15,582,818)  120,358,820   (68,392,773)   38,474,676
  -----------    -----------  ------------  ------------  ------------  ------------
   (2,966,023)       680,247   (17,596,619)  121,160,839   (72,591,928)   21,253,970
   72,535,413     71,855,166   121,160,839            --   195,227,850   173,973,880
  -----------    -----------  ------------  ------------  ------------  ------------
  $69,569,390    $72,535,413  $103,564,220  $121,160,839  $122,635,922  $195,227,850
  ===========    ===========  ============  ============  ============  ============
  $        --    $    56,192  $         --  $    114,088  $     68,018  $    255,501
  ===========    ===========  ============  ============  ============  ============
    6,939,416      6,592,251    11,988,106            --    20,682,385    17,111,232
  -----------    -----------  ------------  ------------  ------------  ------------
    1,541,220      1,282,269       121,936    11,986,472       901,476    14,689,513
      184,047        378,358       262,765        75,957       547,468     1,450,850
   (1,905,432)    (1,313,462)   (1,934,827)      (74,323)   (8,749,207)  (12,569,210)
  -----------    -----------  ------------  ------------  ------------  ------------
     (180,165)       347,165    (1,550,126)   11,988,106    (7,300,263)    3,571,153
  -----------    -----------  ------------  ------------  ------------  ------------
    6,759,251      6,939,416    10,437,980    11,988,106    13,382,122    20,682,385
  ===========    ===========  ============  ============  ============  ============
   87,832,304                  327,970,261                 434,862,583
   95,209,195                  286,838,460                 490,765,808
   57,627,437                   50,547,429                  25,928,727
   42,886,602                   83,099,648                  48,627,361


                       See notes to financial statements.

                                                          Semi-Annual Report 55

Statements of Changes in Net Assets continued


                              Total Return Fund           High Income Fund
                          ==========================  ==========================
                          Period ended   Year ended   Period ended   Year ended
                           April 30,    October 31,    April 30,    October 31,
                              2000          1999          2000          1999
                          ============  ============  ============  ============
INCREASE (DECREASE) IN
 NET ASSETS:
FROM OPERATIONS:
Net investment income...  $  7,721,262  $ 11,195,013  $  4,725,353  $  8,805,546
Net realized gains
 (losses) on
 investments............    (4,799,018)   (2,335,600)   (3,817,991)   (2,963,916)
Change in net unrealized
 appreciation
 (depreciation).........    (2,217,242)   (8,866,525)      (71,654)   (1,130,820)
                          ------------  ------------  ------------  ------------
 Change in Net Assets
  Resulting from
  Operations............       705,002        (7,112)      835,708     4,710,810
                          ------------  ------------  ------------  ------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
Net investment income...    (7,345,790)  (11,250,903)   (4,539,349)   (8,763,462)
In excess of net
 investment income......
Net realized gains from
 investments............                    (810,667)
In excess of net
 realized gains from
 investments............
                          ------------  ------------  ------------  ------------
 Change in Net Assets
  from Distributions to
  Shareholders..........    (7,345,790)  (12,061,570)   (4,539,349)   (8,763,462)
                          ------------  ------------  ------------  ------------
FROM CAPITAL
 TRANSACTIONS:
Proceeds from fund
 shares sold............    86,523,879   143,194,483    15,211,662    57,185,303
Reinvestment of
 distributions..........     7,172,561    11,645,326     4,300,085     7,945,379
Cost of fund shares
 redeemed...............   (34,743,502)  (86,942,800)  (18,630,960)  (43,449,500)
                          ------------  ------------  ------------  ------------
 Change in Net Assets
  from Capital
  Transactions..........    58,952,938    67,897,009       880,787    21,681,182
                          ------------  ------------  ------------  ------------
  Total Change in Net
   Assets...............    52,312,150    55,828,327    (2,822,854)   17,628,530
NET ASSETS:
Beginning of period.....   230,440,482   174,612,155   109,297,340    91,668,810
                          ------------  ------------  ------------  ------------
End of period...........  $282,752,632  $230,440,482  $106,474,486  $109,297,340
                          ============  ============  ============  ============
Undistributed net
 investment income......  $    742,883  $    367,411  $  1,213,897  $  1,027,893
                          ============  ============  ============  ============
FUND SHARES OF
 BENEFICIAL INTEREST:
Outstanding shares at
 beginning of period....    23,824,550    17,065,215    11,483,158     9,382,439
                          ------------  ------------  ------------  ------------
Shares sold.............     9,062,861    14,364,438     1,629,313     5,667,182
Shares issued in
 reinvestment of
 distributions..........       757,218     1,165,260       461,603       809,820
Shares redeemed.........    (3,641,837)   (8,770,363)   (1,972,994)   (4,376,283)
                          ------------  ------------  ------------  ------------
Change in shares
 outstanding............     6,178,242     6,759,335       117,922     2,100,719
                          ------------  ------------  ------------  ------------
Outstanding shares at
 end of period..........    30,002,792    23,824,550    11,601,080    11,483,158
                          ============  ============  ============  ============
LONG TERM INVESTMENT
 ACTIVITY:
Purchase of investments
 (excluding
 government)............   690,781,805                  56,079,653
Sale of investments
 (excluding
 government)............   629,009,454                  58,223,944
Purchase of government
 securities.............    14,297,063
Sale of government
 securities.............    27,645,638

-------
(e)The Fund commenced operations on December 17, 1998.


56 Payden & Rygel Investment Group

       Short Duration                                       California Municipal
      Tax Exempt Fund           Tax Exempt Bond Fund             Income Fund
  =========================== ==========================  ==========================
  Period ended   Year ended   Period ended   Year ended   Period ended  Period ended
   April 30,     October 31,   April 30,    October 31,    April 30,    October 31,
      2000          1999          2000          1999          2000        1999 (e)
  ============   ===========  ============  ===========   ============  ============
  $   313,388    $   576,474  $    783,181  $  2,528,624  $    691,159  $   710,925
      (28,546)        31,667      (534,141)      238,542      (460,495)    (147,769)
      (41,906)      (258,573)      302,412    (3,114,694)      544,636   (1,081,713)
  -----------    -----------  ------------  ------------  ------------  -----------
      242,936        349,568       551,452      (347,528)      775,300     (518,557)
  -----------    -----------  ------------  ------------  ------------  -----------
     (319,259)      (582,247)     (810,653)   (2,553,254)     (704,473)    (697,611)
      (31,698)      (139,540)
  -----------    -----------  ------------  ------------  ------------  -----------
     (350,957)      (721,787)     (810,653)   (2,553,254)     (704,473)    (697,611)
  -----------    -----------  ------------  ------------  ------------  -----------
    9,007,738      4,069,845       124,500    12,014,744    23,375,896   35,367,478
      319,457        698,143       643,171     2,193,300       376,001      597,877
   (7,259,958)    (6,159,617)  (26,383,755)  (32,743,759)  (11,053,820)  (6,059,655)
  -----------    -----------  ------------  ------------  ------------  -----------
    2,067,237     (1,391,629)  (25,616,084)  (18,535,715)   12,698,077   29,905,700
  -----------    -----------  ------------  ------------  ------------  -----------
    1,959,216     (1,763,848)  (25,875,285)  (21,436,497)   12,768,904   28,689,532
   15,060,727     16,824,575    46,452,403    67,888,900    28,689,532           --
  -----------    -----------  ------------  ------------  ------------  -----------
  $17,019,943    $15,060,727  $ 20,577,118  $ 46,452,403  $ 41,458,436  $28,689,532
  ===========    ===========  ============  ============  ============  ===========
  $        --    $     5,871  $         --  $     27,472  $         --  $    13,314
  ===========    ===========  ============  ============  ============  ===========
    1,526,147      1,664,941     4,924,057     6,843,864     2,981,497           --
  -----------    -----------  ------------  ------------  ------------  -----------
      916,591        407,302        13,165     1,209,554     2,432,790    3,529,282
       32,511         70,048        68,420       225,048        39,025       60,777
     (738,754)      (616,144)   (2,809,182)   (3,354,409)   (1,152,637)    (608,562)
  -----------    -----------  ------------  ------------  ------------  -----------
      210,348       (138,794)   (2,727,597)   (1,919,807)    1,319,178    2,981,497
  -----------    -----------  ------------  ------------  ------------  -----------
    1,736,495      1,526,147     2,196,460     4,924,057     4,300,675    2,981,497
  ===========    ===========  ============  ============  ============  ===========
    5,716,383                    5,015,360                  25,367,236
    3,911,984                   29,897,646                  12,907,184

                       See notes to financial statements.

                                                          Semi-Annual Report 57

Notes to Financial Statements

April 30, 2000


1. Organization and Related Matters

The Payden & Rygel Investment Group (the "Group") is a no-load, open-end management investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. Each of its twenty-two mutual funds (each a "Fund") is a series of the Group.

Each of the Funds, other than the Bunker Hill Money Market, High Income, European Growth & Income and European Aggressive Growth Funds, has been classified as non-diversified.

The Group has entered into a Credit Agreement with Deutsche Bank AG under which the bank has agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may not exceed $70 million. The Tax Exempt Bond, European Growth & Income and European Aggressive Growth Funds took loans during the period. There were no borrowings outstanding as of April 30, 2000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the
Funds:

Securities Valuation
Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain fixed income securities which may have a bid-ask spread greater than ten basis points may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities the prices of which are more readily obtainable and the risk of which is comparable to the securities being valued. Debt securities with remaining maturities of sixty days or less are valued on an amortized cost basis unless the Advisor determines that such basis does not represent fair value. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market. The differences between cost and market of investments are reflected as either unrealized appreciation or depreciation.

Equity securities listed or traded on any domestic (U.S.) securities exchange are valued at the last sale price or, if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price.

Investments in the Bunker Hill Money Market Fund are valued at amortized cost, which approximates market. Under the amortized cost valuation method, discount or premium is amortized using the effective interest method to the maturity of the security.

Investment Transactions and Related Income
Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes as required by federal income tax regulations. Dividend income is recorded on the

58 Payden & Rygel Investment Group

April 30, 2000

ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds except the tax exempt funds may purchase securities that are denominated in foreign currencies. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Each of these Funds isolates that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rates.

Repurchase Agreements
Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund's policy to take possession of the underlying securities and, on a daily basis, mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement.

Options Transactions
When any of the Funds (except the Bunker Hill Money Market Fund) writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When any of the Funds (except the Bunker Hill Money Market Fund) purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange

                                                          Semi-Annual Report 59

Notes to Financial Statements continued

April 30, 2000

rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

Futures Contracts
-----------------
Any Fund (except the Bunker Hill Money Market Fund) may purchase or sell futures contracts and options on futures contracts, which provide for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

The Global Balanced, European Growth & Income, European Aggressive Growth, World Target Twenty, Growth & Income, Market Return, U.S. Growth Leaders, Small Cap Leaders, Total Return, and High Income Funds may invest in stock index futures contracts, which are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts
--------------
Any Fund (except the Growth & Income and Bunker Hill Money Market Funds) may enter into swap transactions, which involve an agreement between the Fund and another party to exchange payments calculated as if they were interest on a fictitious ("notional") principal amount. A Fund will typically pays a floating rate of interest and receive the total return of a specified rate or index. A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amounts of the two payment streams. The net amount of the excess or deficiency, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and is recorded as an unrealized gain or loss by that Fund.

The potential risk to a Fund is that the swap position may correlate imperfectly with the markets or the asset or liability being hedged. In addition, if the other party to the transaction defaults, a Fund might incur a loss.

Forward Currency Contracts
--------------------------
The Global Short Bond, Global Fixed Income, Emerging Markets Bond, Total Return, High Income, Market Return, European Growth & Income, Global Balanced, European Aggressive Growth, and World Target Twenty Funds each may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative

60 Payden & Rygel Investment Group

April 30, 2000

to the U.S. dollar. These Funds enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

TBA Sale Commitments
--------------------
Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current value of the underling securities. The contract is "marked-to-market" daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Distributions to Shareholders
-----------------------------
Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds, except for (i) the Emerging Markets Bond, Global Balanced, European Growth & Income, Growth & Income and High Income Funds, which are declared and paid quarterly; (ii) the European Aggressive Growth, World Target Twenty, U.S. Growth Leaders, and Small Cap Leaders Funds, which are declared and paid semi-annually; and (iii) the Bunker Hill Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA, Short Duration Tax Exempt, Tax Exempt Bond, and California Municipal Income Funds, which are declared daily and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Federal Income Taxes
--------------------
It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the "Code"), and to make distributions of net investment income and net realized gains sufficient to relieve it from all federal income or excise taxes. Accordingly, no provision for federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes.

Distributions that exceed net investment income and net realized gains for financial reporting

                                                          Semi-Annual Report 61

Notes to Financial Statements continued

April 30, 2000

purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

Estimates
---------
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Other
-----
Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

The organization costs incurred on behalf of the Funds prior to June 30, 1998 are being amortized on a straight-line basis over a period not exceeding five years. Organization costs incurred after June 30, 1998 are a direct expense to the Fund as incurred.

3. Related Party Transactions

Payden & Rygel provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rate for each of the Global Short Bond and Global Fixed Income Funds is 0.30% on net assets up to $2 billion, decreasing to 0.25% on net assets over $2 billion. The rate for each of the Short Duration Tax Exempt and Tax Exempt Bond Funds is 0.32% on net assets up to $500 million, 0.28% on the next $500 million, and 0.25% on net assets over $1 billion. The rate for each of the U.S. Government, Limited Maturity, Short Bond, Investment Quality Bond, Market Return and Total Return Funds is 0.28% on net assets up to $1 billion, decreasing to 0.25% on net assets over $1 billion. The rate for the Global Balanced Fund is 0.50% on net assets up to $1 billion and 0.40% on net assets over $1 billion. The rate for the Growth & Income Fund is 0.50% on net assets up to $2 billion and 0.30% on net assets over $2 billion. The rate for the European Growth & Income Fund is 0.50% on net assets up to $2 billion and 0.40% on net assets over $2 billion. The rate for the Bunker Hill Money Market Fund is 0.15% on all net assets. The rate for the High Income Fund is 0.35% on all net assets. The rate for the California Municipal Income Fund is 0.32% on net assets up to $1 billion and 0.25% on net assets over $1 billion. The rate for each of the U.S. Growth Leaders and Small Cap Leaders Funds is 0.60% on net assets up to $1 billion and 0.50% on net assets over $1 billion. The rate for the European Aggressive Growth Fund is 0.80% on net assets up to $1 billion and 0.60% on net assets over $1 billion. The rate for the Emerging Markets Bond Fund is 0.45% on all net assets. The rate for the GNMA Fund is 0.27% on all net assets. The rate for the World Target Twenty Fund is 1.40% on all net assets.

Payden & Rygel agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, taxes, portfolio transaction expenses, blue sky fees, 12b-1 plan fees and extraordinary expenses) will not exceed the percentages indicated below of that Fund's average daily net assets on an annualized basis. Finally, Payden & Rygel has voluntarily agreed to temporarily limit each Fund's total expenses, including advisory fees, to the percentages indicated below of each Fund's average daily net assets on an annualized basis through October 31, 2000 (exclusive of interest, taxes, portfolio transaction expenses, blue sky fees, 12b-1 plan fees and extraordinary expenses).

62 Payden & Rygel Investment Group

April 30, 2000


                                Expense    Voluntary      Deferred
                               Guarantee Expense Limit Expense Subsidy
                               --------- ------------- ---------------
     Global Short Bond Fund..    0.70%       0.50%        $380,735
     Global Fixed Income
      Fund...................    0.70%        n/a               --
     Emerging Markets Bond
      Fund...................    1.25%       0.80%          41,723
     Global Balanced Fund....    0.85%       0.70%         248,381
     European Growth & Income
      Fund...................    0.90%        n/a          217,731
     European Aggressive
      Growth Fund............    1.05%        n/a          121,144
     World Target Twenty.....    1.40%       1.15%           8,446
     Growth & Income Fund....    0.80%       0.75%         109,406
     Market Return Fund......    0.60%       0.45%         346,672
     U.S. Growth Leaders
      Fund...................    1.00%       0.80%          69,614
     Small Cap Leaders Fund..    1.00%       0.80%          43,470
     Bunker Hill Money Market
      Fund...................    0.50%       0.30%         224,355
     Limited Maturity Fund...    0.60%       0.40%         946,291
     Short Bond Fund.........    0.60%       0.40%         611,967
     U.S. Government Fund....    0.60%       0.40%         390,370
     GNMA Fund...............    0.50%       0.35%         169,143
     Investment Quality Bond
      Fund...................    0.60%       0.50%         336,648
     Total Return Fund.......    0.60%       0.50%          52,842
     High Income Fund........    0.75%       0.60%              --
     Short Duration Tax
      Exempt Fund............    0.60%       0.50%         385,763
     Tax Exempt Bond Fund....    0.60%       0.50%         455,471
     California Municipal
      Income Fund............    0.80%       0.50%          22,299

Each Fund remains liable to Payden & Rygel for expenses subsidized in any fiscal year so long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of reimbursement). The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds and will be recognized as net expense in the statements of operations as expense previously deferred in future periods, if expense limits permit.

For the Global Balanced, European Growth & Income, European Aggressive Growth and World Target Twenty Funds, the Advisor has entered into a sub-advisory agreement with Metzler/Payden LLC where the Advisor passes through to the sub-advisor 100% of its advisory fee earned and payable. The sub-advisor fee does not represent a separate or additional charge to the Funds. Metzler/Payden LLC is a joint venture between the Advisor and Metzler Asset Management GmbH, an affiliate of B. Metzler seel. Sohn & Co. Holding AG, a major German financial institution located in Frankfurt, Germany. Metzler/Payden LLC is owned 50% by the Advisor and 50% by MP&R Ventures, Inc., a Metzler affiliate.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.08%.

Under the distribution agreement with the Group, Payden & Rygel Distributors is not entitled to receive any fees from the Group.

Certain officers and/or trustees of the Group are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Group.

                                                          Semi-Annual Report 63

Financial Highlights

(For a share outstanding throughout the period)

                                            Global Short Bond Fund
                         ==============================================================
                         Period ended  Year ended  Year ended  Year ended  Period ended
                          April 30,    October 31, October 31, October 31, October 31,
                             2000         1999        1998        1997       1996 (a)
                         ============  =========== =========== =========== ============
Net asset value --
  beginning of period...   $   9.59     $  10.31    $  10.17    $  10.07     $ 10.00
                           --------     --------    --------    --------     -------
Income (loss) from
 investment activities:
 Net investment income..       0.17         0.67        0.92        0.58        0.05
 Net realized and
  unrealized gains
  (losses)..............       0.06        (0.41)      (0.15)       0.11        0.06
                           --------     --------    --------    --------     -------
  Total from investment
   activities...........       0.23         0.26        0.77        0.69        0.11
                           --------     --------    --------    --------     -------
Distributions to
 shareholders:
 From net investment
  income................      (0.31)       (0.96)      (0.63)      (0.59)      (0.04)
 In excess of net
  investment income.....
 From net realized
  gains.................
 Return of capital......                   (0.02)
                           --------     --------    --------    --------     -------
  Total distributions to
   shareholders.........      (0.31)       (0.98)      (0.63)      (0.59)      (0.04)
                           --------     --------    --------    --------     -------
Net asset value -- end
 of period..............   $   9.51     $   9.59    $  10.31    $  10.17     $ 10.07
                           ========     ========    ========    ========     =======
   Total return.........       2.48%*       2.57%       7.87%       7.02%       1.10%*
                           ========     ========    ========    ========     =======
Ratios/supplemental
 data:
 Net assets, end of
  period (000)..........   $178,229     $213,593    $251,609    $220,865     $28,913
 Ratio of gross expense
  to average net
  assets................       0.53%**      0.51%       0.51%       0.53%       2.31%**
 Ratio of net expense to
  average net assets....       0.50%**      0.50%       0.44%       0.45%       0.45%**
 Ratio of gross
  investment income to
  average net assets....       3.92%**      3.89%       4.31%       4.76%       3.00%**
 Ratio of net investment
  income to average net
  assets................       3.95%**      3.90%       4.38%       4.84%       4.86%**
 Portfolio turnover
  rate..................        133%**       175%        245%        219%          0%**

-------
The Funds commenced operations on the following dates:

(a)September 18, 1996

 *Not annualized
**Annualized


64 Payden & Rygel Investment Group

                           Global Fixed Income Fund
   ====================================================================================
   Period ended      Year ended        Year ended        Year ended        Year ended
    April 30,        October 31,       October 31,       October 31,       October 31,
       2000             1999              1998              1997              1996
   ============      ===========       ===========       ===========       ===========
     $   9.86         $  10.91          $  10.16          $  10.35          $  10.32
     --------         --------          --------          --------          --------
         0.24             0.76              0.45              1.03              0.54
         0.07            (0.69)             0.72             (0.16)             0.19
     --------         --------          --------          --------          --------
         0.31             0.07              1.17              0.87              0.73
     --------         --------          --------          --------          --------
        (0.25)           (0.79)            (0.42)            (1.06)            (0.70)
        (0.05)           (0.33)
     --------         --------          --------          --------          --------
        (0.30)           (1.12)            (0.42)            (1.06)            (0.70)
     --------         --------          --------          --------          --------
     $   9.87         $   9.86          $  10.91          $  10.16          $  10.35
     ========         ========          ========          ========          ========
         3.26%*           0.56%            11.81%             8.84%             7.41%
     ========         ========          ========          ========          ========
     $449,419         $489,687          $524,650          $535,644          $651,165
         0.51%**          0.49%             0.49%             0.49%             0.53%
         0.51%**          0.49%             0.49%             0.49%             0.53%
         4.79%**          4.48%             5.13%             5.69%             5.67%
         4.79%**          4.48%             5.13%             5.69%             5.67%
          129%**           104%              223%              289%              176%

                       See notes to financial statements.

                                                          Semi-Annual Report 65

Financial Highlights continued

(For a share outstanding throughout the period)

                                                         Emerging Market
                                                            Bond Fund
                                                  ===============================
                                                  Period ended  Period ended
                                                   April 30,    October 31,
                                                      2000        1999 (i)
                                                  ============  ============
Net asset value -- beginning of period...........   $ 10.51       $ 10.00
                                                    -------       -------
Income (loss) from investment activities:
 Net investment income...........................      0.69          0.83
 Net realized and unrealized gains (losses)......      0.78          0.43
                                                    -------       -------
  Total from investment activities...............      1.47          1.26
                                                    -------       -------
Distributions to shareholders:
 From net investment income......................     (0.52)        (0.75)
 In excess of net investment income..............
 From net realized gains.........................     (0.21)
                                                    -------       -------
  Total distributions to shareholders............     (0.73)        (0.75)
                                                    -------       -------
Net asset value -- end of period.................   $ 11.25       $ 10.51
                                                    =======       =======
  Total return...................................     14.41%*       12.92%*
                                                    =======       =======
Ratios/supplemental data:
 Net assets, end of period (000).................   $17,543       $11,283
 Ratio of gross expense to average net assets....      1.08%**       1.35%**
 Ratio of net expense to average net assets......      0.80%**       0.80%**
 Ratio of gross investment income to average net
  assets.........................................      8.93%**       9.36%**
 Ratio of net investment income to average net
  assets.........................................      9.21%**       9.91%**
 Portfolio turnover rate.........................       223%**        225%**

-------
The Funds commenced operations on the following dates:

(b)December 9, 1996
(c)June 30, 1997
(i)December 17, 1998
 *Not annualized
**Annualized


66 Payden & Rygel Investment Group


                Global Balanced Fund                             European Growth & Income Fund
  ==================================================== ==================================================
  Period ended   Year ended  Year ended  Period ended  Period ended  Year ended  Year ended  Period ended
   April 30,     October 31, October 31, October 31,    April 30,    October 31, October 31, October 31,
      2000          1999        1998       1997 (b)        2000         1999        1998       1997 (c)
  ============   =========== =========== ============  ============  =========== =========== ============
    $ 11.65        $ 10.84     $ 10.79     $ 10.00       $ 11.93       $ 11.46     $ 10.19     $ 10.00
    -------        -------     -------     -------       -------       -------     -------     -------
       0.13           0.02        0.20        0.05          0.21          0.15        0.17       (0.04)
       0.66           1.65        0.63        0.90         (1.54)         0.81        1.28        0.23
    -------        -------     -------     -------       -------       -------     -------     -------
       0.79           1.67        0.83        0.95         (1.33)         0.96        1.45        0.19
    -------        -------     -------     -------       -------       -------     -------     -------
      (0.18)                     (0.17)      (0.05)        (0.06)        (0.09)      (0.17)
      (0.76)         (0.86)      (0.61)      (0.11)                      (0.40)      (0.01)
    -------        -------     -------     -------       -------       -------     -------     -------
      (0.94)         (0.86)      (0.78)      (0.16)        (0.06)        (0.49)      (0.18)       0.00
    -------        -------     -------     -------       -------       -------     -------     -------
    $ 11.50        $ 11.65     $ 10.84     $ 10.79       $ 10.54       $ 11.93     $ 11.46     $ 10.19
    =======        =======     =======     =======       =======       =======     =======     =======
       6.89%*        15.85%       8.21%       9.49%*      (11.26)%*       8.39%      14.31%       1.90%*
    =======        =======     =======     =======       =======       =======     =======     =======
    $10,226        $ 8,624     $ 7,078     $10,312       $21,863       $38,243     $39,529     $13,608
       1.54%**        1.56%       1.43%       1.64%**       0.97%**       0.96%       1.20%       2.48%**
       0.70%**        0.70%       0.69%       0.70%**       0.90%**       0.90%       0.69%       0.69%**
       1.42%**        1.53%       2.37%       2.38%**       0.89%**       1.19%       2.26%      (0.07)%**
       2.26%**        2.39%       3.11%       3.32%**       0.96%**       1.25%       2.77%       1.72%**
         86%**          60%        156%        211%**         88%**         89%         34%          9%**

                       See notes to financial statements.

                                                          Semi-Annual Report 67

Financial Highlights continued

(For a share outstanding throughout the period)

                                                                        World
                                         European Aggressive        Target Twenty
                                             Growth Fund              Bond Fund
                                      ===========================   =============
                                      Period ended   Period ended   Period ended
                                       April 30,     October 31,      April 30,
                                          2000         1999 (j)        2000 (m)
                                      ============   ============   =============
Net asset value -- beginning of
 period..............................   $ 11.28        $ 10.00         $10.00
                                        -------        -------         ------
Income (loss) from investment
 activities:
 Net investment income...............      0.02           0.03           0.02
 Net realized and unrealized gains
  (losses)...........................      8.54           1.25          (0.87)
                                        -------        -------         ------
   Total from investment activities..      8.56           1.28          (0.85)
                                        -------        -------         ------
Distributions to shareholders:
 From net investment income..........     (0.01)
 In excess of net investment income..
 From net realized gains.............
                                        -------        -------         ------
   Total distributions to
    shareholders.....................     (0.01)          0.00           0.00
                                        -------        -------         ------
Net asset value -- end of period.....   $ 19.83        $ 11.28         $ 9.15
                                        =======        =======         ======
Total return.........................     75.88%*        12.80%*        (8.50)%*
                                        =======        =======         ======
Ratios/supplemental data:
 Net assets, end of period (000).....   $72,106        $10,187         $8,728
 Ratio of gross expense to average
  net assets.........................      1.24%**        2.89%**        5.64%**
 Ratio of net expense to average net
  assets.............................      1.01%**        0.95%**        1.15%**
 Ratio of gross investment income to
  average net assets.................     (0.54)%**      (1.63)%**      (1.70)%**
 Ratio of net investment income to
  average net assets.................     (0.31)%**       0.31%**        2.79%**
 Portfolio turnover rate.............       147%**          18%**           0%**

-------
The Funds commenced operations on the following dates:

(d)November 1, 1996
(e)December 1, 1995
(j)June 17, 1999
(m)March 31, 2000
 *Not annualized
**Annualized


68 Payden & Rygel Investment Group



              Growth & Income Fund                                     Market Return Fund
================================================= ==============================================================
Period ended  Year ended  Year ended  Year ended  Period ended  Year ended  Year ended  Year ended  Period ended
 April 30,    October 31, October 31, October 31,  April 30,    October 31, October 31, October 31, October 31,
    2000         1999        1998       1997 (d)      2000         1999        1998        1997       1996 (e)
============  =========== =========== =========== ============  =========== =========== =========== ============
  $  16.27     $  14.45    $  12.77    $  10.00     $ 14.94       $ 13.31     $ 12.80     $ 10.86      $10.00
  --------     --------    --------    --------     -------       -------     -------     -------      ------
      0.11         0.19        0.21        0.17        0.41          0.76        0.73        0.63        0.50
     (0.62)        2.15        1.71        2.74        0.19          2.37        1.46        2.64        0.86
  --------     --------    --------    --------     -------       -------     -------     -------      ------
     (0.51)        2.34        1.92        2.91        0.60          3.13        2.19        3.27        1.36
  --------     --------    --------    --------     -------       -------     -------     -------      ------
     (0.11)       (0.19)      (0.24)      (0.14)      (0.39)        (0.77)      (0.71)      (0.63)      (0.50)
     (0.52)       (0.33)                              (1.54)        (0.73)      (0.97)      (0.70)
  --------     --------    --------    --------     -------       -------     -------     -------      ------
     (0.63)       (0.52)      (0.24)      (0.14)      (1.93)        (1.50)      (1.68)      (1.33)      (0.50)
  --------     --------    --------    --------     -------       -------     -------     -------      ------
  $  15.13     $  16.27    $  14.45    $  12.77     $ 13.61       $ 14.94     $ 13.31     $ 12.80      $10.86
  ========     ========    ========    ========     =======       =======     =======     =======      ======
     (3.33%)*     16.47%      15.15%      29.19%       4.19%*       24.41%      18.48%      31.74%      14.06%*
  ========     ========    ========    ========     =======       =======     =======     =======      ======
  $143,165     $268,924    $250,553    $150,944     $92,035       $82,969     $43,390     $20,195      $5,789
      0.75%**      0.75%       0.77%       0.89%       0.53%**       0.53%       0.69%       0.96%       4.14%**
      0.75%**      0.75%       0.54%       0.54%       0.45%**       0.45%       0.45%       0.45%       0.00%**
      1.33%**      1.19%       1.32%       1.25%       5.50%**       5.29%       5.45%       4.85%       1.81%**
      1.33%**      1.19%       1.55%       1.60%       5.58%**       5.37%       5.69%       5.36%       5.95%**
       105%**         5%         10%          2%         33%**        113%         48%        140%        146%**


                       See notes to financial statements.

                                                          Semi-Annual Report 69

Financial Highlights continued

(For a share outstanding throughout the period)

                                              U.S. Growth            Small Cap
                                             Leaders Fund           Leaders Fund
                                       ===========================  ============
                                       Period ended   Period ended  Period ended
                                        April 30,     October 31,    April 30,
                                           2000         1999 (j)      2000 (l)
                                       ============   ============  ============
Net asset value -- beginning of
 period...............................   $ 10.53         $10.00       $ 10.00
                                         -------         ------       -------
Income (loss) from investment
 activities:
 Net investment income................      0.07           0.03          0.03
 Net realized and unrealized gains
  (losses)............................      0.41           0.50          0.59
                                         -------         ------       -------
   Total from investment activities...      0.48           0.53          0.62
                                         -------         ------       -------
Distributions to shareholders:
 From net investment income...........     (0.03)                       (0.01)
 In excess of net investment income...
 From net realized gains..............     (0.08)
                                         -------         ------       -------
   Total distributions to
    shareholders......................     (0.11)          0.00         (0.01)
                                         -------         ------       -------
Net asset value -- end of period......   $ 10.90         $10.53       $ 10.61
                                         =======         ======       =======
Total return..........................      4.57%*         5.30%*        6.15%*
                                         =======         ======       =======
Ratios/supplemental data:
 Net assets, end of period (000)......   $13,168         $4,419       $20,044
 Ratio of gross expense to average net
  assets..............................      1.34%**        4.61%**       1.39%**
 Ratio of net expense to average net
  assets..............................      0.80%**        0.80%**       0.80%**
 Ratio of gross investment income to
  average net assets..................     (0.06%)**      (2.84%)**      0.14%**
 Ratio of net investment income to
  average net assets..................      0.48%**        0.97%**       0.73%**
 Portfolio turnover rate..............       280%**         241%**        138%**

-------
The Funds commenced operations on the following dates:

(g)December 17, 1997
(j)June 17, 1999
(l)December 20, 1999
 *Not annualized
**Annualized


70 Payden & Rygel Investment Group

             Bunker Hill
          Money Market Fund                                 Limited Maturity Fund
======================================  ==============================================================
Period ended  Year ended  Period ended  Period ended  Year ended  Year ended  Year ended   Year ended
 April 30,    October 31, October 31,    April 30,    October 31, October 31, October 31, Octrober 31,
    2000         1999       1998 (g)        2000         1999        1998        1997         1996
============  =========== ============  ============  =========== =========== =========== ============
  $   1.00      $  1.00     $  1.00       $   9.98      $ 10.08    $  10.06    $  10.06     $ 10.06
  --------      -------     -------       --------      -------    --------    --------     -------
      0.03         0.05        0.05           0.29         0.56        0.56        0.54        0.53
                                             (0.05)       (0.09)       0.02
  --------      -------     -------       --------      -------    --------    --------     -------
      0.03         0.05        0.05           0.24         0.47        0.58        0.54        0.53
  --------      -------     -------       --------      -------    --------    --------     -------
     (0.03)       (0.05)      (0.05)         (0.29)       (0.57)      (0.56)      (0.54)      (0.53)
  --------      -------     -------       --------      -------    --------    --------     -------
     (0.03)       (0.05)      (0.05)         (0.29)       (0.57)      (0.56)      (0.54)      (0.53)
  --------      -------     -------       --------      -------    --------    --------     -------
  $   1.00      $  1.00     $  1.00       $   9.93      $  9.98    $  10.08    $  10.06     $ 10.06
  ========      =======     =======       ========      =======    ========    ========     =======
      2.79%*       4.97%       4.65%*         2.58%*       4.71%       5.87%       5.46%       5.41%
  ========      =======     =======       ========      =======    ========    ========     =======
  $159,459      $87,968     $26,455       $160,558      $97,820    $117,042    $152,429     $50,771
      0.45%**      0.41%       0.71%**        0.53%**      0.50%       0.47%       0.52%       0.62%
      0.30%**      0.30%       0.29%**        0.40%**      0.38%       0.29%       0.30%       0.30%
      5.35%**      4.72%       4.81%**        5.70%**      5.44%       5.40%       5.30%       5.13%
      5.50%**      4.83%       5.23%**        5.83%**      5.56%       5.58%       5.52%       5.45%
       n/a          n/a         n/a            105%**        60%         91%        135%        217%


                       See notes to financial statements.

                                                          Semi-Annual Report 71

Financial Highlights continued

(For a share outstanding throughout the period)

                                               Short Bond Fund
                         =============================================================
                         Period ended  Year ended  Year ended  Year ended  Year ended
                          April 30,    October 31, October 31, October 31, October 31,
                             2000         1999        1998        1997        1996
                         ============  =========== =========== =========== ===========
Net asset value --
 beginning of period....   $  9.66       $  9.94    $   9.92     $  9.97     $ 10.04
                           -------       -------    --------     -------     -------
Income (loss) from
 investment activities:
 Net investment income..      0.30          0.56        0.63        0.58        0.54
 Net realized and
  unrealized gains
  (losses)..............     (0.08)        (0.28)       0.02       (0.05)      (0.06)
                           -------       -------    --------     -------     -------
  Total from investment
   activities...........      0.22          0.28        0.65        0.53        0.48
                           -------       -------    --------     -------     -------
Distributions to
 shareholders:
 From net investment
  income................     (0.30)        (0.56)      (0.63)      (0.58)      (0.54)
 In excess of net
  investment income.....
 From net realized
  gains.................                                                       (0.01)
                           -------       -------    --------     -------     -------
  Total distributions to
   shareholders.........     (0.30)        (0.56)      (0.63)      (0.58)      (0.55)
                           -------       -------    --------     -------     -------
Net asset value -- end
 of period..............   $  9.58       $  9.66    $   9.94     $  9.92     $  9.97
                           =======       =======    ========     =======     =======
Total return............      2.27%*        2.89%       6.80%       5.52%       4.86%
                           =======       =======    ========     =======     =======
Ratios/supplemental
 data:
 Net assets, end of
  period (000) .........   $65,953       $54,559    $108,661     $94,256     $97,966
 Ratio of gross expense
  to average net
  assets................      0.53%**       0.50%       0.50%       0.49%       0.57%
 Ratio of net expense to
  average net assets....      0.40%**       0.40%       0.30%       0.40%       0.40%
 Ratio of gross
  investment income to
  average net assets....      5.77%**       5.58%       5.84%       5.91%       5.50%
 Ratio of net investment
  income to average net
  assets................      5.90%**       5.68%       6.04%       6.00%       5.67%
 Portfolio turnover
  rate..................       238%**        229%        596%        208%        212%

-------
The Funds commenced operations on the following dates:

 *Not annualized
**Annualized


72 Payden & Rygel Investment Group

                            U.S. Government Fund
  ====================================================================================
  Period ended      Year ended        Year ended        Year ended        Year ended
   April 30,        October 31,       October 31,       October 31,       October 31,
      2000             1999              1998              1997              1996
  ============      ===========       ===========       ===========       ===========
    $ 10.45           $ 10.90           $ 10.56           $ 10.54           $ 10.61
    -------           -------           -------           -------           -------
       0.31              0.57              0.56              0.60              0.58
      (0.15)            (0.39)             0.33              0.02             (0.04)
    -------           -------           -------           -------           -------
       0.16              0.18              0.89              0.62              0.54
    -------           -------           -------           -------           -------
      (0.30)            (0.57)            (0.55)            (0.60)            (0.58)
      (0.02)            (0.06)                                                (0.03)
    -------           -------           -------           -------           -------
      (0.32)            (0.63)            (0.55)            (0.60)            (0.61)
    -------           -------           -------           -------           -------
    $ 10.29           $ 10.45           $ 10.90           $ 10.56           $ 10.54
    =======           =======           =======           =======           =======
       1.60%*            1.76%             8.60%             6.10%             5.20%
    =======           =======           =======           =======           =======
    $69,569           $72,535           $71,855           $15,479           $22,114
       0.53%**           0.50%             0.54%             0.63%             0.78%
       0.40%**           0.40%             0.34%             0.45%             0.45%
       5.68%**           5.29%             5.18%             5.31%             5.26%
       5.81%**           5.39%             5.38%             5.49%             5.59%
        191%**            128%              287%              160%              152%


                       See notes to financial statements.

                                                          Semi-Annual Report 73

Financial Highlights continued

(For a share outstanding throughout the period)

                                                            GNMA Fund
                                                    ==========================
                                                    Period ended  Period ended
                                                     April 30,    October 31,
                                                        2000        1999 (k)
                                                    ============  ============
Net asset value -- beginning of period.............   $  10.11     $   10.00
                                                      --------     ---------
Income (loss) from investment activities:
 Net investment income.............................       0.37          0.09
 Net realized and unrealized gains (losses)........      (0.20)         0.10
                                                      --------     ---------
  Total from investment activities.................       0.17          0.19
                                                      --------     ---------
Distributions to shareholders:
 From net investment income........................      (0.36)        (0.08)
 In excess of net investment income................
 From net realized gains...........................
                                                      --------     ---------
  Total distributions to shareholders..............      (0.36)        (0.08)
                                                      --------     ---------
Net asset value -- end of period...................   $   9.92     $   10.11
                                                      ========     =========
Total return.......................................       1.81%*        1.82%*
                                                      ========     =========
Ratios/supplemental data:
 Net assets, end of period (000)...................   $103,564     $ 121,161
 Ratio of gross expense to average net assets......       0.50%**       0.90%**
 Ratio of net expense to average net assets........       0.35%**       0.35%**
 Ratio of gross investment income to average net
  assets...........................................       6.79%**       5.41%**
 Ratio of net investment income to average net
  assets...........................................       6.94%**       5.96%**
 Portfolio turnover rate...........................          0%**         94%**

-------
The Funds commenced operations on the following dates:

(b)December 9, 1996
(k)August 27, 1999
 *Not annualized
**Annualized


74 Payden & Rygel Investment Group

                   Investment Quality Bond Fund                                     Total Return Fund
   ===================================================================================================================
   Period  ended   Year ended   Year ended  Year ended  Year ended  Period ended  Year ended  Year ended  Period ended
     April 30,     October 31,  October 31, October 31, October 31,  April 30,    October 31, October 31, October 31,
       2000           1999         1998        1997        1996         2000         1999        1998       1997 (b)
   =============   ===========  =========== =========== =========== ============  =========== =========== ============
     $   9.44       $  10.17     $  10.01    $   9.81    $   9.96     $   9.67     $  10.23    $  10.25     $  10.00
     --------       --------     --------    --------    --------     --------     --------    --------     --------
         0.35           0.58         0.60        0.58        0.63         0.35         0.66        0.57         0.46
        (0.30)         (0.65)        0.20        0.22       (0.17)       (0.29)       (0.60)       0.20         0.23
     --------       --------     --------    --------    --------     --------     --------    --------     --------
         0.05          (0.07)        0.80        0.80        0.46         0.06         0.06        0.77         0.69
     --------       --------     --------    --------    --------     --------     --------    --------     --------
        (0.33)         (0.58)       (0.59)      (0.60)      (0.61)       (0.31)       (0.57)      (0.58)       (0.44)
                                                                                                  (0.13)
                       (0.08)       (0.05)                                            (0.05)      (0.08)
     --------       --------     --------    --------    --------     --------     --------    --------     --------
        (0.33)         (0.66)       (0.64)      (0.60)      (0.61)       (0.31)       (0.62)      (0.79)       (0.44)
     --------       --------     --------    --------    --------     --------     --------    --------     --------
     $   9.16       $   9.44     $  10.17    $  10.01    $   9.81     $   9.42     $   9.67    $  10.23     $  10.25
     ========       ========     ========    ========    ========     ========     ========    ========     ========
         0.54%*        (0.71)%       8.33%       8.44%       4.86%        0.66%*       0.55%       7.72%        7.10%*
     ========       ========     ========    ========    ========     ========     ========    ========     ========
     $122,636       $195,228     $173,974    $ 94,987    $ 32,304     $282,753     $230,440    $174,612     $ 98,863
         0.50%**        0.50%        0.50%       0.53%       0.64%        0.50%**      0.50%       0.52%        0.69%**
         0.50%**        0.50%        0.44%       0.45%       0.00%        0.50%**      0.50%       0.44%        0.45%**
         6.63%**        6.06%        6.06%       5.95%       5.77%        6.90%**      5.58%       5.99%        5.97%**
         6.63%**        6.06%        6.12%       6.03%       6.41%        6.90%**      5.58%       6.07%        6.21%**
          119%**          67%         156%        317%        197%         154%**        45%        208%         206%**

                       See notes to financial statements.

                                                          Semi-Annual Report 75

Financial Highlights continued

(For a share outstanding throughout the period)

                                                    High Income Fund
                                          ======================================
                                          Period ended  Year ended  Period ended
                                           April 30,    October 31, October 31,
                                              2000         1999       1998 (h)
                                          ============  =========== ============
Net asset value -- beginning of period..    $   9.52     $   9.77     $ 10.00
                                            --------     --------     -------
Income (loss) from investment
 activities:
 Net investment income..................        0.60         0.89        0.47
 Net realized and unrealized gains
  (losses)..............................       (0.53)       (0.34)      (0.34)
                                            --------     --------     -------
   Total from investment activities.....        0.07         0.55        0.13
                                            --------     --------     -------
Distributions to shareholders:
 From net investment income.............       (0.41)       (0.80)      (0.36)
 In excess of net investment income.....
 From net realized gains................
                                            --------     --------     -------
   Total distributions to shareholders..       (0.41)       (0.80)      (0.36)
                                            --------     --------     -------
Net asset value -- end of period........    $   9.18     $   9.52     $  9.77
                                            ========     ========     =======
Total return............................        0.74%*       5.65%       1.28%*
                                            ========     ========     =======
Ratios/supplemental data:
 Net assets, end of period (000)........    $106,474     $109,297     $91,669
 Ratio of gross expense to average net
  assets................................        0.57%**      0.55%       0.71%**
 Ratio of net expense to average net
  assets................................        0.57%**      0.55%       0.54%**
 Ratio of gross investment income to
  average net assets....................        8.95%**      7.99%       7.58%**
 Ratio of net investment income to
  average net assets....................        8.95%**      7.99%       7.75%**
 Portfolio turnover rate................         120%**        68%        134%**

-------
The Funds commenced operations on the following dates:

(h)December 30, 1997
 *Not annualized
**Annualized


76 Payden & Rygel Investment Group

                      Short Duration Tax Exempt Fund
 ==================================================================================
 Period ended     Year ended        Year ended        Year ended        Year ended
  April 30,       October 31,       October 31,       October 31,       October 31,
     2000            1999              1998              1997              1996
 ============     ===========       ===========       ===========       ===========
   $  9.87          $ 10.11           $ 10.08           $ 10.01           $ 10.08
   -------          -------           -------           -------           -------
      0.19             0.37              0.42              0.38              0.38
     (0.05)           (0.15)             0.03              0.07             (0.06)
   -------          -------           -------           -------           -------
      0.14             0.22              0.45              0.45              0.32
   -------          -------           -------           -------           -------
     (0.19)           (0.37)            (0.41)            (0.38)            (0.38)
     (0.02)           (0.09)            (0.01)                              (0.01)
   -------          -------           -------           -------           -------
     (0.21)           (0.46)            (0.42)            (0.38)            (0.39)
   -------          -------           -------           -------           -------
   $  9.80          $  9.87           $ 10.11           $ 10.08           $ 10.01
   =======          =======           =======           =======           =======
      1.36%*           2.29%             4.55%             4.55%             3.28%
   =======          =======           =======           =======           =======
   $17,020          $15,061           $16,825           $38,176           $36,336
      0.82%**          0.85%             0.68%             0.62%             0.70%
      0.50%**          0.50%             0.44%             0.45%             0.45%
      3.54%**          3.27%             3.75%             3.58%             3.56%
      3.86%**          3.62%             3.99%             3.75%             3.81%
        50%**            54%               53%               57%               35%

                       See notes to financial statements.

                                                          Semi-Annual Report 77

Financial Highlights continued

(For a share outstanding throughout the period)

                                             Tax Exempt Bond Fund
                         =============================================================
                         Period ended  Year ended  Year ended  Year ended  Year ended
                          April 30,    October 31, October 31, October 31, October 31,
                             2000         1999        1998        1997        1996
                         ============  =========== =========== =========== ===========
Net asset value --
  beginning of period...   $  9.43       $  9.92     $  9.71     $  9.47     $  9.59
                           -------       -------     -------     -------     -------
Income (loss) from
 investment activities:
 Net investment income..      0.25          0.42        0.40        0.44        0.45
 Net realized and
  unrealized gains
  (losses)..............     (0.07)        (0.49)       0.20        0.24       (0.12)
                           -------       -------     -------     -------     -------
  Total from investment
   activities...........      0.18         (0.07)       0.60        0.68        0.33
                           -------       -------     -------     -------     -------
Distributions to
 shareholders:
 From net investment
  income................     (0.24)        (0.42)      (0.39)      (0.44)      (0.45)
 In excess of net
  investment income
 From net realized
  gains.................
                           -------       -------     -------     -------     -------
  Total distributions to
   shareholders.........     (0.24)        (0.42)      (0.39)      (0.44)      (0.45)
                           -------       -------     -------     -------     -------
Net asset value -- end
 of period..............   $  9.37       $  9.43     $  9.92     $  9.71     $  9.47
                           =======       =======     =======     =======     =======
Total return............      1.89%*       (0.81)%      6.32%       7.33%       3.52%
                           =======       =======     =======     =======     =======
Ratios/supplemental
 data:
 Net assets, end of
  period (000)..........   $20,577       $46,452     $67,889     $57,579     $49,862
 Ratio of gross expense
  to average net
  assets................      0.62%**       0.57%       0.57%       0.59%       0.61%
 Ratio of net expense to
  average net assets....      0.50%**       0.50%       0.49%       0.45%       0.45%
 Ratio of gross
  investment income to
  average net assets....      4.53%**       4.07%       4.00%       4.46%       4.57%
 Ratio of net investment
  income to average net
  assets................      4.65%**       4.14%       4.08%       4.60%       4.73%
 Portfolio turnover
  rate..................        31%**         28%         36%         42%         23%

-------
The Funds commenced operations on the following dates:

(i)December 17, 1998
 *Not annualized
**Annualized


78 Payden & Rygel Investment Group

                            California Municipal
                                 Income Fund
 =====================================================================
 Period ended                                             Period ended
  April 30,                                               October 31,
     2000                                                   1999 (i)
 ============                                             ============
   $  9.62                                                  $ 10.00
   -------                                                  -------
      0.20                                                     0.26
      0.02                                                    (0.38)
   -------                                                  -------
      0.22                                                    (0.12)
   -------                                                  -------
     (0.20)                                                   (0.26)
   -------                                                  -------
     (0.20)                                                   (0.26)
   -------                                                  -------
   $  9.64                                                  $  9.62
   =======                                                  =======
      2.28%*                                                  (1.22)%*
   =======                                                  =======
   $41,458                                                  $28,690
      0.59%**                                                  0.77%**
      0.50%**                                                  0.50%**
      4.05%**                                                  3.17%**
      4.14%**                                                  3.44%**
        86%**                                                    39%**



                       See notes to financial statements.

                                                          Semi-Annual Report 79

Trustees and Officers

Trustees

Joan A. Payden, Chairman and Chief Executive Officer
  President, Payden & Rygel

W.D. Hilton, Jr.
  CEO, Trust Services, Inc.

John P. Isaacson
  Managing Principal, Payden & Rygel

J. Clayburn La Force
  University of California, Los Angeles
  Dean Emeritus, The John E. Anderson Graduate
     School of Management

Gerald S. Levey, M.D.
  University of California, Los Angeles
  Provost, Medical Sciences and
     Dean, UCLA School of Medicine

Thomas V. McKernan, Jr.
  President and Chief Executive Officer,
     Automobile Club of Southern California

Christopher N. Orndorff
  Managing Principal, Payden & Rygel

Dennis C. Poulsen
  Chairman of the Board, Rose Hills Company

Stender E. Sweeney
  Private Investor

Officers

John C. Siciliano, President and Chief Operating Officer
Gregory P. Brown, Vice President
Yot Chattrabhuti, Vice President
Bradley F. Hersh, Vice President and Treasurer
David L. Wagner, Vice President
Edward S. Garlock, Secretary

80 Payden & Rygel Investment Group

                        [LETTERHEAD OF PAYDEN & RYGEL]


IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Payden & Rygel Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

     The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member NASD.